UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09477

Voya Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 to June 30, 2018

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2018

Voya Investors Trust
■	VY®	BlackRock Inflation Protected Bond Portfolio
Classes ADV, I and S

Voya Variable Insurance Trust

■	VY®	Goldman Sachs Bond Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT voyainvestments.com

TABLE OF CONTENTS

President’s Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	5
Statements of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Summary Portfolios of Investments (“Portfolio of Investments”)	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Mid-Year Outlook

Dear Shareholder,

Market performance has been disappointing in the first half of 2018, as illustrated by the year-to-date returns in U.S. equities, despite two back-to-back quarters of over 20% earnings growth. Such periods of sweeping weak equity and bond returns are uncommon, especially when corporate profits look robust. Profits do not arise from nowhere: statistical reports this year show strong economic growth, expansion of jobs and higher consumer spending. How can we explain the disconnection between the economy and financial markets?

Investors have had to process a range of mixed signals: U.S. economic statistics point to strong growth, but the rest of the world has moderated, particularly the emerging markets. Trade concerns have clouded the financial market narrative, with scant visibility to a resolution. There are other risks besides trade conflict, such as complicated U.S. politics with the approaching mid-term elections, inflation overshoots potentially quickening the pace of interest rates increases and populist politics throwing into question the sustainability of the euro zone. The response to all this uncertainty has been vacillation between bursts of pessimism and optimism, which has led to market tumbles and rallies in rapid succession.

As 2019 approaches, we will see whether optimism or pessimism sets the tone for the year. The current state of heightened volatility may or may not persist. If it does, investors can expect to feel the pull of temptation — it is hard to resist the impulse to change one’s investment strategy seeking to avoid downturns. We believe it is important to remember that regardless of what happens in the financial markets, investors generally are better off sticking to their plans. A plan based upon your long-term goals and risk tolerances, developed with your financial advisor, offers the best chance of reaching your destination.

If your goals or needs have changed, thoroughly discuss these issues with your investment advisor before making any changes to your investment plan. Voya seeks to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Dina Santoro
President
Voya Family of Funds
July 19, 2018

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2018

Our new fiscal year commenced with global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, in seemingly robust health. The Index had returned 18.48% in 2017, rising in every month. A “buy-the-dip” mentality prevailed among investors in risk assets, in which disappointments were soon forgiven. A narrative of synchronized global growth and corporate earnings, with monetary conditions still historically easy, looked intact. (The Index returned 0.43% for the six-months ended June 30, 2018, measured in U.S. dollars.)

But having reached an all-time high on January 26, in February the spell was broken, and after 15 consecutive gains, the Index suffered a monthly loss. Another loss followed in March, and for the six-months through June the Index edged up just 1.29%.

December had seen new unemployment claims near a 44-year low. Gross Domestic Product (“GDP”) recorded growth of 3.16% in the latest quarter. Tax reform legislation was signed into law on December 22, under which the lower corporate tax rate of 21% would boost the corporate earnings available for distribution or share buy-backs.

The Federal Open Market Committee (“FOMC”) had raised the federal funds rate by 25bp (0.25%) from 1.25% to 1.50%, with three more increases projected for 2018. As 2017 ended, new unemployment claims were near a 44-year low and the unemployment rate was stable at 4.1%. All seemed well, but some commentators wondered whether a tax cut stimulus costing $1 trillion to an already strong economy near full employment, would require more than three increases, and how would markets react when this became obvious.

In Europe, initially, evidence of the euro zone’s economic recovery continued to accumulate; GDP grew at 2.8% year-over-year and unemployment edged down to 8.6%, the lowest since December 2008. Purchasing managers’ indices, closely watched leading indicators of economic activity, reached multi-year highs. But as the months wore on, these fell back and the June readings were the lowest of the year, while industrial production sagged and core inflation slipped to 1.0%. The UK’s economy was still beset by uncertainty over Brexit. First quarter GDP was just 1.2% above the level one year earlier.

In Asia, China’s GDP growth was steady at 6.8% year-over-year. But tighter monetary policy to force deleveraging was driving up bond defaults, while key measures of economic activity, like fixed asset investment, retail sales and industrial production were cooling. In Japan, GDP grew for eight consecutive quarters, but in the first quarter of 2018 it fell by 0.6% annualized, with wage and price inflation still stubbornly low. In short, the main international economies seemed to be faltering.

In the U.S., 2018 started with a rather tame January employment report, but was followed in mid-month by unexpectedly strong inflation figures. Bond yields were creeping up and by January 22, the ten-year Treasury yield reached a three-year high. In early February fears of inflation and spiking bond yields gripped markets, which became much more volatile. The Index slumped 7% in a week.

Still, the underlying U.S. economy remained strong. In April the unemployment rate broke below 4% and in June it was reported at 3.75%, equaling the lowest since 1969. While GDP growth in the first quarter of 2018, at 2.0%, continued its recent pattern of modest first quarter increases, expectations for the second quarter exceeded 4%.

In March and June the FOMC duly raised rates, with two more increases now projected for 2018.

But by then investors had more to worry about than rising U.S. interest rates. On March 1, the White House announced tariffs of 25% on imported steel and 10% on aluminum, which took effect at the beginning of June. Specific tariffs on Chinese imports and restrictions on Chinese investments were promised, as was a 20% tariff on European auto imports. Retaliation was swift.

So June ended with the aura of synchronized global growth fading fast and what was left of it threatened by a trade war, from which surely no-one could expect any lasting benefit.

In U.S. fixed income markets, the Treasury yields rose across the curve, the short end significantly more than the long. Indeed the excess of the 10-year yield over the two-year fell to just 0.32%, the lowest in nearly 11 years. The Bloomberg Barclays U.S. Aggregate Bond Index lost 1.62%, the Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index fell 3.27%, dragged down by longer dated issues, which especially suffered as interest rates rose.

U.S. equities, represented by the S&P 500® Index including dividends, rose 2.65%. The earnings per share of its constituent companies recorded growth in the first quarter of 2018 of 24.8% year-over-year, the most since 2010. Consumer discretionary, the sector of Amazon and Netflix, was the top performer, up 11.52%; consumer staples suffered the biggest loss, 8.55%.

In currencies, the dollar rose 2.94% against the euro and 2.42% against the pound, but slipped 1.78% against the yen. From about April, after sustained weakness, dollar strength returned as the economic data for most of the rest of the world faded.

International markets were all unnerved by February’s general upsurge in volatility and by the risk of a trade war referred to above. In addition, the fiscal boost in the U.S. probably improved that market’s relative attractiveness. MSCI Japan® Index fell 3.66% over the fiscal half-year. MSCI Europe ex UK® Index lost 1.21%. Political worries resurfaced in Italy with the election of a populist government to add to those caused by weakening economic indicators. MSCI UK® Index gained 1.39%, driven by its big global energy constituents, as oil prices recovered.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2018*	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2018*

VY® BlackRock Inflation Protected Bond Portfolio
Class ADV	$1,000.00	$996.70	1.14%	$5.64	$1,000.00	$1,019.14	1.14%	$5.71
Class I	1,000.00	1,000.00	0.54	2.68	1,000.00	1,022.12	0.54	2.71
Class S	1,000.00	998.30	0.79	3.91	1,000.00	1,020.88	0.79	3.96
VY® Goldman Sachs Bond Portfolio	$1,000.00	$978.30	0.58%	$2.84	$1,000.00	$1,021.92	0.58%	$2.91

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2018 (UNAUDITED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® Goldman Sachs Bond Portfolio
ASSETS:
Investments in securities at fair value+*	$410,527,397	$208,844,120
Short-term investments at fair value**	12,187,302	37,103,589
Cash	—	1,273
Cash collateral for futures	—	760,377
Cash pledged for centrally cleared swaps (Note 2)	2,047,490	1,128,466
Cash pledged as collateral for OTC derivatives (Note 2)	182,000	830,000
Foreign currencies at value***	1,317,523	98,962
Receivables:
Investment securities sold	474,417	1,487,641
Investment securities sold on a delayed-delivery or when-issued basis	—	46,133,945
Fund shares sold	77,496	321,647
Dividends	16,236	20,122
Interest	2,002,611	1,163,980
Unrealized appreciation on forward foreign currency contracts	377,903	788,493
Upfront payments paid on OTC swap agreements	—	31,355
Unrealized appreciation on OTC swap agreements	6,207,474	—
Prepaid expenses	4,074	2,123
Reimbursement due from manager	—	25,123
Other assets	22,132	4,026
Total assets	435,444,055	298,745,242
LIABILITIES:
Payable for investment securities purchased	2,865,680	2,156,762
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	79,347,578
Payable for fund shares redeemed	3,383,704	1,051,502
Payable for foreign cash collateral for futures****	19,476	115,269
Payable upon receipt of securities loaned	—	217,674
Sales commitmentsˆˆ	—	5,123,731
Unrealized depreciation on forward foreign currency contracts	123,360	1,778,900
Upfront payments received on OTC swap agreements	—	248,459
Unrealized depreciation on OTC swap agreements	—	161,623
Variation margin payable on centrally cleared swaps	65,140	20,988
Cash received as collateral for OTC derivatives (Note 2)	6,400,000	—
Payable for investment management fees	168,345	86,292
Payable for distribution and shareholder service fees	55,344	—
Payable to trustees under the deferred compensation plan (Note 6)	22,132	4,026
Payable for trustee fees	2,100	1,089
Payable for cash collateral for futures	8,809	—
Other accrued expenses and liabilities	118,647	174,662
Written options, at fair valueˆ	1,098,166	—
Total liabilities	14,330,903	90,488,555
NET ASSETS	$421,113,152	$208,256,687

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$496,744,068	$210,454,034
Undistributed net investment income	436,476	7,064,704
Accumulated net realized loss	(79,472,928)	(5,652,609)
Net unrealized appreciation (depreciation)	3,405,536	(3,609,442)
NET ASSETS	$421,113,152	$208,256,687

+	Including securities loaned at value	$—	$211,176
*	Cost of investments in securities	$413,245,510	$211,644,902
**	Cost of short-term investments	$12,187,302	$37,103,960
***	Cost of foreign currencies	$1,307,670	$98,574
****	Cost of payable for foreign cash collateral for futures	$19,476	$115,269
ˆ	Premiums received on written options	$1,328,672	$—
ˆˆ	Proceeds receivable from sales commitments	$—	$5,111,797

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® Goldman Sachs Bond Portfolio
Class ADV
Net assets	$47,221,459	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	5,145,751	n/a
Net asset value and redemption price per share	$9.18	n/a

Class I
Net assets	$217,227,958	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	22,849,967	n/a
Net asset value and redemption price per share	$9.51	n/a

Class S
Net assets	$156,663,735	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	16,607,879	n/a
Net asset value and redemption price per share	$9.43	n/a

Portfolio(1)
Net assets	n/a	$208,256,687
Shares authorized	n/a	unlimited
Par value	n/a	$0.001
Shares outstanding	n/a	21,027,187
Net asset value and redemption price per share	n/a	$9.90

(1)	Portfolio does not have a share class designation.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® Goldman Sachs Bond Portfolio
INVESTMENT INCOME:
Dividends	$81,356	$113,969
Interest, net of foreign taxes withheld*	5,841,470	3,136,449
Securities lending income, net	—	1,312
Total investment income	5,922,826	3,251,730
EXPENSES:
Investment management fees	1,091,105	539,946
Distribution and shareholder service fees:
Class ADV	144,344	—
Class S	196,163	—
Transfer agent fees	475	1,189
Shareholder reporting expense	14,480	7,240
Professional fees	36,200	32,340
Custody and accounting expense	39,820	172,380
Trustee fees	8,401	4,355
Miscellaneous expense	17,922	7,067
Interest expense	65	3
Total expenses	1,548,975	764,520
Waived and reimbursed fees	(83,322)	(135,675)
Net expenses	1,465,653	628,845
Net investment income	4,457,173	2,622,885
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(408,088)	(1,851,937)
Forward foreign currency contracts	(199,330)	(780,787)
Foreign currency related transactions	80,579	58,400
Futures	732,033	(1,242,778)
Swaps	(28,506)	(133,171)
Written options	112,134	—
Net realized gain (loss)	288,822	(3,950,273)
Net change in unrealized appreciation (depreciation) on:
Investments	(7,176,460)	(2,778,156)
Forward foreign currency contracts	523,622	(1,465,415)
Foreign currency related transactions	4,952	1,715
Futures	(482,711)	379,293
Swaps	2,262,168	495,589
Written options	(495,928)	—
Sales commitments	—	(12,923)
Net change in unrealized appreciation (depreciation)	(5,364,357)	(3,379,897)
Net realized and unrealized loss	(5,075,535)	(7,330,170)
Decrease in net assets resulting from operations	$(618,362)	$(4,707,285)

* Foreign taxes withheld	$—	$282

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® BlackRock Inflation Protected Bond Portfolio		VY® Goldman Sachs Bond Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$4,457,173	$6,748,664	$2,622,885	$4,699,467
Net realized gain (loss)	288,822	(2,547,763)	(3,950,273)	1,972,312
Net change in unrealized appreciation (depreciation)	(5,364,357)	8,482,010	(3,379,897)	(312,466)
Increase (decrease) in net assets resulting from operations	(618,362)	12,682,911	(4,707,285)	6,359,313

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:				(4,792,224)
Class ADV	(462,734)	(381,219)	—	—
Class I	(3,303,021)	(4,397,495)	—	—
Class S	(2,058,671)	(2,176,391)	—	—
Total distributions	(5,824,426)	(6,955,105)	—	(4,792,224)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	41,140,207	45,993,204	24,537,501	60,709,654
Reinvestment of distributions	5,824,426	6,955,105	—	4,792,224
	46,964,633	52,948,309	24,537,501	65,501,878
Cost of shares redeemed	(53,530,326)	(178,896,691)	(26,525,306)	(78,963,233)
Net decrease in net assets resulting from capital share transactions	(6,565,693)	(125,948,382)	(1,987,805)	(13,461,355)
Net decrease in net assets	(13,008,481)	(120,220,576)	(6,695,090)	(11,894,266)

NET ASSETS:
Beginning of year or period	434,121,633	554,342,209	214,951,777	226,846,043
End of year or period	$421,113,152	$434,121,633	$208,256,687	$214,951,777
Undistributed net investment income at end of year or period	$436,476	$1,803,729	$7,064,704	$4,441,819

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® BlackRock Inflation Protected Bond Portfolio
Class ADV
06-30-18	9.30	0.08	•	(0.11)	(0.03)	0.09	—	—	0.09	—	9.18	(0.33)	1.18	1.14	1.14	1.69	47,221	36
12-31-17	9.17	0.09		0.11	0.20	0.07	—	—	0.07	—	9.30	2.16	1.17	1.13	1.13	0.94	49,769	101
12-31-16	8.88	0.05		0.24	0.29	—	—	—	—	—	9.17	3.27	1.21	1.12	1.12	0.53	52,110	73
12-31-15	9.24	(0.05)		(0.22)	(0.27)	0.09	—	0.00 *	0.09	—	8.88	(2.89)	1.30	1.11	1.11	(0.52)	54,750	470
12-31-14	9.15	0.05		0.15	0.20	0.11	—	—	0.11	—	9.24	2.14	1.30	1.11	1.11	0.57	63,936	527
12-31-13	10.74	(0.07	)•	(0.88)	(0.95)	—	0.64	—	0.64	—	9.15	(8.98)	1.29	1.14	1.14	(0.66)	74,204	613
Class I
06-30-18	9.66	0.11	•	(0.11)	0.00 *	0.15	—	—	0.15	—	9.51	0.00	0.58	0.54	0.54	2.30	217,228	36
12-31-17	9.55	0.15		0.11	0.26	0.15	—	—	0.15	—	9.66	2.72	0.57	0.53	0.53	1.55	223,463	101
12-31-16	9.19	0.11		0.25	0.36	—	—	—	—	—	9.55	3.92	0.56	0.52	0.52	1.15	311,949	73
12-31-15	9.54	0.01	•	(0.23)	(0.22)	0.08	—	0.05	0.13	—	9.19	(2.35)	0.55	0.51	0.51	0.16	311,110	470
12-31-14	9.42	0.11		0.16	0.27	0.15	—	—	0.15	—	9.54	2.81	0.55	0.51	0.51	1.18	450,442	527
12-31-13	10.97	(0.00	)*	(0.91)	(0.91)	—	0.64	—	0.64	—	9.42	(8.41)	0.54	0.54	0.54	(0.05)	476,969	613
Class S
06-30-18	9.57	0.10	•	(0.12)	(0.02)	0.12	—	—	0.12	—	9.43	(0.17)	0.83	0.79	0.79	2.06	156,664	36
12-31-17	9.45	0.13		0.10	0.23	0.11	—	—	0.11	—	9.57	2.48	0.82	0.78	0.78	1.29	160,890	101
12-31-16	9.12	0.09		0.24	0.33	—	—	—	—	—	9.45	3.62	0.81	0.77	0.77	0.89	190,284	73
12-31-15	9.48	(0.02)		(0.22)	(0.24)	0.09	—	0.03	0.12	—	9.12	(2.61)	0.80	0.76	0.76	(0.19)	202,274	470
12-31-14	9.37	0.09		0.15	0.24	0.13	—	—	0.13	—	9.48	2.54	0.80	0.76	0.76	0.90	243,300	527
12-31-13	10.94	(0.04	)•	(0.89)	(0.93)	—	0.64	—	0.64	—	9.37	(8.62)	0.79	0.79	0.79	(0.40)	301,374	613
VY® Goldman Sachs Bond Portfolio
06-30-18	10.12	0.12	•	(0.34)	(0.22)	—	—	—	—	—	9.90	(2.17)	0.71	0.58	0.58	2.43	208,257	209
12-31-17	10.06	0.22	•	0.07	0.29	0.23	—	—	0.23	—	10.12	2.93	0.69	0.58	0.58	2.16	214,952	345
12-31-16	10.02	0.20	•	0.08	0.28	0.24	—	—	0.24	—	10.06	2.70	0.66	0.58	0.58	2.00	226,846	490
02-20-15(5)–12-31-15	10.00	0.15	•	(0.13)	0.02	—	—	—	—	—	10.02	0.20	0.61	0.58	0.58	1.77	187,767	507

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by an Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Massachusetts business trust on August 3, 1988. Voya Investors Trust currently consists of twenty-four active separate investment series. The one series included in this report is: VY® BlackRock Inflation Protected Bond Portfolio (“BlackRock Inflation Protected Bond”), a diversified series of Voya Investors Trust.

Voya Variable Insurance Trust is registered under the 1940 Act as an open-end management investment company and was organized as a Delaware statutory trust on July 15, 1999. Voya Variable Insurance Trust consists of one active investment series which is included in this report: VY® Goldman Sachs Bond Portfolio (“Goldman Sachs Bond”), a diversified series of Voya Variable Insurance Trust.

Voya Investors Trust and Voya Variable Insurance Trust are collectively referred to as the “Trusts.” BlackRock Inflation Protected Bond and Goldman Sachs Bond are each, a “Portfolio” and together, the “Portfolios.” The investment objective of the Portfolios is described in each Portfolio’s Prospectus.

The classes of shares included in this report for BlackRock Inflation Protected Bond are: Adviser (“Class ADV”), Institutional (“Class I”), and Service (“Class S”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable. Goldman Sachs Bond does not have a share class designation.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class, if applicable, of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Boards of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

“Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of their results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Distributions to Shareholders. Net investment income dividends and net capital gain distributions, if any, for Goldman Sachs Bond are declared and paid annually. For BlackRock Inflation Protected Bond, dividends from net investment income, if any, are declared and paid monthly and distributions of net capital gains, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, market interest rates in the United States are at or near historic lows, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect a Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At June 30, 2018, the maximum amount of loss that BlackRock Inflation Protected Bond and Goldman Sachs Bond would incur if the counterparties to their derivative transactions failed to perform would be $7,628,853 and $788,493, respectively, which represents the gross payments to be received by the Portfolios on OTC purchased options, forward foreign currency contracts, and OTC inflation-linked swaps were they to be unwound as of June 30, 2018. At June 30, 2018, BlackRock Inflation Protected Bond had received $6,400,000 in cash collateral from certain counterparties. At June 30, 2018, Goldman Sachs Bond had not received any cash collateral for their open OTC derivative transactions.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between a Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

At June 30, 2018, BlackRock Inflation Protected Bond and Goldman Sachs Bond had a liability position of $1,210,385 and $2,157,627, respectively, on open OTC credit default and interest rate swaps, forward foreign currency contracts and OTC written options with interest rate related contingent features. If a contingent feature would have been triggered as of June 30, 2018, the Portfolios could have been required to pay this amount in cash to its counterparties. At June 30, 2018, BlackRock Inflation Protected Bond and Goldman Sachs Bond had pledged $182,000 and $830,000, respectively, in cash collateral for their open OTC derivative transactions.

H.  Forward Foreign Currency Contracts. A Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Portfolio of Investments.

For the six months ended June 30, 2018, BlackRock Inflation Protected Bond and Goldman Sachs Bond had entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolios use forward foreign currency contracts primarily to protect its non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return.

During the six months ended June 30, 2018, BlackRock Inflation Protected Bond and Goldman Sachs Bond had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below. Please refer to the tables following each respective Portfolio of Investments for open forward foreign currency contracts at June 30, 2018.

	Purchased	Sold
BlackRock Inflation Protected Bond	$29,370,066	$20,879,179
Goldman Sachs Bond	313,391,540	54,787,992

I.  Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when a Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following the Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

At June 30, 2018, BlackRock Inflation Protected Bond had pledged U.S. Treasury Inflation Indexed Protected Securities with an original par value of $732,000 with the broker as collateral for open futures contracts. The securities have been footnoted as pledged in the Portfolio of Investments.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the six months ended June 30, 2018, BlackRock Inflation Protected Bond and Goldman Sachs Bond had purchased and sold futures contracts on various bonds and notes as part of their duration strategy.

During the six months ended June 30, 2018, BlackRock Inflation Protected Bond and Goldman Sachs Bond had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables following each respective Portfolio of Investments for open futures contracts at June 30, 2018.

	Purchased	Sold
BlackRock Inflation Protected Bond	$187,417,977	$180,458,104
Goldman Sachs Bond	57,259,470	41,796,401

J.  Options Contracts. The Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that a Portfolio gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that a Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Portfolio pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the six months ended June 30, 2018, BlackRock Inflation Protected Bond had purchased and written options on exchange-traded futures contracts to manage its duration strategy and to generate income. Please refer to the Portfolio of Investments and the tables following for open purchased and written options on exchange-traded futures contracts at June 30, 2018.

During the six months ended June 30, 2018, BlackRock Inflation Protected Bond had purchased and written options on foreign currencies to manage its foreign exchange exposure and to generate income. Please refer to the Portfolio of Investments and the tables following for open purchased and written foreign currency options at June 30, 2018.

During the six months ended June 30, 2018, BlackRock Inflation Protected Bond had purchased and written interest rate swap options (“swaptions”) to manage its duration strategy and to generate income. Please refer to the Portfolio of Investments and the tables following for open purchased and written interest rate swaptions at June 30, 2018.

During the six months ended June 30, 2018, BlackRock Inflation Protected Bond had written inflation rate caps to generate income. There were no open written inflation rate caps at June 30, 2018.

Please refer to Note 9 for the volume of both purchased and written option activity for BlackRock Inflation Protected Bond during the six months ended June 30, 2018.

K.  Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Portfolios may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

risk. All outstanding swap agreements are reported following the Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Portfolio’s counterparty on the swap agreement becomes the CCP. A Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

A Portfolio may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed following the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2018, for which a Portfolio is seller of protection are disclosed following the Portfolio of Investments for Goldman Sachs Bond. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the six months ended June 30, 2018, Goldman Sachs Bond had bought and sold credit protection on credit default swap indices (“CDX”) and single name issuers (Corporate or Sovereign). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Goldman Sachs Bond used CDX swaps to gain additional exposure within various sectors and to hedge the credit risk associated with various sectors within the credit and commercial mortgage-backed securities market. In addition, Goldman Sachs Bond bought credit protection on single name issuers to reduce its risk exposure to defaults of corporate and/or sovereign issuers.

For the period ended June 30, 2018, Goldman Sachs Bond had an average notional amount of $16,129,282 on credit default swaps to buy protection and an average notional amount of $2,400,000 on credit default swaps to sell protection. Please refer to the tables following the Portfolio of Investments for open credit default swaps to buy and sell protection at June 30, 2018.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2018, BlackRock Inflation Protected Bond and Goldman Sachs Bond had entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps for BlackRock Inflation Protected Bond and Goldman Sachs Bond were $167,673,987 and $198,163,663, respectively.

For the six months ended June 30, 2018, BlackRock Inflation Protected Bond and Goldman Sachs Bond had entered into interest rate swaps in which they pay a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps for BlackRock Inflation Protected Bond and Goldman Sachs Bond were $57,811,902 and $122,492,244, respectively.

The Portfolios enter into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables following each respective Portfolio of Investments for open interest rate swaps at June 30, 2018.

At June 30, 2018, BlackRock Inflation Protected Bond and Goldman Sachs Bond had pledged $2,047,490 and $1,128,466, respectively, in cash collateral for open centrally cleared swaps.

Inflation-linked Swap Contracts. In an inflation-linked swap, one party pays a fixed interest rate on a notional amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional amount.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

For the six months ended June 30, 2018, BlackRock Inflation Protected Bond and Goldman Sachs Bond had entered into inflation-linked swaps in which they pay a floating rate linked to an inflation index and receive a fixed interest rate (“Long inflation-linked swap”). Average notional amounts on long inflation-linked swaps for BlackRock Inflation Protected Bond and Goldman Sachs Bond were $62,529,195 and $3,436,176.

For the six months ended June 30, 2018, BlackRock Inflation Protected Bond had entered into inflation-linked swaps in which it pays a fixed interest rate and receives a floating rate linked to an inflation index (“Short inflation-linked swap”). Average notional amount on short inflation linked-bonds was $257,896,160.

BlackRock Inflation Protected Bond and Goldman Sachs Bond used inflation-linked swaps as part of their inflation strategy. Please refer to the tables following the Portfolio of Investments for BlackRock Inflation Protected Bond for open inflation-linked swaps at June 30, 2018. There were no open inflation-linked swaps for Goldman Sachs Bond at June 30, 2018.

Total Return Swap Contracts. A total return swap is an agreement that gives a Portfolio the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Portfolio may also be required to pay the dollar value of that decline to the counterparty. Risks of total return swaps include credit, liquidity and market risks.

For the six months ended June 30, 2018, Goldman Sachs Bond entered into total returns swaps in place of buying a local currency denominated bond where a particular market was otherwise inaccessible or as a more efficient means of gaining access to a local market. For the period ended June, 30, 2018, Goldman Sachs Bond had an average notional amount of $123,591 on total return swaps. Please refer to the table following the Portfolio of investments for open total return swaps at June 30, 2018.

L.  Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

M.  Securities Lending. Each Portfolio may temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

N.  Sales Commitments. Sales commitments involve commitments to sell fixed income securities where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment is outstanding, except for delayed delivery transactions, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into. Please refer to the table following the Portfolio of Investments for open sales commitments held by Goldman Sachs Bond at June 30, 2018.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

O.  Structured Products. Goldman Sachs Bond invests in structured products which are specially-designed derivative investments whose principal payments or interest payments are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The terms and conditions of these products may be ‘structured’ by the purchaser (a Portfolio) and the borrower issuing the note. The market value of these products will increase or decrease based on the performance of the underlying asset or reference. A Portfolio records the net change in the market value of the structured product on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. A Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the structured product. Please refer to the Portfolio of Investments for structured products held by Goldman Sachs Bond at June 30, 2018.

P.  When-Issued and Delayed-Delivery Transactions. Goldman Sachs Bond may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio is required to hold liquid assets as collateral with the Portfolio’s custodian sufficient to cover the purchase price.

To mitigate counterparty risk, a Portfolio may enter into Master Securities Forward Transaction Agreements (“MSFTA”) with its respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At June 30, 2018, there was no cash collateral pledged or received by the Portfolio for open when-issued or delayed-delivery transactions.

Q.  Indemnifications. In the normal course of business, the Trusts may enter into contracts that provide certain indemnifications. The Trusts’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2018, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$40,840,843	$50,663,705
Goldman Sachs Bond	50,687,209	52,135,055

U.S. government securities not included above were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$106,528,559	$109,935,596
Goldman Sachs Bond	368,534,114	367,210,648

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into investment management agreements (“Management Agreements”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Each Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
BlackRock Inflation Protected	0.55% on the first $200 million;
Bond(1)	0.50% on the next $800 million; and
0.40% on the amount in excess of $1 billion
Goldman Sachs Bond	0.50% on the first $750 million; and
0.48% on assets over $750 million

(1)	The Investment Adviser has contractually agreed to waive 0.04% of the management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with each sub-adviser. These sub-advisers

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

provide investment advice for the Portfolios and are paid by the Investment Adviser based on the average daily net assets of each Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each Portfolio’s assets in accordance with that Portfolio’s investment objectives, policies, and limitations.

Portfolio	Sub-Adviser
BlackRock Inflation Protected Bond	BlackRock Financial Management, Inc.
Goldman Sachs Bond	Goldman Sachs Asset Management, L.P.

NOTE 5 — DISTRIBUTION AND SERVICE FEE

Voya Investors Trust has entered into a shareholder service plan (the “Plan”) for the Class S shares of BlackRock Inflation Protected Bond. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares. Under the Plan, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares.

Class ADV shares of BlackRock Inflation Protected Bond have a shareholder service and distribution plan. The Portfolio pays the Distributor a shareholder service fee of 0.25% and a distribution fee of 0.35% of the Portfolio’s average daily net assets attributable to Class ADV shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2018, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
Voya Institutional Trust Company	BlackRock Inflation Protected Bond	12.23%
Voya Insurance and Annuity Company	BlackRock Inflation Protected Bond	36.08
Voya Retirement Conservative Portfolio	BlackRock Inflation Protected Bond	13.36
Voya Retirement Moderate Portfolio	BlackRock Inflation Protected Bond	15.59
Voya Solution 2025 Portfolio	Goldman Sachs Bond	21.73
Voya Solution Income Portfolio	BlackRock Inflation Protected Bond	6.52
	Goldman Sachs Bond	19.91

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of a Portfolio, and will not materially affect a Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the below Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Maximum Operating Expense Limit (as a percentage of net assets)
BlackRock Inflation Protected	Class ADV: 1.23%
Bond	Class I: 0.63%
Class S: 0.88%
Goldman Sachs Bond	0.58%

The Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2018, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

the Investment Adviser, and the related expiration dates, are as follows:

	June 30,
Portfolio	2019	2020	2021	Total
Goldman Sachs Bond	$115,335	$149,846	$297,203	$562,384

The Expense Limitation Agreements are contractual through May 1, 2019 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective May 18, 2018, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through May 17, 2019. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 18, 2018, the predecessor line of credit was for an aggregate amount of $400,000,000 and paid a commitment fee equal to 0.15% through May 18, 2018.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolios did not utilize the line of credit during the six months ended June 30, 2018.

NOTE 9 — PURCHASED AND WRITTEN OPTIONS

Transactions in purchased options on exchange-traded futures contracts for BlackRock Inflation Protected Bond during the period ended June 30, 2018 were as follows:

	Number of Contracts	Cost
Balance at 12/31/2017	—	$—
Options Purchased	192	32,321
Options Terminated in Closing Sell Transactions	(152)	(21,593)
Balance at 06/30/2018	40	$10,728

Transactions in purchased foreign currency options for BlackRock Inflation Protected Bond during the period ended June 30, 2018 were as follows:

	EUR Notional	GBP Notional	Cost
Balance at 12/31/2017	—	—	$—
Options Purchased	3,360,000	2,975,000	52,766
Options Terminated in Closing Sell Transactions	(1,680,000)		(12,045)
Options Expired	(1,680,000)		(12,197)
Balance at 06/30/2018	—	2,975,000	$28,524

Transactions in purchased interest rate swaptions for BlackRock Inflation Protected Bond during the period ended June 30, 2018 were as follows:

	USD Notional	EUR Notional	JPY Notional	Cost
Balance at 12/31/2017	25,040,000	10,100,000	1,385,780,000	$2,665,757
Options Purchased	21,830,000	—	82,140,000	416,660
Options Terminated in Closing Sell Transactions	(16,780,000)	(10,100,000)	—	(1,978,010)
Balance at 06/30/2018	30,090,000	—	1,467,920,000	$1,104,407

Transactions in written inflation rate caps for BlackRock Inflation Protected Bond during the period ended June 30, 2018 were as follows:

	EUR Notional	Premiums Received
Balance at 12/31/2017	3,140,000	$217,411
Options Terminated in Closing Purchase Transactions	(3,140,000)	(217,411)
Balance at 06/30/2018	—	$—

Transactions in written options on exchange-traded futures contracts for BlackRock Inflation Protected Bond during the period ended June 30, 2018 were as follows:

	Number of Contracts	Premiums Received
Balance at 12/31/2017	—	$—
Options Written	27	10,459
Balance at 06/30/2018	27	$10,459

Transactions in written foreign currency options for BlackRock Inflation Protected Bond during the period ended June 30, 2018 were as follows:

	GBP Notional	USD Notional	Premiums Received
Balance at 12/31/2017	—	—	$—
Options Written	2,975,000	1,660,000	56,507
Options Terminated in Closing Sell Transactions		(1,660,000)	(24,693)
Balance at 06/30/2018	2,975,000	—	$31,814

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 9 — PURCHASED AND WRITTEN OPTIONS (continued)

Transactions in written interest rate swaptions for BlackRock Inflation Protected Bond during the period ended June 30, 2018 were as follows:

	EUR Notional	USD Notional	Premiums Received
Balance at 12/31/2017	10,100,000	24,320,000	$785,319
Options Written	9,053,000	231,425,000	1,296,663
Options Terminated in Closing Purchase Transactions	(10,100,000)	(24,630,000)	(795,583)
Balance at 06/30/2018	9,053,000	231,115,000	$1,286,399

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
BlackRock Inflation Protected Bond
Class ADV
6/30/2018	187,096	—	50,516	(444,500)	(206,888)	1,727,961	—	462,734	(4,074,274)	(1,883,579)
12/31/2017	317,604	—	41,329	(688,549)	(329,616)	2,925,393	—	381,219	(6,341,985)	(3,035,373)
Class I
6/30/2018	3,153,840	—	348,314	(3,781,627)	(279,473)	29,948,686	—	3,303,021	(36,069,840)	(2,818,133)
12/31/2017	3,773,612	—	460,710	(13,775,433)	(9,541,111)	36,140,751	—	4,397,494	(131,911,107)	(91,372,862)
Class S
6/30/2018	1,001,270	—	218,800	(1,418,528)	(198,458)	9,463,560	—	2,058,671	(13,386,212)	(1,863,981)
12/31/2017	732,452	—	229,768	(4,288,590)	(3,326,370)	6,927,060	—	2,176,392	(40,643,599)	(31,540,147)
Goldman Sachs Bond
6/30/2018	2,451,497	—	—	(2,670,414)	(218,917)	24,537,501	—	—	(26,525,306)	(1,987,805)
12/31/2017	5,975,395	—	475,891	(7,763,398)	(1,312,112)	60,709,654	—	4,792,224	(78,963,233)	(13,461,355)

NOTE 11 — SECURITIES LENDING

Under an agreement with BNY, the Portfolios can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of a Portfolio at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to a Portfolio on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

The following is a summary of Goldman Sachs Bond’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2018:

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING (continued)

Goldman Sachs Bond

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
HSBC Securities (USA) Inc.	$187,950	$(187,950)	$—
Nomura Securities International, Inc.	23,226	(23,226)	—
Total	$211,176	$(211,176)	$—

(1)	Collateral with a fair value of $217,674 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	Ordinary Income	Ordinary Income
BlackRock Inflation Protected Bond	$5,824,426	$6,955,105
Goldman Sachs Bond	—	4,792,224

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2017 were:

			Capital Loss Carryforwards
	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Amount	Character	Expiration
BlackRock Inflation Protected Bond	$1,550,040	$7,956,437	$(11,740,049)	Short-term	None
			(66,939,166)	Long-term	None
			$(78,679,215)
Goldman Sachs Bond	4,673,247	(642,293)	(1,371,038)	Short-term	None
			(147,745)	Long-term	None
			$(1,518,783)

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state (BlackRock Inflation Protected Bond).

As of June 30, 2018, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2013.

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2018, the following Portfolio declared net investment income dividends of:

	Per Share Amount	Payable Date	Record Date
Goldman Sachs Bond	$0.2231	July 16, 2018	July 12, 2018

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than above, no such subsequent events were identified.

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED)

Investment Type Allocation
as of June 30, 2018
(as a percentage of net assets)

U.S. Treasury Obligations	53.6%
Corporate Bonds/Notes	25.2%
U.S. Government Agency Obligations	14.2%
Foreign Government Bonds	4.2%
Purchased Options	0.3%
Assets in Excess of Other Liabilities*	2.5%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 25.2%
		Communications: 0.5%
2,250,000		Alibaba Group Holding Ltd., 2.500%–3.125%, 11/28/2019–11/28/2021	$2,231,332	0.5

		Consumer, Cyclical: 1.0%
795,000	(1)	BMW US Capital LLC, 2.150%, 04/06/2020	782,323	0.2
1,400,000	(1)	Daimler Finance North America LLC, 3.100%, 05/04/2020	1,397,484	0.3
755,000	(1)	Nissan Motor Acceptance Corp., 2.250%, 01/13/2020	744,410	0.2
1,295,000		Other Securities	1,286,251	0.3
			4,210,468	1.0

		Consumer, Non-cyclical: 1.0%
3,000,000		Gilead Sciences, Inc., 2.350%, 02/01/2020	2,971,225	0.7
1,320,000		Other Securities	1,308,199	0.3
			4,279,424	1.0

		Energy: 0.4%
1,495,000	(1)	Schlumberger Finance Canada Ltd, 2.200%, 11/20/2020	1,458,808	0.4

		Financial: 21.3%
780,000	(1)	AIG Global Funding, 1.950%, 10/18/2019	769,677	0.2
595,000	(1)	AIG Global Funding, 2.150%, 07/02/2020	583,324	0.1
1,385,000		American Express Credit Corp., 2.200%, 03/03/2020	1,367,115	0.3
585,000	(1)	ANZ New Zealand Int’l Ltd./London, 2.200%, 07/17/2020	573,494	0.1
3,000,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.050%, 09/23/2019	2,967,232	0.7

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
500,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.700%, 11/16/2020	$493,608	0.1
5,650,000		Bank of America Corp., 2.625%, 10/19/2020	5,581,256	1.3
1,395,000		Bank of Montreal, 3.100%, 04/13/2021	1,390,836	0.3
2,500,000		Bank of Nova Scotia/The, 3.125%, 04/20/2021	2,487,901	0.6
1,285,000	(1)	Banque Federative du Credit Mutuel SA, 2.200%, 07/20/2020	1,255,592	0.3
1,000,000		Barclays Bank PLC, 3.013%, (US0003M + 0.650%), 08/07/2020	1,004,130	0.2
2,665,000		Barclays Bank PLC, 5.125%, 01/08/2020	2,739,676	0.7
1,500,000		BB&T Corp., 2.150%, 02/01/2021	1,459,194	0.4
2,165,000		BNP Paribas SA, 5.000%, 01/15/2021	2,248,958	0.5
4,000,000		Branch Banking & Trust Co., 1.450%, 05/10/2019	3,957,115	0.9
2,100,000		Citibank NA, 2.125%, 10/20/2020	2,049,202	0.5
250,000		Citibank NA, 2.826%, (US0003M + 0.500%), 06/12/2020	250,800	0.1
545,000		Citibank NA, 2.850%, 02/12/2021	538,887	0.1
1,860,000	(1)	Commonwealth Bank of Australia, 2.250%, 03/10/2020	1,833,790	0.4
1,835,000		Cooperatieve Rabobank UA/NY, 3.125%, 04/26/2021	1,828,567	0.4
4,000,000		Credit Suisse AG/New York NY, 2.300%, 05/28/2019	3,981,331	1.0
2,000,000	(1)	Danske Bank A/S, 1.650%, 09/06/2019	1,969,614	0.5
1,000,000	(1)	DNB Bank ASA, 2.375%, 06/02/2021	969,121	0.2
1,110,000		Fifth Third Bank/Cincinnati OH, 1.625%, 09/27/2019	1,092,902	0.3
1,414,000		GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/2020	1,381,901	0.3
5,000,000		HSBC USA, Inc., 2.375%, 11/13/2019	4,951,842	1.2
500,000		JPMorgan Chase & Co., 2.400%, 06/07/2021	487,298	0.1
5,685,000		JPMorgan Chase & Co., 2.550%, 10/29/2020	5,603,287	1.3
1,000,000	(2)	JPMorgan Chase Bank NA, 2.604%, 02/01/2021	991,480	0.3
1,125,000		KeyBank NA/Cleveland OH, 1.600%–3.350%, 08/22/2019–06/15/2021	1,121,831	0.3

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
2,250,000		Lloyds Bank PLC, 3.300%, 05/07/2021	$2,246,748	0.5
1,135,000		Manufacturers & Traders Trust Co., 2.625%, 01/25/2021	1,117,876	0.3
2,200,000		National Australia Bank Ltd./New York, 2.125%–2.500%, 05/22/2020–01/12/2021	2,157,910	0.5
2,540,000	(1)	New York Life Global Funding, 2.000%, 04/09/2020	2,494,477	0.6
1,970,000	(1)	Pricoa Global Funding I, 1.450%, 09/13/2019	1,937,317	0.5
2,370,000		Santander UK PLC, 2.125%, 11/03/2020	2,301,308	0.6
2,000,000		Skandinaviska Enskilda Banken AB, 1.500%, 09/13/2019	1,965,150	0.5
2,000,000		Sumitomo Mitsui Banking Corp., 2.450%, 01/16/2020	1,977,592	0.5
1,000,000		Sumitomo Mitsui Financial Group, Inc., 2.934%, 03/09/2021	988,929	0.2
2,255,000		Svenska Handelsbanken AB, 2.250%–3.350%, 06/17/2019–05/24/2021	2,245,572	0.5
295,000	(1)	UBS AG/London, 2.200%, 06/08/2020	289,223	0.1
3,200,000		UBS AG/Stamford CT, 2.350%, 03/26/2020	3,164,670	0.7
4,700,000		US Bank NA/Cincinnati OH, 2.000%, 01/24/2020	4,631,992	1.1
1,740,000		Wells Fargo Bank NA, 2.600%, 01/15/2021	1,713,050	0.4
1,255,000		Westpac Banking Corp., 1.600%, 08/19/2019	1,237,471	0.3
1,330,000		Other Securities	1,333,244	0.3
			89,733,490	21.3

		Industrial: 0.4%
950,000		General Dynamics Corp., 3.000%, 05/11/2021	947,263	0.2
795,000	(1)	Siemens Financieringsmaatschappij NV, 2.200%, 03/16/2020	784,036	0.2
			1,731,299	0.4

		Technology: 0.3%
1,100,000		Other Securities	1,060,283	0.3

		Utilities: 0.3%
1,280,000		Duke Energy Progress LLC, 2.501%, (US0003M + 0.180%), 09/08/2020	1,282,758	0.3

		Total Corporate Bonds/Notes (Cost $107,149,225)	105,987,862	25.2

FOREIGN GOVERNMENT BONDS: 4.2%
2,120,000		Israel Government AID Bond, 5.500%, 12/04/2023	$2,397,274	0.5
2,500,000		Israel Government AID Bond, 5.500%, 04/26/2024	2,841,641	0.7
EUR 2,677,264		Italy Buoni Poliennali Del Tesoro, 1.250%–1.650%, 04/23/2020–10/27/2020	3,216,264	0.8
965,000		Mexico Government International Bond, 3.600%, 01/30/2025	934,120	0.2
NZD 4,571,000		New Zealand Government Inflation Linked Bond, 3.000%, 09/20/2030	3,781,257	0.9
NZD 3,035,000		New Zealand Government Inflation Linked Bond, 2.500%, 09/20/2035– 09/20/2040	2,334,666	0.6
GBP 572,050		United Kingdom Gilt Inflation Linked, 0.750%, 11/22/2047	1,403,830	0.3
1,525,900		Other Securities	893,378	0.2

		Total Foreign Government Bonds (Cost $17,813,138)	17,802,430	4.2

U.S. TREASURY OBLIGATIONS: 53.6%
		Treasury Inflation Indexed Protected Securities: 53.6%
10,624,865		0.125%, 07/15/2026	10,181,608	2.4
22,176,987		0.250%, 01/15/2025	21,576,524	5.1
14,194,346		0.375%, 07/15/2025	13,948,623	3.3
8,022,742		0.375%, 01/15/2027	7,796,774	1.9
12,418,789		0.375%, 07/15/2027	12,084,828	2.9
24,098,194		0.500%, 01/15/2028	23,580,773	5.6
14,275,009		0.625%, 01/15/2026	14,201,217	3.4
997,121		0.625%, 02/15/2043	944,717	0.2
13,044,699	(3)	0.750%, 02/15/2042	12,749,325	3.0
10,224,752		0.750%, 02/15/2045	9,930,124	2.4
2,662,265		0.875%, 02/15/2047	2,665,103	0.6
3,917,667		1.000%, 02/15/2046	4,039,049	1.0
9,357,544		1.000%, 02/15/2048	9,681,169	2.3
9,696,771		1.375%, 02/15/2044	10,835,597	2.6
8,741,125	(3)	1.750%, 01/15/2028	9,554,381	2.3
6,633,597		2.000%, 01/15/2026	7,270,053	1.7
5,096,147		2.125%, 02/15/2040	6,412,632	1.5
2,968,914		2.125%, 02/15/2041	3,762,821	0.9
4,567,727		2.375%, 01/15/2025	5,066,236	1.2
7,115,168		2.375%, 01/15/2027	8,094,059	1.9
7,620,249		2.500%, 01/15/2029	8,960,844	2.1
2,780,714		3.375%, 04/15/2032	3,715,366	0.9
6,420,895		3.625%, 04/15/2028	8,158,151	1.9
7,891,583		3.875%, 04/15/2029	10,411,438	2.5

		Total U.S. Treasury Obligations (Cost $225,809,766)	225,621,412	53.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 14.2%
		Federal Home Loan Bank: 5.2%
4,475,000		1.375%, 09/28/2020	4,352,242	1.0
12,810,000		1.375%, 02/18/2021	12,404,422	2.9
5,255,000		2.875%, 09/13/2024	5,251,159	1.3
			22,007,823	5.2

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation: 2.4%(4)
515,000	1.375%, 05/01/2020	$504,491	0.1
9,970,000	2.375%, 01/13/2022	9,842,144	2.3
		10,346,635	2.4

	Federal National Mortgage Association: 6.6%(4)
8,350,000	1.375%, 02/26/2021	8,082,416	1.9
8,355,000	1.875%, 12/28/2020	8,202,338	1.9
4,830,000	1.875%, 09/24/2026	4,418,986	1.1
7,120,000	2.625%, 09/06/2024	7,005,019	1.7
		27,708,759	6.6
	Total U.S. Government Agency Obligations (Cost $61,329,722)	60,063,217	14.2

	Value	Percentage of Net Assets

PURCHASED OPTIONS(5): 0.3%
Total Purchased Options (Cost $1,143,659)	1,052,476	0.3
Total Long-Term Investments (Cost $413,245,510)	410,527,397	97.5

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.9%
		Mutual Funds: 2.9%
12,187,302	(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800% (Cost $12,187,302)	12,187,302	2.9

		Total Short-Term Investments (Cost $12,187,302)	12,187,302	2.9
		Total Investments in Securities (Cost $425,432,812)	$422,714,699	100.4
		Liabilities in Excess of Other Assets	(1,601,547)	(0.4)
		Net Assets	$421,113,152	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2018.
(3)	All or a portion of this security has been pledged as collateral in connection with open futures contracts. Please refer to Note 2 for additional details.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	The tables below the Portfolio of Investments detail open purchased options which are non-income producing securities.
(6)	Rate shown is the 7-day yield as of June 30, 2018.

EUR	EU Euro
GBP	British Pound
NZD	New Zealand Dollar

Reference Rate Abbreviations:
US0003M 3-month LIBOR

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Purchased Options	$9,000	$1,043,476	$—	$1,052,476
Corporate Bonds/Notes	—	105,987,862	—	105,987,862
U.S. Treasury Obligations	—	225,621,412	—	225,621,412

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table (continued)
Investments, at fair value (continued)
Foreign Government Bonds	$—	$17,802,430	$—	$17,802,430
U.S. Government Agency Obligations	—	60,063,217	—	60,063,217
Short-Term Investments	12,187,302	—	—	12,187,302
Total Investments, at fair value	12,196,302	410,518,397	—	422,714,699
Other Financial Instruments+
Centrally Cleared Swaps	—	1,240,209	—	1,240,209
Forward Foreign Currency Contracts	—	377,903	—	377,903
Futures	116,261	—	—	116,261
OTC Swaps	—	6,207,474	—	6,207,474
Total Assets	$12,312,563	$418,343,983	$—	$430,656,546
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(1,271,894)	$—	$(1,271,894)
Forward Foreign Currency Contracts	—	(123,360)	—	(123,360)
Futures	(663,318)	—	—	(663,318)
Written Options	(11,138)	(1,087,028)	—	(1,098,166)
Total Liabilities	$(674,456)	$(2,482,282)	$—	$(3,156,738)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2018, the following forward foreign currency contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 6,150,735	NZD 8,768,000	ANZ Bank	07/05/18	$212,155
MXN 21,005,528	USD 1,065,000	Bank of America N.A.	08/09/18	(13,662)
USD 97,849	JPY 10,625,000	Barclays Bank PLC	07/05/18	1,869
USD 425,000	MXN 8,802,069	Barclays Bank PLC	08/09/18	(15,548)
GBP 780,000	USD 1,043,791	Barclays Bank PLC	08/14/18	(12,369)
NZD 8,737,000	USD 5,904,461	BNP Paribas	07/05/18	13,122
GBP 708,000	USD 930,507	BNP Paribas	07/05/18	3,963
USD 1,031,289	GBP 774,000	BNP Paribas	07/05/18	9,707
USD 5,904,683	NZD 8,737,000	BNP Paribas	08/06/18	(13,061)
USD 931,844	GBP 708,000	BNP Paribas	08/06/18	(4,029)
USD 1,098,445	CAD 1,421,000	Citibank N.A.	07/05/18	17,511
USD 97,942	JPY 10,625,000	Deutsche Bank AG	07/05/18	1,962
USD 1,035,000	MXN 20,525,603	Deutsche Bank AG	08/09/18	7,683
USD 122,778	EUR 105,000	Goldman Sachs International	07/05/18	140
JPY 10,625,000	USD 96,410	Goldman Sachs International	07/05/18	(430)
USD 96,617	JPY 10,625,000	Goldman Sachs International	08/06/18	424
MXN 16,747,208	USD 844,890	Goldman Sachs International	08/09/18	(6,684)
MXN 4,359,446	USD 220,110	Goldman Sachs International	08/09/18	(1,917)
USD 1,060,000	MXN 21,568,032	Goldman Sachs International	08/09/18	(19,491)
USD 1,050,000	MXN 20,679,172	Goldman Sachs International	08/09/18	14,996
MXN 21,324,715	USD 1,055,000	Goldman Sachs International	08/09/18	12,313
MXN 21,340,012	USD 1,055,000	Goldman Sachs International	08/09/18	13,079
GBP 780,000	USD 1,055,152	Goldman Sachs International	08/14/18	(23,730)
JPY 10,625,000	USD 95,958	HSBC Bank PLC	07/05/18	23
EUR 2,612,000	USD 3,040,263	HSBC Bank PLC	07/05/18	10,491
USD 96,163	JPY 10,625,000	HSBC Bank PLC	08/06/18	(30)
USD 3,047,355	EUR 2,612,000	HSBC Bank PLC	08/06/18	(10,768)
MXN 11,251,906	USD 535,000	JPMorgan Chase Bank N.A.	08/09/18	28,164
USD 2,964,421	EUR 2,533,000	Morgan Stanley & Co. International PLC	07/05/18	5,937

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN 33,186,000	USD 1,662,617	The Bank of New York Mellon	08/09/18	$(1,641)
USD 1,060,000	MXN 20,691,815	The Northern Trust Company	08/09/18	24,364
				$254,543

At June 30, 2018, the following futures contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Eurodollar	87	12/17/18	$21,175,800	$(8,288)
U.S. Treasury 10-Year Note	171	09/19/18	20,552,063	89,468
U.S. Treasury 5-Year Note	890	09/28/18	101,119,297	(454,660)
			$142,847,160	$(373,480)
Short Contracts:
90-Day Eurodollar	(87)	12/16/19	(21,105,112)	12,416
Euro-Bund	(12)	09/06/18	(2,277,913)	(26,170)
Euro-OAT	(28)	09/06/18	(5,053,217)	(21,959)
Long Gilt	(32)	09/26/18	(5,197,065)	(17,341)
Short-Term Euro-BTP	(27)	09/06/18	(3,489,496)	(30,043)
U.S. Treasury 2-Year Note	(284)	09/28/18	(60,159,188)	(39,997)
U.S. Treasury Ultra 10-Year Note	(116)	09/19/18	(14,875,187)	14,377
U.S. Treasury Ultra Long Bond	(16)	09/19/18	(2,553,000)	(64,860)
			$(114,710,178)	$(173,577)

At June 30, 2018, the following centrally cleared interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month EUR-EURIBOR	Semi-Annual	0.868%	Annual	05/31/28	EUR	220,000	$11	$(27)
Pay	1-day Sterling Overnight Index Average (SONIA)	At Termination Date	0.678	At Termination Date	12/20/18	GBP	238,985,000	(1,893)	(6,913)
Pay	6-month JPY-LIBOR	Semi-Annual	0.129	Semi-Annual	04/26/23	JPY	2,150,000,000	21,398	21,293
Pay	3-month NZD-BBR-FRA	Quarterly	3.055	Semi-Annual	09/08/27	NZD	3,766,237	(19,778)	(17,361)
Pay	3-month USD-LIBOR	Quarterly	1.882	Semi-Annual	11/15/19	USD	12,165,000	(134,888)	(135,091)
Pay	3-month USD-LIBOR	Quarterly	1.938	Semi-Annual	11/24/19	USD	12,165,000	(128,659)	(128,863)
Pay	3-month USD-LIBOR	Quarterly	2.975	Semi-Annual	05/29/21	USD	1,400,000	(434)	(457)
Pay	3-month USD-LIBOR	Quarterly	2.953	Semi-Annual	05/30/21	USD	1,790,000	(1,324)	(1,354)
Pay	3-month USD-LIBOR	Quarterly	2.759	Semi-Annual	05/31/21	USD	2,530,000	(10,944)	(10,986)
Pay	3-month USD-LIBOR	Quarterly	2.797	Semi-Annual	05/31/21	USD	1,400,000	(5,049)	(5,073)
Pay	3-month USD-LIBOR	Quarterly	2.805	Semi-Annual	05/31/21	USD	4,720,000	(16,309)	(16,387)
Pay	3-month USD-LIBOR	Quarterly	2.820	Semi-Annual	05/31/21	USD	2,810,000	(8,912)	(8,958)
Pay	3-month USD-LIBOR	Quarterly	2.879	Semi-Annual	05/31/21	USD	1,400,000	(2,877)	(2,900)
Pay	3-month USD-LIBOR	Quarterly	2.887	Semi-Annual	05/31/21	USD	1,400,000	(2,665)	(2,688)
Pay	3-month USD-LIBOR	Quarterly	3.013	Semi-Annual	06/11/21	USD	980,000	342	325
Pay	3-month USD-LIBOR	Quarterly	3.059	Semi-Annual	06/18/21	USD	700,000	842	830
Pay	3-month USD-LIBOR	Quarterly	3.012	Semi-Annual	06/21/21	USD	700,000	210	199
Pay	3-month USD-LIBOR	Quarterly	3.016	Semi-Annual	06/21/21	USD	1,400,000	514	490
Pay	3-month USD-LIBOR	Quarterly	3.005	Semi-Annual	06/27/21	USD	1,395,000	207	184
Pay	3-month USD-LIBOR	Quarterly	3.013	Semi-Annual	06/27/21	USD	800,000	240	227
Pay	3-month USD-LIBOR	Quarterly	2.952	Semi-Annual	07/01/21	USD	700,000	(617)	(629)
Pay	3-month USD-LIBOR	Quarterly	2.964	Semi-Annual	07/01/21	USD	700,000	(452)	(463)
Pay	3-month USD-LIBOR	Quarterly	2.979	Semi-Annual	07/01/21	USD	470,000	(174)	(182)
Pay	3-month USD-LIBOR	Quarterly	2.945	Semi-Annual	05/16/23	USD	3,240,000	6,857	6,799
Pay	3-month USD-LIBOR	Quarterly	2.917	Semi-Annual	03/27/28	USD	820,000	(2,797)	(2,814)
Pay	3-month USD-LIBOR	Quarterly	2.795	Semi-Annual	04/04/28	USD	460,000	(6,435)	(6,444)
Pay	3-month USD-LIBOR	Quarterly	2.866	Semi-Annual	04/10/28	USD	150,000	(1,199)	(1,202)
Pay	3-month USD-LIBOR	Quarterly	2.876	Semi-Annual	04/10/28	USD	150,000	(1,070)	(1,073)
Pay	3-month USD-LIBOR	Quarterly	2.913	Semi-Annual	04/18/28	USD	4,000,000	(15,967)	(16,047)
Pay	3-month USD-LIBOR	Quarterly	3.049	Semi-Annual	05/10/28	USD	485,000	3,709	3,699
Pay	3-month USD-LIBOR	Quarterly	3.049	Semi-Annual	05/10/28	USD	2,695,000	29,171	29,118
Receive	6-month EUR-EURIBOR	Semi-Annual	0.954	Annual	01/15/28	EUR	1,977,500	(26,723)	(25,802)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.955	Annual	01/15/28	EUR	1,977,500	(26,940)	(26,028)

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.040%	Annual	03/23/28	EUR	1,455,000	$(31,179)	$(31,182)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.519	Annual	01/05/48	EUR	750,000	(14,000)	(13,599)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.491	Annual	01/08/48	EUR	750,000	(7,977)	(7,378)
Receive	6-month GBP-LIBOR	Annual	3.270	Annual	09/15/18	GBP	5,535,000	(3,069)	(3,269)
Receive	6-month GBP-LIBOR	Semi-Annual	1.450	Semi-Annual	01/24/28	GBP	3,350,000	24,507	31,125
Receive	6-month GBP-LIBOR	Semi-Annual	1.520	Semi-Annual	01/10/48	GBP	1,310,000	44,286	50,367
Receive	6-month GBP-LIBOR	Semi-Annual	1.570	Semi-Annual	01/23/48	GBP	2,480,000	42,949	49,998
Receive	6-month JPY-LIBOR	Semi-Annual	0.273	Semi-Annual	11/08/27	JPY	270,135,000	(2,296)	(3,187)
Receive	6-month JPY-LIBOR	Semi-Annual	0.351	Semi-Annual	01/11/28	JPY	259,320,000	(18,290)	(18,855)
Receive	6-month JPY-LIBOR	Semi-Annual	0.320	Semi-Annual	04/27/28	JPY	504,825,000	(17,054)	(17,379)
Receive	3-month NZD-BBR-FRA	Quarterly	3.067	Semi-Annual	09/08/27	NZD	1,855,013	(10,963)	(9,880)
Receive	3-month NZD-BBR-FRA	Quarterly	3.070	Semi-Annual	09/08/27	NZD	1,873,750	(11,382)	(10,309)
Receive	3-month NZD-BBR-FRA	Quarterly	3.215	Semi-Annual	05/18/28	NZD	1,710,000	(20,284)	(20,516)
Receive	3-month NZD-BBR-FRA	Quarterly	3.219	Semi-Annual	05/24/28	NZD	1,995,000	(24,073)	(24,302)
Receive	3-month NZD-BBR-FRA	Quarterly	3.220	Semi-Annual	05/24/28	NZD	1,995,000	(24,190)	(24,421)
Receive	3-month USD-LIBOR	Quarterly	2.851	Semi-Annual	03/27/21	USD	1,880,000	4,407	4,375
Receive	3-month USD-LIBOR	Quarterly	3.041	Semi-Annual	04/29/21	USD	1,050,000	(1,138)	(1,155)
Receive	3-month USD-LIBOR	Quarterly	3.012	Semi-Annual	05/09/21	USD	4,080,000	(1,983)	(2,050)
Receive	3-month USD-LIBOR	Quarterly	3.106	Semi-Annual	05/17/21	USD	1,400,000	(3,124)	(3,147)
Receive	3-month USD-LIBOR	Quarterly	2.821	Semi-Annual	06/03/21	USD	1,405,000	4,567	4,544
Receive	3-month USD-LIBOR	Quarterly	2.894	Semi-Annual	06/04/21	USD	2,950,000	5,545	5,496
Receive	3-month USD-LIBOR	Quarterly	2.971	Semi-Annual	06/04/21	USD	1,405,000	576	552
Receive	3-month USD-LIBOR	Quarterly	2.987	Semi-Annual	06/06/21	USD	1,400,000	174	150
Receive	3-month USD-LIBOR	Quarterly	2.993	Semi-Annual	06/06/21	USD	1,400,000	1	(22)
Receive	3-month USD-LIBOR	Quarterly	3.013	Semi-Annual	06/06/21	USD	1,400,000	(518)	(541)
Receive	3-month USD-LIBOR	Quarterly	2.981	Semi-Annual	06/07/21	USD	3,250,000	758	704
Receive	3-month USD-LIBOR	Quarterly	3.027	Semi-Annual	06/10/21	USD	1,010,000	(634)	(651)
Receive	3-month USD-LIBOR	Quarterly	3.036	Semi-Annual	06/10/21	USD	1,400,000	(1,117)	(1,141)
Receive	3-month USD-LIBOR	Quarterly	3.058	Semi-Annual	06/11/21	USD	1,400,000	(1,696)	(1,719)
Receive	3-month USD-LIBOR	Quarterly	3.056	Semi-Annual	06/13/21	USD	1,390,000	(1,622)	(1,645)
Receive	3-month USD-LIBOR	Quarterly	3.110	Semi-Annual	06/17/21	USD	1,395,000	(3,018)	(3,041)
Receive	3-month USD-LIBOR	Quarterly	3.124	Semi-Annual	06/17/21	USD	1,395,000	(3,401)	(3,424)
Receive	3-month USD-LIBOR	Quarterly	2.913	Semi-Annual	04/07/22	USD	350,000	539	533
Receive	3-month USD-LIBOR	Quarterly	3.047	Semi-Annual	05/11/22	USD	140,000	(140)	(143)
Receive	3-month USD-LIBOR	Quarterly	3.082	Semi-Annual	05/12/22	USD	1,440,000	(2,364)	(2,387)
Receive	3-month USD-LIBOR	Quarterly	3.204	Semi-Annual	05/19/22	USD	1,440,000	(5,630)	(5,653)
Receive	3-month USD-LIBOR	Quarterly	2.870	Semi-Annual	06/02/22	USD	1,500,000	3,341	3,317
Receive	3-month USD-LIBOR	Quarterly	3.081	Semi-Annual	06/16/22	USD	720,000	(1,220)	(1,232)
Receive	3-month USD-LIBOR	Quarterly	3.082	Semi-Annual	06/16/22	USD	720,000	(1,234)	(1,246)
Receive	3-month USD-LIBOR	Quarterly	3.042	Semi-Annual	06/23/22	USD	720,000	(705)	(717)
Receive	3-month USD-LIBOR	Quarterly	3.049	Semi-Annual	06/23/22	USD	720,000	(804)	(816)
Receive	3-month USD-LIBOR	Quarterly	2.768	Semi-Annual	04/11/23	USD	290,000	1,680	1,675
Receive	3-month USD-LIBOR	Quarterly	3.165	Semi-Annual	02/15/28	USD	3,530,000	(56,484)	(56,554)
Receive	3-month USD-LIBOR	Quarterly	2.978	Semi-Annual	03/23/28	USD	6,070,000	(11,058)	(11,183)
Receive	3-month USD-LIBOR	Quarterly	2.887	Semi-Annual	04/09/28	USD	75,000	463	462
Receive	3-month USD-LIBOR	Quarterly	2.894	Semi-Annual	04/09/28	USD	150,000	836	833
Receive	3-month USD-LIBOR	Semi-Annual	2.895	Quarterly	04/09/28	USD	150,000	817	814
Receive	3-month USD-LIBOR	Quarterly	2.900	Semi-Annual	04/16/28	USD	150,000	771	768
Receive	3-month USD-LIBOR	Quarterly	2.904	Semi-Annual	04/16/28	USD	150,000	719	716
Receive	3-month USD-LIBOR	Quarterly	2.986	Semi-Annual	04/23/28	USD	300,000	(679)	(685)
Receive	3-month USD-LIBOR	Quarterly	2.976	Semi-Annual	04/24/28	USD	300,000	(419)	(425)
Receive	3-month USD-LIBOR	Quarterly	2.998	Semi-Annual	04/24/28	USD	300,000	(976)	(982)
Receive	3-month USD-LIBOR	Quarterly	3.017	Semi-Annual	04/24/28	USD	300,000	(1,482)	(1,488)
Receive	3-month USD-LIBOR	Quarterly	3.126	Semi-Annual	11/15/43	USD	720,000	(16,712)	(16,729)
Receive	3-month USD-LIBOR	Quarterly	3.200	Semi-Annual	11/15/43	USD	1,590,000	(58,301)	(58,339)
								$(576,885)	$(559,541)

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

At June 30, 2018, the following centrally cleared inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.588%	At Termination Date	01/15/28	EUR	3,360,000	$(6,137)	$(6,280)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.832	At Termination Date	05/15/47	EUR	690,000	(31,709)	(31,756)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.974	At Termination Date	01/15/48	EUR	530,000	(598)	(286)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.991	At Termination Date	01/15/48	EUR	530,000	3,174	3,606
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.000	At Termination Date	02/15/48	EUR	750,000	7,657	8,358
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.983	At Termination Date	06/15/48	EUR	1,050,000	(3,549)	(3,656)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.185	At Termination Date	04/15/23	GBP	11,470,000	(25,355)	(34,887)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.523	At Termination Date	02/15/27	GBP	2,845,000	80,604	82,014
Pay	U.K. RPI All Items Monthly	At Termination Date	3.405	At Termination Date	01/15/28	GBP	4,545,000	57,344	60,279
Pay	U.K. RPI All Items Monthly	At Termination Date	3.410	At Termination Date	02/15/28	GBP	2,430,000	50,093	28,180
Pay	U.K. RPI All Items Monthly	At Termination Date	3.338	At Termination Date	06/15/28	GBP	775,000	(2,938)	(2,979)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.547	At Termination Date	11/15/32	GBP	4,200,000	178,805	185,644
Pay	U.K. RPI All Items Monthly	At Termination Date	3.600	At Termination Date	11/15/42	GBP	2,530,000	230,726	237,711
Pay	U.K. RPI All Items Monthly	At Termination Date	3.514	At Termination Date	01/15/48	GBP	560,000	46,784	48,490
Pay	U.K. RPI All Items Monthly	At Termination Date	3.510	At Termination Date	02/15/48	GBP	10,000	918	(20,625)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.029	At Termination Date	10/01/18	USD	7,360,000	1,112	882
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.380	At Termination Date	04/15/23	EUR	4,500,000	20,903	21,249
Receive	U.K. RPI All Items Monthly	At Termination Date	3.220	At Termination Date	03/15/23	GBP	5,265,000	(4,239)	(4,314)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.256	At Termination Date	05/15/23	GBP	5,815,000	9,792	9,676
Receive	U.K. RPI All Items Monthly	At Termination Date	3.455	At Termination Date	11/15/27	GBP	4,200,000	(90,521)	(94,610)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.550	At Termination Date	11/15/47	GBP	2,530,000	(280,246)	(288,348)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.410	At Termination Date	03/15/48	GBP	510,000	(5,299)	(5,019)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.113	At Termination Date	11/09/19	USD	22,115,000	133,052	132,314
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.205	At Termination Date	03/21/22	USD	5,100,000	18,689	18,505
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.890	At Termination Date	06/29/22	USD	6,700,000	147,329	147,087
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.260	At Termination Date	05/03/23	USD	9,000,000	13,037	12,712
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.248	At Termination Date	03/21/24	USD	4,900,000	24,096	23,909
								$573,524	$527,856

At June 30, 2018, the following over-the-counter inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.585%	At Termination Date	09/13/18	USD	11,210,000	$166,009	$—	$166,009
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.518	At Termination Date	12/11/19	USD	15,000,000	335,095	—	335,095
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.375	At Termination Date	01/15/20	USD	16,000,000	464,391	—	464,391
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.174	At Termination Date	02/16/20	USD	10,000,000	16,535	—	16,535
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.437	At Termination Date	01/15/21	USD	22,000,000	774,750	—	774,750

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.649%	At Termination Date	12/11/21	USD	6,500,000	$198,500	$—	$198,500
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.515	At Termination Date	01/15/22	USD	34,000,000	1,344,299	—	1,344,299
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.560	At Termination Date	01/15/23	USD	37,000,000	1,672,085	—	1,672,085
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.660	At Termination Date	09/22/23	USD	5,500,000	247,639	—	247,639
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.689	At Termination Date	09/22/24	USD	19,500,000	966,161	—	966,161
Deutsche Bank AG	Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.970	At Termination Date	03/15/47	EUR	1,110,000	12,100	—	12,100
Deutsche Bank AG	Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.470	At Termination Date	03/15/27	EUR	1,110,000	9,910	—	9,910
									$6,207,474	$—	$6,207,474

At June 30, 2018, the following purchased exchange-traded options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Cost	Fair Value
90-Day Eurodollar	Call	03/18/19	97.38	USD	40	9,724,000	$10,728	$9,000
							$10,728	$9,000

At June 30, 2018, the following exchange-traded written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value
90-Day Eurodollar	Call	03/15/19	97.25	USD	27	6,563,700	$10,459	$(11,138)
							$10,459	$(11,138)

At June 30, 2018, the following over-the-counter purchased foreign currency options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Cost	Fair Value
Put GBP vs. Call USD	Barclays Bank PLC	07/23/18	1.345	GBP	2,975,000	$28,524	$77,929
						$28,524	$77,929

At June 30, 2018, the following OTC written foreign currency options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Premiums Received	Fair Value
Call GBP vs. Put USD	Barclays Bank PLC	07/23/18	1.470	GBP	2,975,000	$31,814	$(3)
						$31,814	$(3)

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

At June 30, 2018, the following over-the-counter purchased interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Call on 10-year Interest Rate Swap	Citibank N.A.	2.985%	Receive	3-month USD-LIBOR	04/27/38	USD	10,000	$493	$551
Call on 10-year Interest Rate Swap	Deutsche Bank AG	3.106%	Receive	3-month USD-LIBOR	03/07/19	USD	2,230,000	43,819	56,249
Call on 10-year Interest Rate Swap	JP Morgan Chase Bank	2.985%	Receive	3-month USD-LIBOR	04/27/38	USD	340,000	15,980	18,717
Call on 20-year Interest Rate Swap	Goldman Sachs International	0.780%	Receive	6-month JPY-LIBOR	04/16/21	JPY	1,670,000	500	507
Call on 20-Year interest Rate Swap	JP Morgan Chase Bank	0.780%	Receive	6-month JPY-LIBOR	04/16/21	JPY	39,400,000	12,334	11,569
Call on 30-year Interest Rate Swap	Citibank N.A.	3.113%	Receive	3-month USD-LIBOR	04/26/23	USD	10,000	1,110	1,249
Call on 30-year Interest Rate Swap	Goldman Sachs International	3.113%	Receive	3-month USD-LIBOR	04/26/23	USD	195,000	19,861	24,361
Put on 10-year Interest Rate Swap	Barclays Bank PLC	1.100%	Pay	6-month JPY-LIBOR	06/29/22	JPY	1,385,780,000	188,508	91,985
Put on 10-year Interest Rate Swap	Citibank N.A.	2.950%	Pay	3-month USD-LIBOR	08/22/22	USD	470,000	23,840	22,372
Put on 10-year Interest Rate Swap	Citibank N.A.	2.985%	Pay	3-month USD-LIBOR	04/27/38	USD	10,000	461	470
Put on 10-year Interest Rate Swap	Deutsche Bank AG	2.950%	Pay	3-month USD-LIBOR	08/22/22	USD	11,185,000	511,009	521,780
Put on 10-year Interest Rate Swap	Deutsche Bank AG	3.106%	Pay	3-month USD-LIBOR	03/07/19	USD	2,230,000	43,820	29,779
Put on 10-year Interest Rate Swap	JP Morgan Chase Bank	2.985%	Pay	3-month USD-LIBOR	04/27/38	USD	340,000	15,980	15,986
Put on 20-year Interest Rate Swap	Goldman Sachs International	0.780%	Pay	6-month JPY-LIBOR	04/16/21	JPY	1,670,000	500	434
Put on 20-Year interest Rate Swap	JP Morgan Chase Bank	0.780%	Pay	6-month JPY-LIBOR	04/16/21	JPY	39,400,000	12,334	9,909
Put on 30-year Interest Rate Swap	Barclays Bank PLC	3.800%	Pay	3-month USD-LIBOR	06/07/21	USD	1,390,000	54,226	41,944
Put on 30-year Interest Rate Swap	Citibank N.A.	3.113%	Pay	3-month USD-LIBOR	04/26/23	USD	10,000	929	876
Put on 30-year Interest Rate Swap	Citibank N.A.	3.540%	Pay	3-month USD-LIBOR	06/17/19	USD	130,000	2,373	1,615
Put on 30-year Interest Rate Swap	Deutsche Bank AG	3.540%	Pay	3-month USD-LIBOR	06/17/19	USD	2,995,000	57,280	37,211
Put on 30-year Interest Rate Swap	Goldman Sachs International	3.113%	Pay	3-month USD-LIBOR	04/26/23	USD	195,000	19,861	17,082
Put on 5-Year interest Rate Swap	Barclays Bank PLC	3.150%	Pay	3-month USD-LIBOR	05/14/19	USD	8,350,000	79,189	60,901
								$1,104,407	$965,547

At June 30, 2018, the following over-the-counter written interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 2-Year interest Rate Swap	Deutsche Bank AG	2.400%	Pay	3-month USD-LIBOR	02/24/20	USD	2,590,000	$6,128	$(7,025)
Call on 2-Year interest Rate Swap	Deutsche Bank AG	2.400%	Pay	3-month USD-LIBOR	02/24/20	USD	61,300,000	186,965	(166,272)
Call on 2-Year interest Rate Swap	Deutsche Bank AG	2.878%	Pay	3-month USD-LIBOR	04/14/20	USD	6,260,000	45,307	(38,565)
Call on 2-Year interest Rate Swap	Deutsche Bank AG	2.878%	Pay	3-month USD-LIBOR	04/14/20	USD	260,000	1,420	(1,602)
Call on 2-Year interest Rate Swap	Deutsche Bank AG	2.888%	Pay	3-month USD-LIBOR	04/14/20	USD	270,000	1,496	(1,686)
Call on 2-Year interest Rate Swap	Deutsche Bank AG	2.900%	Pay	3-month USD-LIBOR	05/29/20	USD	3,410,000	25,063	(22,865)
Call on 2-Year interest Rate Swap	Deutsche Bank AG	2.938%	Pay	3-month USD-LIBOR	04/17/20	USD	260,000	1,543	(1,740)

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 2-Year interest Rate Swap	Deutsche Bank AG	2.938%	Pay	3-month USD-LIBOR	04/17/20	USD	6,180,000	$42,951	$(41,346)
Call on 2-Year interest Rate Swap	Goldman Sachs International	2.888%	Pay	3-month USD-LIBOR	04/14/20	USD	6,270,000	45,301	(39,159)
Call on 2-Year interest Rate Swap	JP Morgan Chase Bank	2.450%	Pay	3-month USD-LIBOR	05/30/19	USD	10,475,000	19,169	(13,616)
Put on 10-Year interest Rate Swap	Barclays Bank PLC	1.650%	Receive	3-month USD-LIBOR	02/21/19	EUR	300,000	1,159	(435)
Put on 10-Year interest Rate Swap	Deutsche Bank AG	1.650%	Receive	6-month EUR-EURIBOR	02/21/19	EUR	7,190,000	82,210	(7,954)
Put on 10-Year interest Rate Swap	Barclays Bank PLC	3.870%	Receive	3-month USD-LIBOR	06/07/21	USD	2,950,000	57,793	(45,637)
Put on 10-Year interest Rate Swap	Citibank N.A.	2.900%	Receive	3-month USD-LIBOR	04/16/19	USD	140,000	3,929	(3,257)
Put on 10-Year interest Rate Swap	Deutsche Bank AG	2.900%	Receive	3-month USD-LIBOR	04/16/19	USD	3,250,000	85,334	(75,606)
Put on 10-Year interest Rate Swap	Deutsche Bank AG	3.150%	Receive	3-month USD-LIBOR	05/08/19	USD	7,685,000	159,827	(111,164)
Put on 2-Year interest Rate Swap	Deutsche Bank AG	2.878%	Receive	3-month USD-LIBOR	04/14/20	USD	6,260,000	45,307	(48,766)
Put on 2-Year interest Rate Swap	Deutsche Bank AG	2.888%	Receive	3-month USD-LIBOR	04/14/20	USD	270,000	2,205	(2,076)
Put on 2-Year interest Rate Swap	Deutsche Bank AG	2.900%	Receive	3-month USD-LIBOR	05/29/20	USD	3,410,000	25,063	(26,605)
Put on 2-Year interest Rate Swap	Deutsche Bank AG	2.938%	Receive	3-month USD-LIBOR	04/17/20	USD	6,180,000	42,951	(44,454)
Put on 2-Year interest Rate Swap	Deutsche Bank AG	2.938%	Receive	3-month USD-LIBOR	04/17/20	USD	260,000	1,985	(1,870)
Put on 2-Year interest Rate Swap	Deutsche Bank AG	3.150%	Receive	3-month USD-LIBOR	03/21/19	USD	6,200,000	14,196	(13,918)
Put on 2-Year interest Rate Swap	Deutsche Bank AG	3.150%	Receive	3-month USD-LIBOR	03/21/19	USD	260,000	619	(584)
Put on 2-Year interest Rate Swap	Deutsche Bank AG	3.400%	Receive	3-month USD-LIBOR	02/24/20	USD	2,590,000	9,454	(8,765)
Put on 2-Year interest Rate Swap	Deutsche Bank AG	3.400%	Receive	3-month USD-LIBOR	02/24/20	USD	61,300,000	232,940	(207,454)
Put on 2-Year interest Rate Swap	Goldman Sachs International	2.878%	Receive	3-month USD-LIBOR	04/14/20	USD	260,000	2,150	(2,025)
Put on 2-Year interest Rate Swap	Goldman Sachs International	2.888%	Receive	3-month USD-LIBOR	04/14/20	USD	6,270,000	45,301	(48,211)
Put on 2-Year interest Rate Swap	Goldman Sachs International	3.150%	Receive	3-month USD-LIBOR	05/05/20	USD	3,500,000	19,337	(19,181)
Put on 2-Year interest Rate Swap	Goldman Sachs International	3.350%	Receive	3-month USD-LIBOR	05/29/20	USD	4,790,000	17,424	(20,215)
Put on 2-Year interest Rate Swap	Goldman Sachs International	3.450%	Receive	3-month USD-LIBOR	06/08/20	USD	4,770,000	19,748	(17,642)
Put on 2-Year interest Rate Swap	Goldman Sachs International	3.500%	Receive	3-month USD-LIBOR	06/15/20	USD	3,020,000	11,249	(10,488)
Put on 2-Year interest Rate Swap	JP Morgan Chase Bank	3.250%	Receive	3-month USD-LIBOR	05/30/19	USD	10,475,000	19,169	(24,291)
Put on 5-Year interest Rate Swap	Barclays Bank PLC	0.600%	Receive	6-month EUR-EURIBOR	06/25/19	EUR	1,563,000	11,706	(12,551)
								$1,286,399	$(1,087,025)

Currency Abbreviations

CAD — Canadian Dollar

EUR — EU Euro

GBP — British Pound

JPY — Japanese Yen

MXN — Mexican Peso

NZD — New Zealand Dollar

USD — United States Dollar

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$77,929
Interest rate contracts	Investments in securities at value*	974,547
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	377,903
Interest rate contracts	Net Assets- Unrealized appreciation**	116,261
Interest rate contracts	Net Assets- Unrealized appreciation***	1,240,209
Interest rate contracts	Unrealized appreciation on OTC swap agreements	6,207,474
Total Asset Derivatives		$8,994,323
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$123,360
Interest rate contracts	Net Assets- Unrealized depreciation**	663,318
Interest rate contracts	Net Assets- Unrealized depreciation***	1,271,894
Foreign exchange contracts	Written options, at fair value	3
Interest rate contracts	Written options, at fair value	1,098,163
Total Liability Derivatives		$3,156,738

*	Includes purchased options.
**	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.
***	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments. Only current day’s variation margin receivable/payable is shown on the Statement of Assets and Liabiliites.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Foreign exchange contracts	$(24,241)	$(199,330)	$—	$—	$14,600	$(208,971)
Interest rate contracts	(714,405)	—	732,033	(28,506)	97,534	86,656
Total	$(738,646)	$(199,330)	$732,033	$(28,506)	$112,134	$(122,315)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Foreign exchange contracts	$77,929	$523,622	$—	$—	$31,811	$633,362
Interest rate contracts	(430,162)	—	(482,711)	2,262,168	(527,739)	821,556
Total	$(352,233)	$523,622	$(482,711)	$2,262,168	$(495,928)	$1,454,918

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2018:

	ANZ Bank	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank PLC	JP Morgan Chase Bank	Morgan Stanley & Co. International PLC	The Bank of New York Mellon	The Northern Trust Company	Totals
Assets:
Purchased options	$—	$—	$272,758	$—	$27,133	$645,020	$42,384	$—	$56,181	$—	$—	$—	$1,043,476
Forward foreign currency contracts	212,155	—	1,869	26,792	17,511	9,645	40,952	10,514	28,164	5,937	—	24,364	377,903
OTC Inflation-linked swaps	—	—	1,756,779	—	4,428,685	22,010	—	—	—	—	—	—	6,207,474
Total Assets	$212,155	$—	$2,031,406	$26,792	$4,473,329	$676,675	$83,336	$10,514	$84,345	$5,937	$—	$24,364	$7,628,853
Liabilities:
Forward foreign currency contracts	$—	$13,662	$27,917	$17,090	$—	$—	$52,252	$10,798	$—	$—	$1,641	$—	$123,360
Written options	—	—	58,625	—	3,256	830,316	156,921	—	37,907	—	—	—	1,087,025
Total Liabilities	$—	$13,662	$86,542	$17,090	$3,256	$830,316	$209,173	$10,798	$37,907	$—	$1,641	$—	$1,210,385

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

	ANZ Bank	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank PLC	JP Morgan Chase Bank	Morgan Stanley & Co. International PLC	The Bank of New York Mellon	The Northern Trust Company	Totals
Net OTC derivative instruments by counterparty, at fair value	$212,155	$(13,662)	$1,944,864	$9,702	$4,470,073	$(153,641)	$(125,837)	$(284)	$46,438	$5,937	$(1,641)	$24,364	$6,418,468
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$(1,944,864)	$—	$(4,430,000)	$153,641	$—	$—	$(20,000)	$—	$—	$—	$(6,241,223)
Net Exposure(1)(2)	$212,155	$(13,662)	$—	$9,702	$40,073	$—	$(125,837)	$(284)	$26,438	$5,937	$(1,641)	$24,364	$177,245

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.
(2)	At June 30, 2018, the Portfolio had received $1,950,000 in cash collateral from Barclays Bank PLC. In addition, the Portfolio had pledged $182,000 in cash collateral to Deutsche Bank AG. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $426,352,046.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$9,721,217
Gross Unrealized Depreciation	(7,205,873)
Net Unrealized Appreciation	$2,515,344

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED)

Investment Type Allocation
as of June 30, 2018
(as a percentage of net assets)

Corporate Bonds/Notes	29.8%
U.S. Government Agency Obligations	28.4%
Asset-Backed Securities	18.5%
U.S. Treasury Obligations	15.5%
Collateralized Mortgage Obligations	3.4%
Foreign Government Bonds	2.4%
Municipal Bonds	1.2%
Commercial Mortgage-Backed Securities	0.7%
Structured Products	0.4%
Liabilities in Excess of Other Assets*	(0.3)%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 29.8%
		Basic Materials: 1.3%
150,000	(1)	Glencore Funding LLC, 4.125%, 05/30/2023	$149,836	0.1
199,000	(1)	Glencore Funding LLC, 4.625%, 04/29/2024	200,502	0.1
475,000	(1)	Syngenta Finance NV, 3.698%, 04/24/2020	473,463	0.2
495,000	(1)	Syngenta Finance NV, 3.933%, 04/23/2021	494,034	0.2
325,000	(1)	Syngenta Finance NV, 4.892%, 04/24/2025	319,020	0.2
375,000	(1)	WR Grace & Co-Conn, 5.125%, 10/01/2021	384,375	0.2
700,000		Other Securities	680,415	0.3
			2,701,645	1.3

		Communications: 4.1%
1,550,000		AT&T, Inc., 3.000%–5.450%, 03/15/2022–03/01/2047	1,517,542	0.7
1,500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%–4.908%, 07/23/2020–07/23/2025	1,508,207	0.7
1,566,000	(1)	Verizon Communications, Inc., 4.329%, 09/21/2028	1,555,191	0.7
592,000		Verizon Communications, Inc., 4.125%–5.250%, 03/16/2037–04/15/2049	583,176	0.3
350,000	(1)	Wind Tre SpA, 5.000%, 01/20/2026	279,199	0.2
3,173,000		Other Securities	3,173,191	1.5
			8,616,506	4.1

CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: 0.4%
750,000		Other Securities	$760,561	0.4

		Consumer, Non-cyclical: 3.5%
400,000		Anheuser-Busch InBev Finance, Inc., 4.700%–4.900%, 02/01/2036–02/01/2046	410,386	0.2
900,000		Anheuser-Busch InBev Worldwide, Inc., 4.000%–4.600%, 04/13/2028–04/15/2048	897,867	0.4
100,000	(1)	Bacardi Ltd., 5.300%, 05/15/2048	95,251	0.0
345,000	(1)	BAT Capital Corp., 3.222%, 08/15/2024	327,105	0.2
350,000	(1)	Bayer US Finance II LLC, 3.875%, 12/15/2023	350,310	0.2
725,000	(1)	Bayer US Finance II LLC, 4.250%, 12/15/2025	730,304	0.4
500,000	(1)	Bayer US Finance II LLC, 4.375%, 12/15/2028	501,784	0.2
475,000		Becton Dickinson and Co., 3.209%, (US0003M + 0.875%), 12/29/2020	475,888	0.2
925,000		Becton Dickinson and Co., 2.894%–4.685%, 06/06/2022–06/06/2047	895,704	0.5
1,600,000		CVS Health Corp., 3.375%–5.125%, 07/20/2022–03/25/2048	1,574,997	0.7
275,000	(1)	Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	276,327	0.1
200,000	(1)	Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/2024	209,938	0.1
625,000		Other Securities	617,884	0.3
			7,363,745	3.5

		Energy: 3.7%
780,000		Williams Partners L.P., 3.600%–3.900%, 03/15/2022–01/15/2025	772,835	0.4
8,421,000	(2)	Other Securities	6,954,563	3.3
			7,727,398	3.7

		Financial: 13.5%
125,000	(1)	AXA Equitable Holdings, Inc., 3.900%, 04/20/2023	124,109	0.1
50,000	(1)	AXA Equitable Holdings, Inc., 4.350%, 04/20/2028	47,873	0.0
1,510,000	(3)	Bank of America Corp., 3.248%–6.110%, 04/01/2024–01/29/2037	1,469,672	0.7
375,000	(1)	BNP Paribas SA, 3.375%, 01/09/2025	354,702	0.2

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
550,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	$536,482	0.2
475,000		Citigroup, Inc., 4.125%–4.600%, 03/09/2026–07/25/2028	464,506	0.2
EGP 13,900,000	(1),(4)	Citigroup Global Markets Holdings, Inc./United States, 0.000%, 01/17/2019	706,390	0.3
300,000		Cooperatieve Rabobank UA/NY, 2.792%, (US0003M + 0.430%), 04/26/2021	300,344	0.2
200,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	213,197	0.1
125,000	(1)	Great-West Lifeco Finance 2018 L.P., 4.047%, 05/17/2028	126,082	0.1
200,000		HSBC Holdings PLC, 3.326%, (US0003M + 1.000%), 05/18/2024	199,559	0.1
550,000	(1)	Intesa Sanpaolo SpA, 3.375%, 01/12/2023	505,917	0.2
1,825,000	(3)	JPMorgan Chase & Co., 2.950%–3.782%, 01/15/2023-01/23/2029	1,741,822	0.8
1,700,000		Kreditanstalt fuer Wiederaufbau, 1.125%, 08/06/2018	1,698,408	0.8
4,270,000		Kreditanstalt fuer Wiederaufbau, 1.500%, 09/09/2019	4,217,496	2.0
1,000,000		Morgan Stanley, 3.759%, (US0003M + 1.400%), 10/24/2023	1,023,494	0.5
1,100,000	(3)	Morgan Stanley, 3.700%–4.000%, 04/24/2024–07/23/2025	1,088,618	0.5
200,000	(1)	Northwestern Mutual Life Insurance Co/The, 3.850%, 09/30/2047	183,442	0.1
350,000		Royal Bank of Canada, 2.749%, (US0003M + 0.390%), 04/30/2021	350,024	0.2
750,000	(3)	Royal Bank of Scotland Group PLC, 3.498%–4.519%, 05/15/2023–06/25/2024	737,437	0.4
250,000	(1)	Sumitomo Mitsui Financial Group, Inc., 4.436%, 04/02/2024	252,906	0.1
100,000	(1)	Teachers Insurance & Annuity Association of America, 4.900%, 09/15/2044	105,423	0.1
225,000	(1)	UBS Group Funding Switzerland AG, 3.000%, 04/15/2021	221,633	0.1
200,000	(1),(5)	UniCredit SpA, 4.625%, 04/12/2027	186,196	0.1

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
11,472,000		Other Securities	$11,232,710	5.4
			28,088,442	13.5

		Industrial: 1.3%
175,000		General Dynamics Corp., 2.736%, (US0003M + 0.380%), 05/11/2021	175,682	0.1
1,075,000		Northrop Grumman Corp., 2.930%–3.250%, 01/15/2025–01/15/2028	1,016,783	0.5
300,000	(1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 3.375%, 02/01/2022	295,866	0.1
375,000	(1)	Sealed Air Corp., 5.250%, 04/01/2023	384,375	0.2
875,000		Other Securities	876,061	0.4
			2,748,767	1.3

		Technology: 0.9%
150,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	157,040	0.1
225,000	(1)	Microchip Technology, Inc., 3.922%, 06/01/2021	225,510	0.1
1,450,000		Other Securities	1,413,118	0.7
			1,795,668	0.9

		Utilities: 1.1%
125,000	(1)	Alliant Energy Finance LLC, 3.750%, 06/15/2023	125,074	0.1
50,000	(1)	Alliant Energy Finance LLC, 4.250%, 06/15/2028	50,067	0.0
225,000	(1)	NiSource, Inc., 3.650%, 06/15/2023	224,945	0.1
400,000		Sempra Energy, 2.848%, (US0003M + 0.500%), 01/15/2021	400,233	0.2
1,630,000		Other Securities	1,540,846	0.7
			2,341,165	1.1
		Total Corporate Bonds/Notes (Cost $63,717,470)	62,143,897	29.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.4%
535,068	(6)	Fannie Mae 2013-130 SN, 4.559%, (-1.000*US0001M + 6.650%), 10/25/2042	80,794	0.1
298,920	(6)	Fannie Mae REMIC Trust 2011-124 SC, 4.459%, (-1.000*US0001M + 6.550%), 12/25/2041	47,659	0.0
283,841	(6)	Fannie Mae REMIC Trust 2013-131 SA, 4.009%, (-1.000*US0001M + 6.100%), 12/25/2043	36,784	0.0

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
511,131	(6)	Fannie Mae REMIC Trust 2013-96 SY, 4.059%, (-1.000*US0001M + 6.150%), 07/25/2042	$69,884	0.1
345,408	(6)	Fannie Mae REMIC Trust 2014-87 MS, 4.159%, (-1.000*US0001M + 6.250%), 01/25/2045	46,580	0.0
471,692	(6)	Fannie Mae REMIC Trust 2015-79 SA, 4.159%, (-1.000*US0001M + 6.250%), 11/25/2045	63,649	0.0
853,389	(6)	Freddie Mac 4583 ST, 3.927%, (-1.000*US0001M + 6.000%), 05/15/2046	140,336	0.1
1,987,601	(6)	Freddie Mac 4596 CS, 4.027%, (-1.000*US0001M + 6.100%), 06/15/2046	257,050	0.1
482,145	(6)	Freddie Mac REMIC Trust 4320 SD, 4.027%, (-1.000*US0001M + 6.100%), 07/15/2039	61,768	0.0
325,034	(6)	Freddie Mac Strips Series 304 C45, 3.000%, 12/15/2027	28,044	0.0
350,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA2 M3, 6.741%, (US0001M + 4.650%), 10/25/2028	404,203	0.2
1,166,146	(6)	Ginnie Mae 2015-111 IM, 4.000%, 08/20/2045	198,019	0.1
495,705	(6)	Ginnie Mae 2015-119 SN, 4.166%, (-1.000*US0001M + 6.250%), 08/20/2045	75,384	0.0
456,785	(6)	Ginnie Mae 2016-138 GI, 4.000%, 10/20/2046	83,808	0.1
345,610	(6)	Ginnie Mae Series 2010-20 SE, 4.166%, (-1.000*US0001M + 6.250%), 02/20/2040	51,402	0.0
206,873	(6)	Ginnie Mae Series 2010-31 SA, 3.666%, (-1.000*US0001M + 5.750%), 03/20/2040	26,467	0.0
135,043	(6)	Ginnie Mae Series 2012-149 MS, 4.166%, (-1.000*US0001M + 6.250%), 12/20/2042	19,558	0.0
76,136	(6)	Ginnie Mae Series 2013-134 DS, 4.016%, (-1.000*US0001M + 6.100%), 09/20/2043	10,798	0.0
222,737	(6)	Ginnie Mae Series 2013-152 SG, 4.066%, (-1.000*US0001M + 6.150%), 06/20/2043	31,448	0.0

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
502,766	(6)	Ginnie Mae Series 2013-181 SA, 4.016%, (-1.000*US0001M + 6.100%), 11/20/2043	$72,605	0.0
529,255	(6)	Ginnie Mae Series 2013-183 NI, 4.500%, 10/20/2042	65,124	0.0
738,054	(6)	Ginnie Mae Series 2014-132 SL, 4.016%, (-1.000*US0001M + 6.100%), 10/20/2043	96,880	0.1
364,124	(6)	Ginnie Mae Series 2014-133 BS, 3.516%, (-1.000*US0001M + 5.600%), 09/20/2044	43,388	0.0
86,784	(6)	Ginnie Mae Series 2014-41 SA, 4.016%, (-1.000*US0001M + 6.100%), 03/20/2044	12,761	0.0
783,688	(6)	Ginnie Mae Series 2015-110 MS, 3.626%, (-1.000*US0001M + 5.710%), 08/20/2045	101,592	0.1
229,639	(6)	Ginnie Mae Series 2015-126 HS, 4.116%, (-1.000*US0001M + 6.200%), 09/20/2045	33,486	0.0
234,873	(6)	Ginnie Mae Series 2015-159 HS, 4.116%, (-1.000*US0001M + 6.200%), 11/20/2045	34,522	0.0
991,763	(6)	Ginnie Mae Series 2015-95 GI, 4.500%, 07/16/2045	208,812	0.1
510,718	(6)	Ginnie Mae Series 2016-27 IA, 4.000%, 06/20/2045	78,875	0.1
543,689	(6)	Ginnie Mae Series 2016-4 SM, 3.566%, (-1.000*US0001M + 5.650%), 01/20/2046	66,259	0.0
GBP 344,120		Harben Finance 2017-1X A Plc, 1.423%, (BP0003M + 0.800%), 08/20/2056	456,090	0.2
GBP 653,341		London Wall Mortgage Capital PLC 2017-FL1 A, 1.490%, (BP0003M + 0.850%), 11/15/2049	863,317	0.4
EUR 370,607	(1),(7)	Magnolia Finance XI DAC, 2.750%, (EUR003M + 2.750%), 04/20/2020	431,498	0.2
GBP 142,717		Ripon Mortgages PLC 1X A1, 1.423%, (BP0003M + 0.800%), 08/20/2056	189,190	0.1
GBP 1,230,937		Ripon Mortgages PLC 1X A2, 1.423%, (BP0003M + 0.800%), 08/20/2056	1,631,742	0.8

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
246,127	(1),(7)	Station Place Securitization Trust 2015-2 A, 2.607%, (US0001M + 1.050%), 07/15/2019	$246,127	0.1
625,229		WaMu Mortgage Pass-Through Certificates Series 2006-AR9 1A, 2.558%, (12MTA + 1.000%), 08/25/2046	590,079	0.3
251,357		Other Securities	225,993	0.1

		Total Collateralized Mortgage Obligations (Cost $7,344,545)	7,181,975	3.4

MUNICIPAL BONDS: 1.2%
		California: 0.5%
750,000		Other Securities	1,021,811	0.5
		Illinois: 0.3%
640,000		Other Securities	633,352	0.3

		Minnesota: 0.1%
176,166		Northstar Education Finance, Inc., 1.414%, (US0003M + 0.100%), 04/28/2030	175,187	0.1
		Puerto Rico: 0.3%
1,060,000	(2)	Other Securities	612,938	0.3

		Total Municipal Bonds (Cost $2,396,255)	2,443,288	1.2

STRUCTURED PRODUCTS: 0.4%
EGP 4,890,000	(4)	Citigroup Global Markets, Arab Republic of Egypt Treasury Bill Credit-Linked Notes, 0.000%, 10/09/2018	260,874	0.1
EGP 5,000,000	(1),(4)	Citigroup Global Markets, Arab Republic of Egypt Treasury Bill Credit-Linked Notes, 0.000%, 11/01/2018	262,535	0.2
EGP 5,800,000	(4)	JPMorgan Chase Bank N.A., Arab Republic of Egypt Treasury Bill Credit-Linked Notes, 0.000%, 07/02/2019	290,178	0.1

		Total Structured Products (Cost $827,919)	813,587	0.4

U.S. TREASURY OBLIGATIONS: 15.5%
		U.S. Treasury Bonds: 2.5%
2,640,000		2.750%, 11/15/2047	2,516,920	1.2
2,650,000		2.875%, 11/15/2046	2,592,756	1.3
			5,109,676	2.5
		U.S. Treasury Notes: 12.3%
5,390,000		2.000%, 11/15/2026	5,050,388	2.4
9,040,000		2.125%, 07/31/2024	8,701,000	4.2
5,900,000		2.125%, 09/30/2024	5,671,721	2.7
3,110,000		2.125%, 11/30/2024	2,986,207	1.5

U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Notes: (continued)
1,700,000		2.250%, 02/15/2027	$1,622,139	0.8
1,490,000		2.875%, 04/30/2025	1,495,733	0.7
			25,527,188	12.3

		U.S. Treasury STRIP: 0.7%
1,930,000	(4),(6),(8)	0.000%, 02/15/2036	1,139,280	0.5
700,000	(4),(6),(8)	0.000%, 08/15/2036	407,149	0.2
			1,546,429	0.7
		Total U.S. Treasury Obligations (Cost $33,049,926)	32,183,293	15.5

U.S. GOVERNMENT AGENCY OBLIGATIONS(9): 28.4%
		Federal Home Loan Bank: 1.0%
900,000		2.625%, 09/12/2025	875,911	0.4
1,300,000		2.875%, 06/13/2025	1,285,476	0.6
			2,161,387	1.0
		Federal Home Loan Mortgage Corporation: 2.0%(9)
84,237		4.000%, 02/01/2041	86,609	0.0
48,364		4.000%, 02/01/2041	49,693	0.0
4,000,000	(10)	4.000%, 07/01/2048	4,077,969	2.0
			4,214,271	2.0
		Federal National Mortgage Association: 14.7%(9)
1,400,000		1.875%, 09/24/2026	1,280,866	0.6
1,955,762		4.500%, 07/01/2047	2,040,981	1.0
981,242		4.500%, 10/01/2047	1,027,714	0.5
1,000,001		4.500%, 04/01/2048	1,044,370	0.5
1,483,943		4.500%, 06/01/2048	1,549,673	0.7
1,000,000		4.500%, 06/01/2048	1,043,522	0.5
10,000,000	(10)	4.500%, 07/01/2048	10,413,477	5.0
7,000,000	(10)	5.000%, 07/01/2048	7,415,523	3.6
4,478,584		3.500%–6.000%, 09/01/2035–05/01/2048	4,679,178	2.3
			30,495,304	14.7
		Government National Mortgage Association: 10.7%
2,580,628		4.000%, 10/20/2043	2,673,508	1.3
6,000,000	(10)	4.000%, 08/01/2044	6,139,570	2.9
1,031,649		4.000%, 10/20/2045	1,065,729	0.5
10,000,000	(10)	4.500%, 07/01/2044	10,395,508	5.0
1,934,871		4.000%, 07/20/2045–09/20/2047	1,995,682	1.0
			22,269,997	10.7
		Total U.S. Government Agency Obligations (Cost $59,395,813)	59,140,959	28.4

COMMERCIAL MORTGAGE-BACKED SECURITIES: 0.7%
800,000	(1)	Exantas Capital Corp. 2018-RSO6 A Ltd., 2.791%, (US0001M + 0.830%), 06/15/2035	799,997	0.4

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
600,000	(1)	TPG Real Estate Finance 2018-FL-1 A Issuer Ltd., 2.823%, (US0001M + 0.750%), 02/15/2035	$599,996	0.3

		Total Commercial Mortgage-Backed Securities (Cost $1,400,000)	1,399,993	0.7

ASSET-BACKED SECURITIES: 18.5%
		Other Asset-Backed Securities: 10.4%
1,050,000	(1)	BlueMountain CLO 2014-2A AR, 3.289%, (US0003M + 0.930%), 07/20/2026	1,050,091	0.5
1,000,000	(1)	Catamaran CLO 2013-1A AR Ltd., 3.216%, (US0003M + 0.850%), 01/27/2028	996,941	0.5
2,250,000	(1)	CBAM 2018-5A A Ltd., 3.322%, (US0003M + 1.020%), 04/17/2031	2,239,886	1.1
1,300,000	(1)	Crown Point CLO III Ltd. 2015-3A A1AR, 3.258%, (US0003M + 0.910%), 12/31/2027	1,299,986	0.6
1,050,000	(1)	Cutwater 2014-1A A1AR, 3.598%, (US0003M + 1.250%), 07/15/2026	1,050,151	0.5
1,100,000	(1)	Dryden XXVI Senior Loan Fund 2013-26A AR, 3.248%, (US0003M + 0.900%), 04/15/2029	1,095,508	0.5
350,000	(1)	Ready Capital Mortgage Financing 2018-FL2 A LLC, 2.830%, (US0001M + 0.850%), 06/25/2035	350,112	0.2
1,110,000	(1)	Tryon Park CLO Ltd. 2013-1A A1SR, 3.238%, (US0003M + 0.890%), 04/15/2029	1,108,611	0.5
800,000	(1)	Halcyon Loan Advisors Funding 2015-2A A, 3.750%, (US0003M + 1.390%), 07/25/2027	799,990	0.4
1,550,000	(1)	ICG US CLO 2014-1A A1R Ltd., 3.579%, (US0003M + 1.220%), 01/20/2030	1,550,927	0.7
1,600,000	(1)	Madison Park Funding XXX Ltd. 2018-30A A, 3.089%, (US0003M + 0.750%), 04/15/2029	1,582,824	0.8
1,050,000	(1)	OCP CLO 2015-9A A1R Ltd., 3.148%, (US0003M + 0.800%), 07/15/2027	1,048,356	0.5

ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
2,000,000	(1)	OFSI Fund VII Ltd. 2014-7A AR, 3.255%, (US0003M + 0.900%), 10/18/2026	$1,999,976	1.0
2,150,000	(1)	Saranac CLO Ltd 2014-2A A1AR, 3.561%, (US0003M + 1.230%), 11/20/2029	2,151,542	1.0
1,000,000		Soundview Home Loan Trust 2005-2 M6, 3.171%, (US0001M + 1.080%), 07/25/2035	1,013,528	0.5
800,000	(1)	Trinitas CLO II Ltd. 2014-2A A1R, 3.528%, (US0003M + 1.180%), 07/15/2026	800,093	0.4
1,500,000	(1)	York CLO 1 Ltd. 2014-1A AR, 3.512%, (US0003M + 1.150%), 01/22/2027	1,500,237	0.7
			21,638,759	10.4
		Student Loan Asset-Backed Securities: 8.1%
1,089,290	(1)	Academic Loan Funding Trust 2012-1A A2, 3.191%, (US0001M + 1.100%), 12/27/2044	1,098,547	0.5
169,714	(1)	Bank of America Student Loan Trust 2010-1A A, 3.160%, (US0003M + 0.800%), 02/25/2043	170,474	0.1
732,109	(1)	ECMC Group Student Loan Trust 2016-1, 3.441%, (US0001M + 1.350%), 07/26/2066	745,038	0.4
520,117	(1)	Edsouth Indenture No 9 LLC 2015-1 A, 2.891%, (US0001M + 0.800%), 10/25/2056	521,979	0.2
1,100,000	(1)	EFS Volunteer No 2 LLC 2012-1 A2, 3.441%, (US0001M + 1.350%), 03/25/2036	1,122,888	0.6
650,000	(1)	EFS Volunteer No 3 LLC 2012-1 A3, 3.091%, (US0001M + 1.000%), 04/25/2033	654,703	0.3
600,000		Montana Higher Education Student Assistance Corp. 2012-1 A3, 2.998%, (US0001M + 1.050%), 07/20/2043	604,110	0.3
1,567,089	(1)	Navient Student Loan Trust 2016-5A A, 3.341%, (US0001M + 1.250%), 06/25/2065	1,610,473	0.7
767,905	(1)	Navient Student Loan Trust 2016-7 A, 3.241%, (US0001M + 1.150%), 03/25/2066	783,260	0.4

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
		Student Loan Asset-Backed Securities: (continued)
1,050,000	(1)	Nelnet Student Loan Trust 2006-1 A6, 2.780%, (US0003M + 0.450%), 08/23/2036	$1,028,964	0.5
1,100,000	(1)	Nelnet Student Loan Trust 2006-2 A7, 2.940%, (US0003M + 0.580%), 01/25/2037	1,077,516	0.5
786,234	(1)	Pennsylvania Higher Education Association Student Loan Trust 2016-1, 3.241%, (US0001M + 1.150%), 09/25/2065	799,028	0.4
260,514	(1)	Scholar Funding Trust 2010-A A, 3.109%, (US0003M + 0.750%), 10/28/2041	259,778	0.1
581,923	(1)	SLM Student Loan Trust 2003-1 A5A, 2.451%, (US0003M + 0.110%), 12/15/2032	559,592	0.3
759,072	(1)	SLM Student Loan Trust 2003-7A A5A, 3.541%, (US0003M + 1.200%), 12/15/2033	769,245	0.4
550,000	(1)	SLM Student Loan Trust 2004-8A A6, 2.990%, (US0003M + 0.630%), 01/25/2040	553,749	0.2
562,133		SLM Student Loan Trust 2005-4 A3, 2.480%, (US0003M + 0.120%), 01/25/2027	560,295	0.3
300,523		SLM Student Loan Trust 2007-1 A5, 2.450%, (US0003M + 0.090%), 01/26/2026	299,794	0.1
750,000		SLM Student Loan Trust 2007-2 A4, 2.420%, (US0003M + 0.060%), 07/25/2022	733,801	0.3
396,945		SLM Student Loan Trust 2007-7 A4, 2.690%, (US0003M + 0.330%), 01/25/2022	389,463	0.2
143,502		SLM Student Loan Trust 2008-2 A3, 3.110%, (US0003M + 0.750%), 04/25/2023	143,262	0.1
398,522		SLM Student Loan Trust 2008-4 A4, 4.010%, (US0003M + 1.650%), 07/25/2022	407,070	0.2
1,085,340		SLM Student Loan Trust 2008-5 A4, 4.060%, (US0003M + 1.700%), 07/25/2023	1,114,673	0.5
563,150		SLM Student Loan Trust 2008-6 A4, 3.460%, (US0003M + 1.100%), 07/25/2023	568,194	0.3

ASSET-BACKED SECURITIES: (continued)
		Student Loan Asset-Backed Securities: (continued)
350,000		SLM Student Loan Trust 2008-8 A4, 3.860%, (US0003M + 1.500%), 04/25/2023	$358,500	0.2
			16,934,396	8.1
		Total Asset-Backed Securities (Cost $38,217,737)	38,573,155	18.5

FOREIGN GOVERNMENT BONDS: 2.4%
130,000	(11),(12)	Argentina Government International Bond, 2.500% (Step Rate @ 2.500% on 03/31/2019), 12/31/2038	74,197	0.0
EUR 10,000	(12)	Argentine Republic Government International Bond, 2.260% (Step Rate @ 2.260% on 03/31/2019), 12/31/2038	6,919	0.0
250,000	(1)	Ecuador Government International Bond, 7.875%, 01/23/2028	210,363	0.1
EUR 100,000	(1)	Indonesia Government International Bond, 2.150%, 07/18/2024	117,849	0.1
1,375,000		Israel Government AID Bond, 5.500%, 09/18/2023	1,548,308	0.7
1,039,000		Israel Government AID Bond, 5.500%, 12/04/2023	1,174,890	0.6
13,077,500	(2),(13)	Other Securities	1,831,447	0.9

		Total Foreign Government Bonds (Cost $5,295,237)	4,963,973	2.4
		Total Long-Term Investments (Cost $211,644,902)	208,844,120	100.3

SHORT-TERM INVESTMENTS: 17.8%
		Commercial Paper: 6.8%
450,000		AT&T INC Disc, 2.710%, 10/09/2018	446,647	0.2
500,000		Duke Energy, 2.530%, 08/27/2018	497,995	0.2
420,000		Eastman, 2.660%, 07/06/2018	419,816	0.2
523,000		Hewlett, 2.150%, 07/11/2018	522,661	0.2
523,000		Hewlett, 2.160%, 07/10/2018	522,690	0.3
419,000		HP INC, 2.090%, 07/23/2018	418,449	0.2
1,000,000		Marriott, 2.470%, 07/31/2018	997,905	0.5
950,000		Mondelez Intl, 2.650%, 10/02/2018	943,570	0.5

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Commercial Paper: (continued)
316,000		Nutrien, 2.690%, 07/18/2018	$315,581	0.1
250,000		Nutrien Ltd DI, 2.700%, 07/16/2018	249,704	0.1
500,000		Schlumberger, 2.420%, 08/22/2018	498,251	0.2
1,000,000		Schlumberger, 2.530%, 09/21/2018	994,274	0.5
250,000		Sempra, 2.470%, 07/31/2018	249,476	0.1
418,000		Southern, 2.540%, 08/30/2018	416,231	0.2
319,000		Suncor, 3.020%, 07/03/2018	318,921	0.2
600,000		Suncor Energy, 2.520%, 08/21/2018	597,854	0.3
1,112,000		United Overseas, 2.170%, 07/27/2018	1,110,222	0.5
1,214,000		Versailles, 2.300%, 07/09/2018	1,213,312	0.6
2,000,000		Victory Receivables, 2.380%, 10/02/2018	1,987,792	1.0
695,000		VW, 2.500%, 08/13/2018	692,911	0.3
750,000		VW Credit, 2.610%, 09/20/2018	745,630	0.4
			14,159,892	6.8

		Securities Lending Collateral(14): 0.1%
217,674		National Bank Financial, Repurchase Agreement dated 06/29/18, 2.01%, due 07/02/18 (Repurchase Amount $217,710, collateralized by various U.S. Government Securities, 0.000%–6.000%, Market Value plus accrued interest $222,028, due 09/06/18–09/09/49) (Cost $217,674)	217,674	0.1

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Mutual Funds: 10.9%
22,726,023	(15)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800% (Cost $22,726,023)	$22,726,023	10.9

		Total Short-Term Investments (Cost $37,103,960)	37,103,589	17.8
		Total Investments in Securities (Cost $248,748,862)	$245,947,709	118.1

		Liabilities in Excess of Other Assets	(37,691,022)	(18.1)
		Net Assets	$208,256,687	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	The grouping contains securities in default.
(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2018.
(4)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2018.
(5)	Security, or a portion of the security, is on loan.
(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(8)	Separate Trading of Registered Interest and Principal of Securities
(9)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(10)	Settlement is on a when-issued or delayed-delivery basis.
(11)	Defaulted security
(12)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2018.
(13)	The grouping contains securities on loan.
(14)	Represents securities purchased with cash collateral received for securities on loan.
(15)	Rate shown is the 7-day yield as of June 30, 2018.

EGP	Egyptian Pound
EUR	EU Euro
GBP	British Pound
MXN	Mexican Peso
ZAR	South African Rand

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Reference Rate Abbreviations:

12MTA           12-month Treasury Average

BP0003M        3-month GBP-LIBOR

EUR003M        3-month EURIBOR

US0001M        1-month LIBOR

US0003M        3-month LIBOR

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$62,143,897	$—	$62,143,897
Collateralized Mortgage Obligations	—	6,504,350	677,625	7,181,975
Municipal Bonds	—	2,443,288	—	2,443,288
Structured Products	—	813,587	—	813,587
Commercial Mortgage-Backed Securities	—	1,399,993	—	1,399,993
U.S. Treasury Obligations	—	32,183,293	—	32,183,293
Asset-Backed Securities	—	38,573,155	—	38,573,155
U.S. Government Agency Obligations	—	59,140,959	—	59,140,959
Foreign Government Bonds	—	4,963,973	—	4,963,973
Short-Term Investments	22,726,023	14,377,566	—	37,103,589
Total Investments, at fair value	$22,726,023	$222,544,061	$677,625	$245,947,709
Other Financial Instruments+
Centrally Cleared Swaps	—	966,943	—	966,943
Forward Foreign Currency Contracts	—	788,493	—	788,493
Futures	458,373	—	—	458,373
Total Assets	$23,184,396	$224,299,497	$677,625	$248,161,518
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(1,031,100)	$—	$(1,031,100)
Forward Foreign Currency Contracts	—	(1,778,900)	—	(1,778,900)
Futures	(41,538)	—	—	(41,538)
OTC Swaps	—	(378,727)	—	(378,727)
Sales Commitments	—	(5,123,731)	—	(5,123,731)
Total Liabilities	$(41,538)	$(8,312,458)	$—	$(8,353,996)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2018, the following forward foreign currency contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 182,786	BRL 677,059	Bank of America N.A.	07/03/18	$8,095
BRL 692,451	USD 184,962	Bank of America N.A.	07/03/18	(6,300)
BRL 712,225	USD 189,030	Bank of America N.A.	07/03/18	(5,265)
BRL 708,786	USD 189,028	Bank of America N.A.	07/03/18	(6,151)
BRL 705,858	USD 189,024	Bank of America N.A.	07/03/18	(6,903)
BRL 707,564	USD 187,688	Bank of America N.A.	07/03/18	(5,126)
USD 186,965	BRL 705,860	Bank of America N.A.	07/03/18	4,843
USD 187,047	BRL 710,687	Bank of America N.A.	07/03/18	3,680
BRL 698,701	USD 185,015	Bank of America N.A.	07/03/18	(4,740)

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 188,029	INR 12,930,735	Bank of America N.A.	07/19/18	$(356)
BRL 637,191	USD 164,386	Bank of America N.A.	08/02/18	(584)
USD 629,841	ZAR 7,919,556	Bank of America N.A.	08/08/18	55,249
USD 418,298	GBP 313,955	Bank of America N.A.	08/14/18	3,144
ARS 13,674,180	USD 556,993	Bank of America N.A.	08/15/18	(105,403)
ARS 10,939,040	USD 412,017	Bank of America N.A.	08/17/18	(51,452)
EUR 159,053	JPY 20,396,620	Bank of America N.A.	09/19/18	1,607
EUR 163,013	HUF 53,645,062	Bank of America N.A.	09/19/18	385
EUR 63,079	PLN 271,264	Bank of America N.A.	09/19/18	1,595
ZAR 2,566,471	USD 187,981	Bank of America N.A.	09/19/18	(2,812)
USD 189,004	ZAR 2,644,182	Bank of America N.A.	09/19/18	(1,772)
PLN 5,295,313	EUR 1,232,557	Bank of America N.A.	09/19/18	(32,536)
AUD 251,010	NZD 270,238	Bank of America N.A.	09/19/18	2,759
USD 376,911	JPY 41,086,159	Bank of America N.A.	09/19/18	3,742
GBP 54,853	AUD 97,106	Bank of America N.A.	09/19/18	769
EUR 157,101	NZD 263,631	Bank of America N.A.	09/19/18	5,996
GBP 138,086	USD 184,763	Bank of America N.A.	09/19/18	(1,875)
EUR 157,098	NZD 262,962	Bank of America N.A.	09/19/18	6,447
NOK 1,209,419	EUR 127,974	Bank of America N.A.	09/19/18	(1,379)
EUR 157,111	USD 184,886	Bank of America N.A.	09/19/18	(306)
EUR 156,993	USD 185,385	Bank of America N.A.	09/19/18	(944)
MXN 2,610,551	USD 126,018	Bank of America N.A.	09/19/18	3,795
NOK 1,501,612	EUR 158,898	Bank of America N.A.	09/19/18	(1,719)
USD 367,662	NZD 532,983	Bank of America N.A.	09/19/18	6,645
EUR 318,094	NZD 533,664	Bank of America N.A.	09/19/18	12,229
SEK 1,622,653	EUR 159,022	Bank of America N.A.	09/19/18	(4,552)
AUD 3,466,802	USD 2,585,403	Bank of America N.A.	09/19/18	(19,169)
AUD 252,770	EUR 160,078	Bank of America N.A.	09/19/18	(958)
USD 251,974	NZD 364,391	Bank of America N.A.	09/19/18	5,153
AUD 108,208	GBP 60,514	Bank of America N.A.	09/19/18	(50)
USD 527,663	CLP 332,939,666	Barclays Bank PLC	07/05/18	18,106
CLP 116,804,596	USD 185,995	Barclays Bank PLC	07/05/18	(7,228)
USD 734,453	KRW 821,860,721	Barclays Bank PLC	07/09/18	(3,177)
KRW 212,391,313	USD 192,053	Barclays Bank PLC	07/09/18	(1,429)
TWD 5,503,166	USD 185,918	Barclays Bank PLC	07/09/18	(5,319)
KRW 204,973,895	USD 184,994	Barclays Bank PLC	07/09/18	(1,028)
USD 186,061	TWD 5,522,838	Barclays Bank PLC	07/09/18	4,816
INR 42,984,219	USD 630,433	Barclays Bank PLC	07/11/18	(3,636)
USD 370,130	TWD 11,132,018	Barclays Bank PLC	07/16/18	4,573
USD 184,989	TWD 5,506,206	Barclays Bank PLC	07/16/18	4,175
USD 842,812	TWD 25,602,931	Barclays Bank PLC	07/16/18	2,055
INR 12,501,483	USD 182,904	Barclays Bank PLC	07/19/18	(773)
COP 767,006,328	USD 262,494	Barclays Bank PLC	07/26/18	(1,079)
USD 187,071	COP 550,363,559	Barclays Bank PLC	07/26/18	(506)
KRW 821,860,721	USD 734,742	Barclays Bank PLC	07/26/18	3,470
TWD 11,090,985	USD 373,963	Barclays Bank PLC	07/27/18	(9,387)
TWD 11,186,063	USD 369,971	Barclays Bank PLC	07/27/18	(2,270)
USD 184,977	TWD 5,513,048	Barclays Bank PLC	07/27/18	3,756
USD 332,062	TWD 9,823,390	Barclays Bank PLC	07/27/18	9,154
USD 370,031	TWD 11,160,878	Barclays Bank PLC	07/27/18	3,158
USD 189,017	BRL 728,059	Barclays Bank PLC	08/02/18	1,856
ARS 3,024,869	USD 124,225	Barclays Bank PLC	08/10/18	(23,846)
USD 623,583	GBP 468,516	Barclays Bank PLC	08/14/18	4,048
USD 279,488	GBP 208,720	Barclays Bank PLC	08/14/18	3,490
ARS 15,574,064	USD 576,710	Barclays Bank PLC	08/15/18	(62,377)
USD 824,553	MXN 17,273,652	Barclays Bank PLC	09/19/18	(34,402)
EUR 159,103	USD 185,925	Barclays Bank PLC	09/19/18	995
USD 568,000	HKD 4,405,522	Barclays Bank PLC	09/19/18	5,722
TRY 355,434	USD 74,084	Barclays Bank PLC	09/19/18	710
JPY 20,293,038	USD 185,088	Barclays Bank PLC	09/19/18	(775)
ZAR 2,573,093	USD 185,008	Barclays Bank PLC	09/19/18	639
MXN 7,779,251	USD 369,915	Barclays Bank PLC	09/19/18	16,919
GBP 140,394	EUR 159,908	Barclays Bank PLC	09/19/18	(1,921)

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY 40,795,308	USD 371,000	Barclays Bank PLC	09/19/18	$(473)
NOK 1,500,537	USD 184,947	Barclays Bank PLC	09/19/18	(120)
USD 73,987	TRY 365,732	Barclays Bank PLC	09/19/18	(2,975)
USD 379,000	HKD 2,939,885	Barclays Bank PLC	09/19/18	3,782
USD 148,004	TRY 733,440	Barclays Bank PLC	09/19/18	(6,335)
USD 186,928	ZAR 2,588,328	Barclays Bank PLC	09/19/18	182
USD 186,953	ZAR 2,598,376	Barclays Bank PLC	09/19/18	(518)
USD 111,004	TRY 550,028	Barclays Bank PLC	09/19/18	(4,740)
GBP 269,209	EUR 304,512	Barclays Bank PLC	09/19/18	(1,199)
TRY 356,720	USD 74,973	Barclays Bank PLC	09/19/18	93
USD 186,812	EUR 159,900	Barclays Bank PLC	09/19/18	(1,045)
GBP 139,881	EUR 159,119	Barclays Bank PLC	09/19/18	(1,673)
JPY 20,155,121	USD 185,000	Barclays Bank PLC	09/19/18	(1,939)
JPY 40,359,485	USD 370,089	Barclays Bank PLC	09/19/18	(3,520)
USD 188,031	TRY 905,184	Barclays Bank PLC	09/19/18	(2,449)
USD 185,094	CNH 1,211,093	Barclays Bank PLC	09/19/18	3,087
ZAR 1,674,682	USD 121,630	Barclays Bank PLC	09/19/18	(803)
HUF 155,480,680	EUR 478,476	Barclays Bank PLC	09/19/18	(8,177)
ZAR 2,605,524	USD 187,949	Barclays Bank PLC	09/19/18	38
ZAR 33,316,423	USD 2,497,464	Barclays Bank PLC	09/19/18	(93,707)
TRY 713,497	USD 148,116	Barclays Bank PLC	09/19/18	2,027
GBP 497,201	USD 668,099	Barclays Bank PLC	09/19/18	(9,583)
USD 188,420	TRY 890,883	Barclays Bank PLC	09/19/18	950
ZAR 2,515,908	USD 185,004	Barclays Bank PLC	09/19/18	(3,483)
USD 186,588	EUR 159,900	Barclays Bank PLC	09/19/18	(1,269)
SEK 1,618,761	EUR 159,096	Barclays Bank PLC	09/19/18	(5,076)
USD 617,828	ARS 17,187,970	Citibank N.A.	07/03/18	23,602
USD 104,457	ARS 2,213,438	Citibank N.A.	07/05/18	28,101
ARS 1,673,028	USD 78,694	Citibank N.A.	07/19/18	(21,864)
USD 72,298	IDR 1,018,721,310	Citibank N.A.	07/23/18	1,289
USD 187,936	KRW 210,018,033	Citibank N.A.	07/26/18	(707)
TWD 5,715,800	USD 193,960	Citibank N.A.	07/27/18	(6,074)
USD 190,621	IDR 2,660,644,769	Citibank N.A.	07/27/18	5,203
IDR 1,498,001,000	USD 104,006	Citibank N.A.	07/27/18	388
USD 187,938	TWD 5,713,972	Citibank N.A.	07/27/18	112
ARS 17,187,970	USD 600,139	Citibank N.A.	07/31/18	(24,088)
USD 244,400	GBP 183,626	Citibank N.A.	08/14/18	1,585
RUB 2,668,529	USD 41,911	Citibank N.A.	08/15/18	379
USD 184,985	RUB 11,875,402	Citibank N.A.	08/20/18	(3,105)
EUR 144,000	USD 168,055	Citibank N.A.	08/31/18	875
USD 75,362	TRY 361,732	Citibank N.A.	09/19/18	(758)
NZD 276,154	AUD 255,057	Citibank N.A.	09/19/18	(1,747)
EUR 162,915	SEK 1,697,456	Citibank N.A.	09/19/18	724
USD 184,584	AUD 248,030	Citibank N.A.	09/19/18	985
EUR 157,077	CZK 4,049,843	Citibank N.A.	09/19/18	1,703
EUR 159,919	PLN 695,823	Citibank N.A.	09/19/18	1,875
NOK 609,786	USD 75,019	Citibank N.A.	09/19/18	91
USD 188,029	NOK 1,525,158	Citibank N.A.	09/19/18	168
USD 189,305	NZD 280,201	Citibank N.A.	09/19/18	(490)
PLN 378,322	EUR 88,201	Citibank N.A.	09/19/18	(2,490)
SEK 2,495,948	EUR 239,117	Citibank N.A.	09/19/18	(554)
SEK 10,055,621	EUR 980,391	Citibank N.A.	09/19/18	(22,253)
USD 374,920	AUD 510,985	Citibank N.A.	09/19/18	(3,327)
AUD 75,347	EUR 47,480	Citibank N.A.	09/19/18	(7)
EUR 319,105	NZD 538,288	Citibank N.A.	09/19/18	10,285
SEK 1,242,570	EUR 121,094	Citibank N.A.	09/19/18	(2,688)
EUR 63,659	NOK 602,746	Citibank N.A.	09/19/18	546
EUR 94,889	SEK 974,864	Citibank N.A.	09/19/18	1,973
SEK 1,246,106	EUR 120,613	Citibank N.A.	09/19/18	(1,726)
SEK 1,615,101	EUR 159,046	Citibank N.A.	09/19/18	(5,430)
USD 719,288	CNH 4,641,380	Citibank N.A.	09/19/18	21,763
NZD 513,564	USD 357,018	Citibank N.A.	09/19/18	(9,154)
SEK 21,686,663	EUR 2,139,853	Citibank N.A.	09/19/18	(77,920)

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP 67,558	USD 90,418	Citibank N.A.	09/19/18	$(941)
CAD 241,344	USD 184,975	Citibank N.A.	09/19/18	(1,146)
SEK 21,708,246	EUR 2,134,968	Citibank N.A.	09/19/18	(69,756)
EUR 238,760	SEK 2,422,932	Citibank N.A.	09/19/18	8,336
USD 368,173	AUD 487,014	Citibank N.A.	09/19/18	7,670
USD 91,323	GBP 68,364	Citibank N.A.	09/19/18	779
CLP 106,965,879	USD 164,386	Credit Suisse International	08/06/18	(663)
ZAR 2,592,381	USD 187,914	Credit Suisse International	09/19/18	(875)
IDR 14,704,132,549	USD 1,034,482	Deutsche Bank AG	07/02/18	(8,374)
BRL 1,395,156	USD 369,823	Deutsche Bank AG	07/03/18	(9,852)
BRL 712,809	USD 185,991	Deutsche Bank AG	07/03/18	(2,076)
ARS 17,187,970	USD 810,945	Deutsche Bank AG	07/03/18	(216,719)
USD 187,047	BRL 716,859	Deutsche Bank AG	07/03/18	2,087
BRL 711,693	USD 185,991	Deutsche Bank AG	07/03/18	(2,363)
CLP 216,135,070	USD 338,451	Deutsche Bank AG	07/05/18	(7,661)
KRW 198,249,136	USD 186,045	Deutsche Bank AG	07/09/18	(8,113)
ARS 6,685,952	USD 314,929	Deutsche Bank AG	07/12/18	(86,054)
USD 338,451	CLP 216,135,070	Deutsche Bank AG	07/18/18	7,647
USD 116,058	INR 7,919,685	Deutsche Bank AG	07/19/18	678
USD 185,085	INR 12,591,303	Deutsche Bank AG	07/19/18	1,645
USD 56,493	INR 3,857,897	Deutsche Bank AG	07/19/18	288
INR 13,238,579	USD 193,806	Deutsche Bank AG	07/19/18	(937)
USD 99,077	TWD 2,932,677	Deutsche Bank AG	07/27/18	2,676
USD 187,917	IDR 2,664,284,674	Deutsche Bank AG	07/27/18	2,246
USD 197,364	KRW 219,821,559	Deutsche Bank AG	07/31/18	(131)
USD 188,076	KRW 210,701,554	Deutsche Bank AG	07/31/18	(1,225)
KRW 665,136,510	USD 598,117	Deutsche Bank AG	08/03/18	(462)
USD 184,961	THB 6,072,546	Deutsche Bank AG	08/14/18	1,461
USD 554,906	CAD 736,551	Deutsche Bank AG	09/19/18	(6,117)
USD 447,586	CNH 2,871,889	Deutsche Bank AG	09/19/18	15,987
HKD 3,406,372	USD 434,815	Deutsche Bank AG	09/19/18	(59)
AUD 253,985	USD 188,609	Deutsche Bank AG	09/19/18	(602)
GBP 3,259,875	USD 4,346,255	Deutsche Bank AG	09/19/18	(28,720)
USD 367,169	AUD 498,932	Deutsche Bank AG	09/19/18	(2,156)
USD 323,836	CAD 426,636	Deutsche Bank AG	09/19/18	(1,128)
USD 188,213	EUR 160,967	Deutsche Bank AG	09/19/18	(897)
NOK 605,390	EUR 63,937	Deutsche Bank AG	09/19/18	(546)
USD 10,180	HKD 79,806	Deutsche Bank AG	09/19/18	(6)
NZD 274,742	AUD 254,891	Deutsche Bank AG	09/19/18	(2,581)
HKD 9,828,464	USD 1,257,561	Deutsche Bank AG	09/19/18	(3,151)
AUD 255,070	USD 188,416	Deutsche Bank AG	09/19/18	394
JPY 40,595,976	USD 369,920	Deutsche Bank AG	09/19/18	(1,204)
EUR 156,980	GBP 138,064	Deutsche Bank AG	09/19/18	1,567
BRL 559,558	USD 148,503	JPMorgan Chase Bank N.A.	07/03/18	(4,129)
ARS 2,213,438	USD 104,709	JPMorgan Chase Bank N.A.	07/05/18	(28,353)
ARS 8,978,769	USD 351,420	JPMorgan Chase Bank N.A.	07/05/18	(41,682)
KRW 206,246,377	USD 186,486	JPMorgan Chase Bank N.A.	07/09/18	(1,378)
USD 743,959	INR 50,485,049	JPMorgan Chase Bank N.A.	07/11/18	7,784
USD 185,044	INR 12,673,661	JPMorgan Chase Bank N.A.	07/19/18	405
COP 157,870,691	USD 53,957	JPMorgan Chase Bank N.A.	07/23/18	(144)
USD 336,826	KRW 373,894,752	JPMorgan Chase Bank N.A.	07/26/18	986
USD 186,652	KRW 208,312,820	JPMorgan Chase Bank N.A.	07/26/18	(459)
USD 1,380,298	KRW 1,541,792,517	JPMorgan Chase Bank N.A.	07/26/18	(4,573)
USD 190,824	KRW 213,171,622	JPMorgan Chase Bank N.A.	07/26/18	(651)
USD 370,007	TWD 11,153,423	JPMorgan Chase Bank N.A.	07/27/18	3,380
IDR 1,092,732,736	USD 76,661	JPMorgan Chase Bank N.A.	07/27/18	(510)
TWD 6,717,684	USD 221,142	JPMorgan Chase Bank N.A.	07/27/18	(322)
USD 148,094	BRL 559,558	JPMorgan Chase Bank N.A.	08/02/18	4,249
ARS 2,004,961	USD 76,848	JPMorgan Chase Bank N.A.	08/17/18	(10,762)
COP 2,767,110,827	USD 944,471	JPMorgan Chase Bank N.A.	08/22/18	(2,566)
USD 1,292,600	EUR 1,090,811	JPMorgan Chase Bank N.A.	08/31/18	12,948
NOK 1,574,539	USD 193,543	JPMorgan Chase Bank N.A.	09/19/18	400
CNH 1,247,074	USD 187,914	JPMorgan Chase Bank N.A.	09/19/18	(498)

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK 3,079,515	USD 376,995	JPMorgan Chase Bank N.A.	09/19/18	$2,322
NOK 3,913,875	EUR 410,482	JPMorgan Chase Bank N.A.	09/19/18	(160)
TRY 2,024,868	USD 418,863	JPMorgan Chase Bank N.A.	09/19/18	7,234
EUR 341,934	SEK 3,518,477	JPMorgan Chase Bank N.A.	09/19/18	6,487
EUR 313,993	GBP 275,381	JPMorgan Chase Bank N.A.	09/19/18	4,163
SGD 497,488	EUR 314,007	JPMorgan Chase Bank N.A.	09/19/18	(3,153)
NZD 4,570,479	USD 3,213,412	JPMorgan Chase Bank N.A.	09/19/18	(117,587)
USD 72,433	NOK 585,114	JPMorgan Chase Bank N.A.	09/19/18	362
USD 189,391	GBP 143,044	JPMorgan Chase Bank N.A.	09/19/18	(64)
JPY 19,101,581	USD 174,557	JPMorgan Chase Bank N.A.	09/19/18	(1,065)
GBP 133,356	EUR 150,951	JPMorgan Chase Bank N.A.	09/19/18	(720)
USD 4,381,977	EUR 3,746,817	JPMorgan Chase Bank N.A.	09/19/18	(19,917)
USD 329,582	EUR 282,332	JPMorgan Chase Bank N.A.	09/19/18	(2,112)
EUR 954,320	GBP 837,129	JPMorgan Chase Bank N.A.	09/19/18	12,435
MXN 1,561,900	USD 73,486	JPMorgan Chase Bank N.A.	09/19/18	4,182
HUF 51,856,662	EUR 160,045	JPMorgan Chase Bank N.A.	09/19/18	(3,269)
AUD 233,114	NZD 250,210	JPMorgan Chase Bank N.A.	09/19/18	3,078
CAD 242,549	USD 184,932	JPMorgan Chase Bank N.A.	09/19/18	(185)
AUD 500,965	USD 372,512	JPMorgan Chase Bank N.A.	09/19/18	(1,683)
USD 1,254,368	EUR 1,070,566	JPMorgan Chase Bank N.A.	09/19/18	(3,371)
JPY 115,478,484	USD 1,052,368	JPMorgan Chase Bank N.A.	09/19/18	(3,524)
SGD 284,665	USD 208,446	JPMorgan Chase Bank N.A.	09/19/18	840
USD 185,224	EUR 158,979	JPMorgan Chase Bank N.A.	09/19/18	(1,550)
EUR 314,000	USD 373,508	JPMorgan Chase Bank N.A.	09/19/18	(4,609)
EUR 314,000	USD 370,815	JPMorgan Chase Bank N.A.	09/19/18	(1,916)
USD 102,701	BRL 385,541	Morgan Stanley & Co. International PLC	07/03/18	3,226
USD 186,020	BRL 693,018	Morgan Stanley & Co. International PLC	07/03/18	7,211
USD 185,936	BRL 694,249	Morgan Stanley & Co. International PLC	07/03/18	6,810
USD 1,289,835	BRL 4,845,912	Morgan Stanley & Co. International PLC	07/03/18	39,520
BRL 857,637	USD 222,936	Morgan Stanley & Co. International PLC	07/03/18	(1,654)
USD 187,039	BRL 707,897	Morgan Stanley & Co. International PLC	07/03/18	4,391
BRL 1,398,323	USD 369,979	Morgan Stanley & Co. International PLC	07/03/18	(9,191)
BRL 611,059	USD 160,581	Morgan Stanley & Co. International PLC	07/03/18	(2,919)
BRL 579,284	USD 148,058	Morgan Stanley & Co. International PLC	07/03/18	1,406
USD 452,000	BRL 1,684,771	Morgan Stanley & Co. International PLC	07/03/18	17,304
BRL 770,748	USD 206,973	Morgan Stanley & Co. International PLC	07/03/18	(8,109)
USD 120,043	KRW 129,130,743	Morgan Stanley & Co. International PLC	07/05/18	4,169
KRW 129,130,743	USD 115,683	Morgan Stanley & Co. International PLC	07/05/18	192
USD 372,041	INR 25,157,425	Morgan Stanley & Co. International PLC	07/11/18	5,195
USD 115,737	KRW 129,130,743	Morgan Stanley & Co. International PLC	07/26/18	(251)
USD 838,045	TWD 25,455,605	Morgan Stanley & Co. International PLC	07/27/18	1,285
IDR 25,502,030,217	USD 1,801,627	Morgan Stanley & Co. International PLC	07/27/18	(24,416)
USD 187,968	TWD 5,725,895	Morgan Stanley & Co. International PLC	07/27/18	(249)
USD 187,473	TWD 5,573,014	Morgan Stanley & Co. International PLC	07/27/18	4,281
THB 5,995,407	USD 187,491	Morgan Stanley & Co. International PLC	08/14/18	(6,322)
IDR 17,851,535,158	USD 1,259,812	Morgan Stanley & Co. International PLC	08/16/18	(19,612)
USD 188,046	RUB 11,878,777	Morgan Stanley & Co. International PLC	08/20/18	(97)
RUB 13,936,895	USD 221,142	Morgan Stanley & Co. International PLC	08/20/18	(400)
USD 184,946	RUB 11,948,095	Morgan Stanley & Co. International PLC	08/20/18	(4,295)
RUB 8,727,826	USD 136,292	Morgan Stanley & Co. International PLC	08/20/18	1,944
RUB 4,988,008	USD 78,253	Morgan Stanley & Co. International PLC	08/20/18	750
USD 184,960	RUB 11,720,452	Morgan Stanley & Co. International PLC	08/20/18	(676)
SGD 306,657	USD 225,400	Morgan Stanley & Co. International PLC	09/19/18	54
USD 370,110	JPY 40,574,031	Morgan Stanley & Co. International PLC	09/19/18	1,592
USD 80,955	ZAR 1,109,479	Morgan Stanley & Co. International PLC	09/19/18	907
USD 184,266	AUD 250,086	Morgan Stanley & Co. International PLC	09/19/18	(855)
USD 375,667	CNH 2,439,019	Morgan Stanley & Co. International PLC	09/19/18	9,122
CNH 2,429,570	USD 369,935	Morgan Stanley & Co. International PLC	09/19/18	(4,810)
GBP 142,282	EUR 161,107	Morgan Stanley & Co. International PLC	09/19/18	(829)
USD 185,203	EUR 159,059	Morgan Stanley & Co. International PLC	09/19/18	(1,665)
USD 83,993	CAD 110,925	Morgan Stanley & Co. International PLC	09/19/18	(497)
EUR 163,047	SEK 1,697,180	Morgan Stanley & Co. International PLC	09/19/18	909
EUR 320,000	USD 372,965	Morgan Stanley & Co. International PLC	09/19/18	2,982

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SGD 275,785	USD 203,493	Morgan Stanley & Co. International PLC	09/19/18	$(736)
USD 83,538	ZAR 1,170,886	Morgan Stanley & Co. International PLC	09/19/18	(941)
EUR 160,910	USD 187,555	Morgan Stanley & Co. International PLC	09/19/18	1,488
USD 74,026	MXN 1,554,104	Morgan Stanley & Co. International PLC	09/19/18	(3,254)
USD 185,000	JPY 20,128,869	Morgan Stanley & Co. International PLC	09/19/18	2,178
USD 185,583	GBP 137,895	Morgan Stanley & Co. International PLC	09/19/18	2,949
USD 370,929	CNH 2,394,586	Morgan Stanley & Co. International PLC	09/19/18	11,061
USD 186,784	EUR 157,110	Morgan Stanley & Co. International PLC	09/19/18	2,206
USD 147,536	CAD 190,987	Morgan Stanley & Co. International PLC	09/19/18	2,063
USD 50,159	CZK 1,085,731	Morgan Stanley & Co. International PLC	09/19/18	1,142
USD 371,018	CNH 2,393,819	Morgan Stanley & Co. International PLC	09/19/18	11,265
EUR 157,114	USD 184,847	Morgan Stanley & Co. International PLC	09/19/18	(265)
EUR 318,921	CNH 2,396,566	Morgan Stanley & Co. International PLC	09/19/18	14,515
SEK 24,023,566	EUR 2,356,846	Morgan Stanley & Co. International PLC	09/19/18	(70,347)
USD 803,185	SGD 1,070,171	Morgan Stanley & Co. International PLC	09/19/18	16,393
HUF 50,690,047	EUR 156,946	Morgan Stanley & Co. International PLC	09/19/18	(3,786)
USD 58,282	CAD 75,437	Morgan Stanley & Co. International PLC	09/19/18	822
CAD 462,052	USD 356,382	Morgan Stanley & Co. International PLC	09/19/18	(4,442)
USD 183,499	AUD 248,925	Morgan Stanley & Co. International PLC	09/19/18	(763)
USD 144,270	ZAR 1,996,425	Morgan Stanley & Co. International PLC	09/19/18	230
USD 377,483	GBP 286,232	Morgan Stanley & Co. International PLC	09/19/18	(1,617)
HUF 52,205,734	EUR 160,045	Morgan Stanley & Co. International PLC	09/19/18	(2,026)
CNH 2,442,865	EUR 318,991	Morgan Stanley & Co. International PLC	09/19/18	(7,638)
NZD 274,956	USD 187,181	Morgan Stanley & Co. International PLC	09/19/18	(939)
AUD 253,903	USD 188,562	Morgan Stanley & Co. International PLC	09/19/18	(616)
USD 185,061	ZAR 2,494,473	Morgan Stanley & Co. International PLC	09/19/18	5,086
AUD 244,040	USD 185,770	Morgan Stanley & Co. International PLC	09/19/18	(5,125)
AUD 964,322	USD 715,069	Morgan Stanley & Co. International PLC	09/19/18	(1,248)
USD 194,621	CNH 1,283,001	Morgan Stanley & Co. International PLC	09/19/18	1,806
EUR 121,685	SEK 1,264,233	Morgan Stanley & Co. International PLC	09/19/18	949
USD 277,822	MXN 5,758,000	RBC Europe Limited	08/28/18	(9,459)
USD 184,874	CAD 240,185	RBC Europe Limited	09/19/18	1,928
EUR 319,133	CAD 490,555	RBC Europe Limited	09/19/18	1,278
HUF 348,883,365	EUR 1,083,778	RBC Europe Limited	09/19/18	(30,245)
EUR 62,371	PLN 270,211	RBC Europe Limited	09/19/18	1,045
EUR 662,057	USD 777,340	RBC Europe Limited	09/19/18	469
USD 370,032	CNH 2,398,096	RBC Europe Limited	09/19/18	9,636
CAD 243,283	USD 185,018	RBC Europe Limited	09/19/18	288
CAD 486,434	USD 371,024	RBC Europe Limited	09/19/18	(512)
CAD 240,882	USD 185,071	RBC Europe Limited	09/19/18	(1,594)
PLN 3,930,466	USD 1,083,874	RBC Europe Limited	09/19/18	(33,202)
USD 185,037	CNH 1,210,511	RBC Europe Limited	09/19/18	3,117
PLN 690,726	EUR 159,078	RBC Europe Limited	09/19/18	(2,250)
USD 1,650,436	GBP 1,233,449	State Street Bank and Trust Co.	08/14/18	19,403
JPY 20,304,405	USD 184,948	State Street Bank and Trust Co.	09/19/18	(531)
USD 97,500	SEK 836,338	State Street Bank and Trust Co.	09/19/18	3,555
JPY 40,309,287	USD 368,913	State Street Bank and Trust Co.	09/19/18	(2,801)
JPY 81,445,212	USD 740,967	State Street Bank and Trust Co.	09/19/18	(1,233)
USD 187,391	AUD 253,990	State Street Bank and Trust Co.	09/19/18	(620)
EUR 319,095	AUD 502,119	State Street Bank and Trust Co.	09/19/18	3,201
EUR 156,986	SEK 1,587,959	State Street Bank and Trust Co.	09/19/18	6,058
EUR 574,792	USD 670,455	State Street Bank and Trust Co.	09/19/18	4,831
USD 301,415	NZD 440,949	State Street Bank and Trust Co.	09/19/18	2,737
USD 185,041	CAD 246,155	State Street Bank and Trust Co.	09/19/18	(2,453)
CAD 120,794	USD 90,822	State Street Bank and Trust Co.	09/19/18	1,185
USD 90,346	NOK 732,897	State Street Bank and Trust Co.	09/19/18	72
EUR 319,089	NZD 537,109	State Street Bank and Trust Co.	09/19/18	11,064
NZD 555,926	AUD 508,977	State Street Bank and Trust Co.	09/19/18	(203)
USD 91,652	SEK 785,916	State Street Bank and Trust Co.	09/19/18	3,371
CAD 126,132	USD 97,264	State Street Bank and Trust Co.	09/19/18	(1,191)
USD 188,076	JPY 20,565,360	State Street Bank and Trust Co.	09/19/18	1,289
SEK 869,414	USD 97,931	State Street Bank and Trust Co.	09/19/18	(270)
CAD 75,338	EUR 48,407	State Street Bank and Trust Co.	09/19/18	514

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK 797,128	USD 90,794	State Street Bank and Trust Co.	09/19/18	$(1,253)
EUR 156,988	SEK 1,598,705	State Street Bank and Trust Co.	09/19/18	4,853
USD 1,564,174	CAD 2,028,108	State Street Bank and Trust Co.	09/19/18	19,387
USD 96,981	CAD 128,045	State Street Bank and Trust Co.	09/19/18	(550)
EUR 156,974	CAD 241,621	State Street Bank and Trust Co.	09/19/18	379
CHF 816,400	EUR 702,758	State Street Bank and Trust Co.	09/19/18	4,481
EUR 158,991	PLN 688,737	State Street Bank and Trust Co.	09/19/18	2,679
USD 184,313	AUD 243,979	UBS AG	09/19/18	3,713
MXN 3,291,278	USD 164,386	UBS AG	09/19/18	(723)
USD 114,134	EUR 96,980	UBS AG	09/19/18	198
CNH 1,468,887	USD 221,142	UBS AG	09/19/18	(391)
AUD 245,957	USD 183,645	UBS AG	09/19/18	(1,580)
EUR 159,019	USD 185,219	UBS AG	09/19/18	1,601
AUD 250,937	NZD 269,200	UBS AG	09/19/18	3,408
USD 84,267	NOK 673,071	UBS AG	09/19/18	1,362
EUR 319,816	USD 371,833	UBS AG	09/19/18	3,898
JPY 20,323,787	EUR 157,026	UBS AG	09/19/18	113
CHF 181,895	EUR 157,026	UBS AG	09/19/18	469
NZD 263,962	USD 184,347	UBS AG	09/19/18	(5,552)
USD 369,093	NZD 537,097	UBS AG	09/19/18	5,289
USD 366,858	NZD 534,241	UBS AG	09/19/18	4,988
USD 733,433	AUD 997,896	UBS AG	09/19/18	(5,240)
USD 185,050	NZD 263,017	UBS AG	09/19/18	6,895
USD 370,981	EUR 318,100	UBS AG	09/19/18	(2,735)
USD 371,640	EUR 317,946	UBS AG	09/19/18	(1,894)
NZD 275,859	AUD 255,100	UBS AG	09/19/18	(1,979)
CAD 186,803	USD 142,860	UBS AG	09/19/18	(574)
USD 741,783	HKD 5,809,624	UBS AG	09/19/18	299
EUR 535,866	NOK 5,080,840	UBS AG	09/19/18	3,725
EUR 159,019	USD 185,140	UBS AG	09/19/18	1,681
EUR 158,995	USD 184,944	UBS AG	09/19/18	1,849
CHF 183,905	EUR 159,043	UBS AG	09/19/18	144
USD 170,558	AUD 231,596	UBS AG	09/19/18	(877)
USD 186,697	GBP 139,931	UBS AG	09/19/18	1,367
CHF 364,262	USD 370,046	UBS AG	09/19/18	332
EUR 158,897	SEK 1,638,355	UBS AG	09/19/18	2,642
				$(990,407)

At June 30, 2018, the following futures contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australia 3-Year Bond	92	09/17/18	$7,580,780	$17,053
Euro-Bund	11	09/06/18	2,088,087	9,030
Short-Term Euro-BTP	12	09/06/18	1,550,887	2,422
U.S. Treasury 2-Year Note	119	09/28/18	25,207,547	(16,792)
U.S. Treasury 5-Year Note	24	09/28/18	2,726,813	(2,291)
U.S. Treasury Long Bond	62	09/19/18	8,990,000	139,001
U.S. Treasury Ultra 10-Year Note	4	09/19/18	512,938	5,591
U.S. Treasury Ultra Long Bond	71	09/19/18	11,328,938	266,878
			$59,985,990	$420,892

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
3-Month Euribor	(62)	12/16/19	$(18,124,453)	$(4,571)
90-Day Eurodollar	(5)	12/17/18	(1,217,000)	9,118
90-Day Eurodollar	(18)	06/17/19	(4,371,525)	(871)
90-Day Eurodollar	(146)	12/14/20	(35,412,300)	9,280
Euro-OAT	(12)	09/06/18	(2,165,664)	(9,588)
U.S. Treasury 10-Year Note	(44)	09/19/18	(5,288,250)	(7,425)
			$(66,579,192)	$(4,057)

At June 30, 2018, the following centrally cleared credit default swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 30, Version 1	Buy	5.000	06/20/23	USD 1,605,000	$(92,214)	$13,022
					$(92,214)	$13,022

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection(5)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(6)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index, Series 30, Version 1	Sell	(1.000)	06/20/23	USD 3,675,000	54,368	$(7,045)
iTraxx Europe Crossover Index, Series 29, Version 1	Sell	(1.000)	06/20/23	EUR 1,100,000	16,746	(3,005)
					71,114	$(10,050)

At June 30, 2018, the following over-the-counter credit default swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Counterparty	Reference Entity/Obligation(2)	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)	Termination Date	Notional Amount(3)		Fair Value(4)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	50,000	$(856)	$154	$(1,010)
Barclays Bank PLC	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	2,830,000	(48,446)	15,480	(63,926)
Barclays Bank PLC	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	40,000	(685)	39	(724)
Barclays Bank PLC	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	12/20/21	USD	90,000	(1,531)	(234)	(1,297)
Barclays Bank PLC	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	12/20/21	USD	360,000	(6,124)	(993)	(5,131)
Barclays Bank PLC	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	12/20/21	USD 100,000		(1,701)	(48)	(1,653)
Citibank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	250,000	(4,280)	333	(4,613)
Citibank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	1,680,000	(28,759)	5,705	(34,464)
Citibank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	310,000	(5,307)	955	(6,262)
Deutsche Bank AG	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	1,080,000	(18,488)	6,658	(25,146)
Deutsche Bank AG	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	80,000	(1,370)	179	(1,549)
Deutsche Bank AG	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	10,000	(171)	(1)	(170)
Deutsche Bank AG	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	160,000	(2,739)	225	(2,964)

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation(2)	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)	Termination Date	Notional Amount(3)		Fair Value(4)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	12/20/21	USD	360,000	$(6,124)	$929	$(7,053)
JPMorgan Chase Bank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	110,000	(1,883)	339	(2,222)
JPMorgan Chase Bank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	50,000	(856)	67	(923)
JPMorgan Chase Bank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	20,000	(342)	51	(393)
JPMorgan Chase Bank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	110,000	(1,883)	240	(2,123)
							$(131,545)	$30,078	$(161,623)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(5)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(6)	Payments received quarterly.

At June 30, 2018, the following centrally cleared interest rate swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month AUD-BBSW	Semi-Annual	2.750%	Semi-Annual	09/19/28	AUD	2,180,000	$(14,191)	$23,255
Pay	3-month CAD-CDOR	Semi-Annual	2.000	Semi-Annual	09/19/20	CAD	5,620,000	(28,413)	3,610
Pay	3-month CAD-CDOR	Semi-Annual	2.250	Semi-Annual	09/19/28	CAD	2,420,000	(56,008)	19,252
Pay	6-month CHF-LIBOR	Semi-Annual	1.000	Annual	06/21/28	CHF	1,260,000	3,990	10,266
Pay	3-month EUR-EURIBOR	Quarterly	0.100	Annual	09/19/20	EUR	11,740,000	82,194	26,853
Pay	6-month EUR-EURIBOR	Semi-Annual	0.350	Annual	12/16/21	EUR	19,980,000	60,198	114,363
Pay	6-month EUR-EURIBOR	Semi-Annual	0.750	Annual	06/15/23	EUR	15,690,000	114,877	105,172
Pay	6-month EUR-EURIBOR	Semi-Annual	0.500	Annual	09/19/23	EUR	12,490,000	132,368	94,191
Pay	6-month GBP-LIBOR	Semi-Annual	1.000	Semi-Annual	09/19/20	GBP	7,220,000	(14,951)	2,047
Pay	6-month GBP-LIBOR	Semi-Annual	1.200	Semi-Annual	11/21/23	GBP	5,100,000	(56,329)	18,222
Pay	3-month NOK-NIBOR	Quarterly	1.450	Annual	09/19/20	NOK	36,530,000	1,731	(655)
Pay	6-month NOK-NIBOR	Semi-Annual	1.600	Annual	09/19/20	NOK	34,830,000	8,103	1,816
Pay	3-month SEK-STIBOR	Quarterly	(0.330)	Annual	09/15/18	SEK	61,360,000	953	(158)
Pay	3-month USD-LIBOR	Quarterly	2.139	Semi-Annual	11/20/20	USD	31,040,000	(460,462)	(416,740)
Pay	3-month USD-LIBOR	Quarterly	2.250	Semi-Annual	09/19/23	USD	14,490,000	(441,990)	42,467
Pay	3-month USD-LIBOR	Quarterly	2.750	Semi-Annual	12/21/27	USD	4,600,000	(40,227)	26,388
Pay	3-month USD-LIBOR	Quarterly	2.750	Semi-Annual	06/16/37	USD	970,000	(18,026)	7,927
Pay	3-month USD-LIBOR	Quarterly	2.500	Semi-Annual	06/17/47	USD	640,000	(12,294)	4,279
Pay	3-month USD-LIBOR	Quarterly	3.000	Semi-Annual	06/15/48	USD	8,230,000	66,660	61,754
Receive	6-month AUD-BBSW	Semi-Annual	3.500	Semi-Annual	12/21/27	AUD	1,900,000	(20,738)	(3,455)
Receive	3-month CAD-CDOR	Semi-Annual	2.250	Semi-Annual	09/19/23	CAD	410,000	3,443	266
Receive	6-month EUR-EURIBOR	Semi-Annual	0.100	Annual	10/15/20	EUR	1,390,000	(7,718)	(6)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.500	Annual	06/21/28	EUR	1,170,000	699	(8,234)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.000	Annual	09/19/28	EUR	180,000	(1,591)	(553)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.500	Annual	09/19/38	EUR	3,040,000	(55,230)	(56,141)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.500	Annual	09/19/48	EUR	790,000	(6,867)	(19,681)
Receive	6-month GBP-LIBOR	Semi-Annual	1.250	Semi-Annual	09/19/23	GBP	10,720,000	62,804	(9,160)
Receive	6-month GBP-LIBOR	Semi-Annual	1.500	Semi-Annual	09/19/28	GBP	640,000	3,997	(2,421)

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	6-month GBP-LIBOR	Semi-Annual	1.400%	Semi-Annual	11/21/28	GBP	3,080,000	$64,669	$(13,367)
Receive	6-month GBP-LIBOR	Semi-Annual	1.750	Semi-Annual	12/14/37	GBP	3,840,000	19,478	11,312
Receive	6-month JPY-LIBOR	Semi-Annual	1.250	Semi-Annual	06/14/38	JPY	29,160,000	(4,840)	(2,670)
Receive	6-month JPY-LIBOR	Semi-Annual	1.500	Semi-Annual	06/16/48	JPY	30,760,000	(6,409)	(291)
Receive	6-month JPY-LIBOR	Semi-Annual	1.000	Semi-Annual	09/19/48	JPY	194,560,000	(74,455)	(14,568)
Receive	3-month NZD-BBR-FRA	Quarterly	2.750	Semi-Annual	09/19/23	NZD	2,490,000	(12,860)	(16,858)
Receive	3-month NZD-BBR-FRA	Quarterly	4.000	Semi-Annual	06/21/28	NZD	1,570,000	(17,687)	(18,596)
Receive	3-month NZD-BBR-FRA	Quarterly	3.250	Semi-Annual	09/19/28	NZD	2,400,000	(26,823)	(28,051)
Receive	6-month PLZ-WIBOR	Semi-Annual	2.550	Annual	03/21/23	PLN	6,130,000	(10,338)	(14,939)
Receive	3-month SEK-STIBOR	Quarterly	0.100	Annual	09/19/20	SEK	148,930,000	(63,309)	(25,784)
Receive	3-month SEK-STIBOR	Quarterly	0.500	Annual	12/16/21	SEK	158,690,000	(33,480)	(117,431)
Receive	3-month SEK-STIBOR	Quarterly	0.500	Annual	09/19/22	SEK	62,270,000	(54,846)	(42,047)
Receive	3-month SEK-STIBOR	Quarterly	0.750	Annual	09/19/23	SEK	152,580,000	(223,994)	(112,932)
Receive	3-month SEK-STIBOR	Quarterly	2.000	Annual	11/02/27	SEK	17,590,000	(22,954)	(23,281)
Receive	3-month SEK-STIBOR	Quarterly	2.250	Annual	12/21/27	SEK	22,420,000	(55,159)	(10,216)
Receive	3-month SEK-STIBOR	Quarterly	1.250	Annual	09/19/28	SEK	10,040,000	(7,457)	(18,984)
Receive	3-month USD-LIBOR	Quarterly	2.275	Semi-Annual	11/20/23	USD	13,450,000	402,839	380,480
Receive	3-month USD-LIBOR	Quarterly	2.882	Semi-Annual	02/28/25	USD	6,210,000	1,775	(41,782)
Receive	3-month USD-LIBOR	Quarterly	2.500	Semi-Annual	09/19/28	USD	190,000	7,324	(2,049)
								$(811,544)	$(67,130)

At June 30, 2018, the following over-the-counter-total return swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Pay/Receive Floating Rate	Reference Entity	Reference Entity Payment Frequency	Floating Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	Arab Republic of Egypt Treasury Bill	At Maturity	0.000	At Maturity	Citibank N.A.	10/11/18	USD 123,591	$(247,182)	$(247,182)	$—
								$(247,182)	$(247,182)	$—

The following sales commitments were held by the VY® Goldman Sachs Bond Portfolio at June 30, 2018:

Principal Amount	Description	Contractual Settlement Date	Fair Value
$(5,000,000)	Ginnie Mae, 4.000%, due 07/1/44	07/19/18	$(5,123,731)
	Total Sales Commitments Proceeds receivable $(5,111,797)		$(5,123,731)

Currency AbbreviationsARS — Argentine Peso

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CNH — Chinese Offshore Yuan
COP — Colombian Peso
CZK — Czech Koruna
EUR — EU Euro
GBP — British Pound
HKD — Hong Kong Sar Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
INR — Indian Rupee
JPY — Japanese Yen
KRW — South Korean Won

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

MXN — Mexican Peso
NOK — Norwegian Krone
NZD — New Zealand Dollar
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TRY — Turkish Lira
TWD — Taiwan New Dollar
USD — United States Dollar
ZAR — South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$788,493
Interest rate contracts	Net Assets- Unrealized appreciation*	458,373
Credit contracts	Net Assets- Unrealized appreciation**	13,022
Interest rate contracts	Net Assets- Unrealized appreciation**	953,921
Credit contracts	Upfront payments paid on swap agreements	31,355
Total Asset Derivatives		$2,245,164
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,778,900
Interest rate contracts	Net Assets- Unrealized depreciation*	41,538
Credit contracts	Net Assets- Unrealized depreciation**	10,050
Interest rate contracts	Net Assets- Unrealized depreciation**	1,021,050
Credit contracts	Upfront payments received on OTC swap agreements	1,277
Credit contracts	Unrealized depreciation on OTC swap agreements	161,623
Interest rate contracts	Upfront payments received on OTC swap agreements	247,182
Total Liability Derivatives		$3,261,620

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.
**	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments. Only current day’s variation margin receivable/payable is shown on the Statement of Assets and Liabiliites.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Swaps	Total
Credit contracts	$—	$—	$(163,159)	$(163,159)
Foreign exchange contracts	(780,787)	—	—	(780,787)
Interest rate contracts	—	(1,242,778)	29,988	(1,212,790)
Total	$(780,787)	$(1,242,778)	$(133,171)	$(2,156,736)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Swaps	Total
Credit contracts	$—	$—	$276,890	$276,890
Foreign exchange contracts	(1,465,415)	—	—	(1,465,415)
Interest rate contracts	—	379,293	218,699	597,992
Total	$(1,465,415)	$379,293	$495,589	$(590,533)

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2018:

	Bank of America N.A.	Barclays Bank PLC	Citibank N.A.	Credit Suisse International	Deutsche Bank AG	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC	RBC Europe Limited	State Street Bank and Trust Co.	UBS AG	Totals
Assets:
Forward foreign currency contracts	$126,133	$97,801	$118,432		$36,676	$71,255	$187,403	$17,761	$89,059	$43,973	$788,493
Total Assets	$126,133	$97,801	$118,432	$—	$36,676	$71,255	$187,403	$17,761	$89,059	$43,973	$788,493

Liabilities:
Forward foreign currency contracts	$260,352	$308,237	$256,225	$1,538	$391,134	$260,912	$190,590	$77,262	$11,105	$21,545	$1,778,900
OTC credit default swaps	—	59,343	38,346	—	28,892	4,964	—	—	—	—	131,545
OTC total return swaps	—	—	247,182	—	—	—	—	—	—	—	247,182
Total Liabilities	$260,352	$367,580	$541,753	$1,538	$420,026	$265,876	$190,590	$77,262	$11,105	$21,545	$2,157,627

Net OTC derivative instruments by counterparty, at fair value	$(134,219)	$(269,779)	$(423,321)	$(1,538)	$(383,350)	$(194,621)	$(3,187)	$(59,501)	$77,954	$22,428	$(1,369,134)

Total collateral pledged by the Portfolio/(Received from counterparty)	$90,000	$250,000	$180,000	$—	$230,000	$80,000	$—	$—	$—	$—	$830,000

Net Exposure(1)	$(44,219)	$(19,779)	$(243,321)	$(1,538)	$(153,350)	$(114,621)	$(3,187)	$(59,501)	$77,954	$22,428	$(539,134)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $247,580,332.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$3,294,035
Gross Unrealized Depreciation	(6,744,804)
Net Unrealized Depreciation	$(3,450,769)

See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-VIT3AIS (0618-082318)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Complete schedule of investments filed herein.

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 29.8%
		Basic Materials: 1.3%
150,000	(1)	Glencore Funding LLC, 4.125%, 05/30/2023	149,836	0.1
199,000	(1)	Glencore Funding LLC, 4.625%, 04/29/2024	200,502	0.1
225,000		LyondellBasell Industries NV, 5.000%, 04/15/2019	227,256	0.1
75,000		Sherwin-Williams Co/The, 2.750%, 06/01/2022	72,656	0.0
75,000		Sherwin-Williams Co/The, 3.125%, 06/01/2024	71,701	0.0
200,000		Sherwin-Williams Co/The, 3.450%, 06/01/2027	189,128	0.1
125,000		Sherwin-Williams Co/The, 4.500%, 06/01/2047	119,675	0.1
475,000	(1)	Syngenta Finance NV, 3.698%, 04/24/2020	473,463	0.2
495,000	(1)	Syngenta Finance NV, 3.933%, 04/23/2021	494,034	0.2
325,000	(1)	Syngenta Finance NV, 4.892%, 04/24/2025	319,019	0.2
375,000	(1)	WR Grace & Co-Conn, 5.125%, 10/01/2021	384,375	0.2
			2,701,645	1.3

		Communications: 4.1%
550,000		21st Century Fox America, Inc., 4.000%, 10/01/2023	557,643	0.3
100,000		21st Century Fox America, Inc., 6.150%, 03/01/2037	117,563	0.1
150,000		Amazon.com, Inc., 3.875%, 08/22/2037	146,805	0.1
425,000		AT&T, Inc., 3.000%, 06/30/2022	412,369	0.2
325,000		AT&T, Inc., 3.800%, 03/15/2022	325,747	0.2
525,000		AT&T, Inc., 4.250%, 03/01/2027	514,787	0.2
175,000		AT&T, Inc., 5.150%, 03/15/2042	166,201	0.1
100,000		AT&T, Inc., 5.450%, 03/01/2047	98,437	0.0
500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/2020	500,171	0.2
350,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	354,213	0.2
300,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.500%, 02/01/2024	299,958	0.1
350,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	353,865	0.2
200,000		Expedia Group, Inc., 3.800%, 02/15/2028	183,438	0.1
293,000		NBCUniversal Media, LLC, 4.450%, 01/15/2043	277,377	0.1
230,000		Nokia OYJ, 4.375%, 06/12/2027	216,775	0.1
200,000		Sprint Corp., 7.625%, 03/01/2026	204,250	0.1
175,000		Sprint Corp., 7.875%, 09/15/2023	181,891	0.1
350,000		Telefonica Emisiones SAU, 5.462%, 02/16/2021	366,496	0.2
275,000		Time Warner Cable LLC, 4.125%, 02/15/2021	276,537	0.1
50,000		Time Warner Cable LLC, 5.875%, 11/15/2040	49,034	0.0
25,000		Verizon Communications, Inc., 4.125%, 08/15/2046	21,422	0.0
1,566,000	(1)	Verizon Communications, Inc., 4.329%, 09/21/2028	1,555,191	0.7
417,000		Verizon Communications, Inc., 5.012%, 04/15/2049	407,339	0.2
150,000		Verizon Communications, Inc., 5.250%, 03/16/2037	154,415	0.1
600,000		Vodafone Group PLC, 3.750%, 01/16/2024	595,383	0.3
350,000	(1)	Wind Tre SpA, 5.000%, 01/20/2026	279,199	0.1
			8,616,506	4.1

		Consumer, Cyclical: 0.4%
300,000		Dollar Tree, Inc., 4.000%, 05/15/2025	293,572	0.1
300,000		MGM Resorts International, 6.625%, 12/15/2021	316,500	0.2
150,000		Walmart, Inc., 4.050%, 06/29/2048	150,489	0.1
			760,561	0.4

		Consumer, Non-cyclical: 3.5%
150,000		Aetna, Inc., 2.800%, 06/15/2023	143,161	0.1
150,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/2036	152,376	0.1

See Accompanying Notes to Financial Statements

1

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Consumer, Non-cyclical: (continued)
	250,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/2046	258,010	0.1
	800,000		Anheuser-Busch InBev Worldwide, Inc., 4.000%, 04/13/2028	799,423	0.4
	100,000		Anheuser-Busch InBev Worldwide, Inc., 4.600%, 04/15/2048	98,444	0.1
	100,000	(1)	Bacardi Ltd., 5.300%, 05/15/2048	95,251	0.0
	345,000	(1)	BAT Capital Corp., 3.222%, 08/15/2024	327,105	0.2
	350,000	(1)	Bayer US Finance II LLC, 3.875%, 12/15/2023	350,310	0.2
	725,000	(1)	Bayer US Finance II LLC, 4.250%, 12/15/2025	730,304	0.4
	500,000	(1)	Bayer US Finance II LLC, 4.375%, 12/15/2028	501,784	0.2
	525,000		Becton Dickinson and Co., 2.894%, 06/06/2022	508,120	0.2
	475,000		Becton Dickinson and Co., 3.209%, (US0003M + 0.875%), 12/29/2020	475,888	0.2
	100,000		Becton Dickinson and Co., 3.363%, 06/06/2024	96,147	0.0
	75,000		Becton Dickinson and Co., 4.669%, 06/06/2047	72,706	0.0
	225,000		Becton Dickinson and Co., 4.685%, 12/15/2044	218,732	0.1
	800,000		CVS Health Corp., 3.375%, 08/12/2024	772,989	0.4
	275,000		CVS Health Corp., 3.500%, 07/20/2022	273,042	0.1
	100,000		CVS Health Corp., 3.875%, 07/20/2025	97,899	0.1
	350,000		CVS Health Corp., 5.050%, 03/25/2048	354,852	0.2
	75,000		CVS Health Corp., 5.125%, 07/20/2045	76,215	0.0
	275,000	(1)	Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	276,327	0.1
	375,000		Reynolds American, Inc., 4.450%, 06/12/2025	377,418	0.2
	100,000		Thermo Fisher Scientific, Inc., 3.000%, 04/15/2023	97,304	0.0
	200,000	(1)	Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/2024	209,938	0.1
				7,363,745	3.5

			Energy: 3.7%
	550,000		Anadarko Petroleum Corp., 3.450%, 07/15/2024	530,502	0.3
	100,000		Anadarko Petroleum Corp., 5.550%, 03/15/2026	107,303	0.1
	349,000		Buckeye Partners L.P., 4.875%, 02/01/2021	356,706	0.2
	275,000		Canadian Natural Resources Ltd.., 3.850%, 06/01/2027	268,674	0.1
	200,000		Concho Resources, Inc., 4.300%, 08/15/2028	200,139	0.1
	425,000		Continental Resources, Inc./OK, 4.500%, 04/15/2023	432,007	0.2
	180,000		Devon Energy Corp., 4.750%, 05/15/2042	176,218	0.1
	82,000		Devon Energy Corp., 5.600%, 07/15/2041	88,681	0.0
	125,000		Energy Transfer Partners L.P., 4.650%, 06/01/2021	128,077	0.1
	125,000		Energy Transfer Partners L.P., 5.300%, 04/15/2047	114,675	0.1
	300,000		Energy Transfer Partners L.P., 4.200%, 09/15/2023	299,828	0.1
	475,000	(2)	Enterprise Products Operating L.P., 6.066%, 08/01/2066	476,781	0.2
	425,000		EQT Midstream Partners L.P., 4.750%, 07/15/2023	424,641	0.2
	275,000		Kinder Morgan Energy Partners L.P., 3.500%, 09/01/2023	267,833	0.1
	250,000		Marathon Oil Corp., 4.400%, 07/15/2027	251,247	0.1
	175,000		MPLX L.P., 4.500%, 04/15/2038	162,046	0.1
	100,000		MPLX L.P., 4.700%, 04/15/2048	93,151	0.0
	1,840,000	(3)	Petroleos de Venezuela SA, 0.000%, 10/28/2022	340,400	0.2
EUR	220,000		Petroleos Mexicanos, 5.125%, 03/15/2023	282,171	0.1
	100,000		Petroleos Mexicanos, 6.500%, 03/13/2027	102,425	0.0
	350,000		Phillips 66, 3.900%, 03/15/2028	342,138	0.2
	100,000		Pioneer Natural Resources Co., 3.950%, 07/15/2022	101,204	0.0
	200,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/2022	196,171	0.1
	100,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.850%, 10/15/2023	97,542	0.0
	425,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/2026	416,597	0.2
	250,000		Reliance Industries Ltd., 4.125%, 01/28/2025	243,708	0.1

See Accompanying Notes to Financial Statements

2

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Energy: (continued)
	325,000		Sabine Pass Liquefaction LLC, 5.625%, 03/01/2025	346,064	0.2
	100,000		Sabine Pass Liquefaction LLC, 6.250%, 03/15/2022	107,634	0.1
	580,000		Williams Partners L.P., 3.600%, 03/15/2022	577,508	0.3
	200,000		Williams Partners L.P., 3.900%, 01/15/2025	195,327	0.1
				7,727,398	3.7

			Financial: 13.5%
	275,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.300%, 01/23/2023	264,516	0.1
	450,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.625%, 07/01/2022	459,175	0.2
	375,000		American Campus Communities Operating Partnership L.P., 3.750%, 04/15/2023	373,278	0.2
	107,000		American Homes 4 Rent L.P., 4.250%, 02/15/2028	102,630	0.1
	175,000		American International Group, Inc., 4.200%, 04/01/2028	171,239	0.1
	200,000		American Tower Corp., 3.400%, 02/15/2019	200,570	0.1
	125,000	(1)	AXA Equitable Holdings, Inc., 3.900%, 04/20/2023	124,108	0.1
	50,000	(1)	AXA Equitable Holdings, Inc., 4.350%, 04/20/2028	47,873	0.0
	200,000		Banco Santander SA, 3.125%, 02/23/2023	189,922	0.1
	200,000		Banco Santander SA, 4.250%, 04/11/2027	190,375	0.1
	200,000		Banco Santander SA, 4.379%, 04/12/2028	191,524	0.1
	675,000		Bank of America Corp., 3.248%, 10/21/2027	629,575	0.3
	193,000	(2)	Bank of America Corp., 3.419%, 12/20/2028	181,887	0.1
	75,000		Bank of America Corp., 4.183%, 11/25/2027	73,154	0.0
	217,000		Bank of America Corp., 4.000%, 04/01/2024	218,983	0.1
	250,000		Bank of America Corp., 4.450%, 03/03/2026	250,939	0.1
	100,000		Bank of America Corp., 6.110%, 01/29/2037	115,134	0.1
	200,000	(2)	Barclays PLC, 6.625%, 12/31/2199	200,591	0.1
	375,000	(1)	BNP Paribas SA, 3.375%, 01/09/2025	354,703	0.2
	550,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	536,482	0.3
	200,000		China Evergrande Group, 8.750%, 06/28/2025	176,377	0.1
	550,000		CIT Group, Inc., 5.250%, 03/07/2025	555,500	0.3
	575,000		Citibank NA, 3.050%, 05/01/2020	574,921	0.3
	250,000		Citigroup, Inc., 4.125%, 07/25/2028	239,541	0.1
	225,000		Citigroup, Inc., 4.600%, 03/09/2026	224,965	0.1
EGP	13,900,000	(1),(4)	Citigroup Global Markets Holdings, Inc./United States, 0.000%, 01/17/2019	706,390	0.3
	300,000		Cooperatieve Rabobank UA/NY, 2.792%, (US0003M + 0.430%), 04/26/2021	300,344	0.1
	375,000		Cooperatieve Rabobank UA/NY, 3.125%, 04/26/2021	373,685	0.2
	200,000		Credit Agricole SA, 4.375%, 03/17/2025	193,772	0.1
	200,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	213,197	0.1
	250,000		Credit Suisse Group Funding Guernsey Ltd., 4.550%, 04/17/2026	250,305	0.1
	425,000		Crown Castle International Corp., 3.150%, 07/15/2023	406,941	0.2
	50,000		Crown Castle International Corp., 3.650%, 09/01/2027	46,579	0.0
	100,000		Deutsche Bank AG/London, 2.500%, 02/13/2019	99,321	0.1
	525,000		Deutsche Bank AG/New York NY, 2.700%, 07/13/2020	510,816	0.2
	125,000	(1)	Great-West Lifeco Finance 2018 L.P., 4.047%, 05/17/2028	126,082	0.1
	50,000		Hartford Financial Services Group, Inc./The, 5.125%, 04/15/2022	52,890	0.0
	450,000	(2)	HSBC Holdings PLC, 3.262%, 03/13/2023	440,946	0.2
	200,000		HSBC Holdings PLC, 3.326%, (US0003M + 1.000%), 05/18/2024	199,559	0.1
	325,000		Huntington Bancshares, Inc./OH, 4.000%, 05/15/2025	326,374	0.2
	500,000	(2)	ING Bank NV, 4.125%, 11/21/2023	501,572	0.2
	550,000	(1)	Intesa Sanpaolo SpA, 3.375%, 01/12/2023	505,917	0.2
	25,000		Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.150%, 01/23/2030	22,100	0.0
	525,000		JPMorgan Chase & Co., 2.950%, 10/01/2026	488,020	0.2
	375,000		JPMorgan Chase & Co., 2.972%, 01/15/2023	365,347	0.2
	525,000	(2)	JPMorgan Chase & Co., 3.509%, 01/23/2029	498,460	0.2

See Accompanying Notes to Financial Statements

3

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
400,000	(2)	JPMorgan Chase & Co., 3.782%, 02/01/2028	389,995	0.2
200,000		Kaisa Group Holdings Ltd., 8.500%, 06/30/2022	160,250	0.1
1,700,000		Kreditanstalt fuer Wiederaufbau, 1.125%, 08/06/2018	1,698,408	0.8
4,270,000		Kreditanstalt fuer Wiederaufbau, 1.500%, 09/09/2019	4,217,496	2.0
50,000		MetLife, Inc., 4.050%, 03/01/2045	46,510	0.0
202,000		Mitsubishi UFJ Financial Group, Inc., 2.950%, 03/01/2021	199,882	0.1
800,000		Morgan Stanley, 3.700%, 10/23/2024	790,119	0.4
275,000	(2)	Morgan Stanley, 3.737%, 04/24/2024	273,561	0.1
1,000,000		Morgan Stanley, 3.759%, (US0003M + 1.400%), 10/24/2023	1,023,494	0.5
25,000		Morgan Stanley, 4.000%, 07/23/2025	24,939	0.0
200,000	(1)	Northwestern Mutual Life Insurance Co/The, 3.850%, 09/30/2047	183,442	0.1
200,000		Prudential Financial, Inc., 3.878%, 03/27/2028	197,995	0.1
350,000		Royal Bank of Canada, 2.749%, (US0003M + 0.390%), 04/30/2021	350,024	0.2
325,000		Royal Bank of Canada, 3.200%, 04/30/2021	324,966	0.2
425,000	(2)	Royal Bank of Scotland Group PLC, 3.498%, 05/15/2023	411,955	0.2
325,000	(2)	Royal Bank of Scotland Group PLC, 4.519%, 06/25/2024	325,482	0.2
450,000		Santander Holdings USA, Inc., 2.650%, 04/17/2020	446,213	0.2
250,000	(1)	Sumitomo Mitsui Financial Group, Inc., 4.436%, 04/02/2024	252,906	0.1
500,000	(2)	SunTrust Bank/Atlanta GA, 2.590%, 01/29/2021	495,815	0.2
25,000		Synchrony Financial, 4.250%, 08/15/2024	24,530	0.0
563,000		Synchrony Financial, 4.500%, 07/23/2025	553,588	0.3
425,000		TD Ameritrade Holding Corp., 2.950%, 04/01/2022	417,354	0.2
100,000	(1)	Teachers Insurance & Annuity Association of America, 4.900%, 09/15/2044	105,423	0.1
225,000	(1)	UBS Group Funding Switzerland AG, 3.000%, 04/15/2021	221,633	0.1
200,000	(1),(5)	UniCredit SpA, 4.625%, 04/12/2027	186,196	0.1
300,000		VEREIT Operating Partnership L.P., 3.000%, 02/06/2019	299,901	0.1
250,000		VEREIT Operating Partnership L.P., 4.125%, 06/01/2021	253,556	0.1
750,000		Wells Fargo & Co., 3.000%, 10/23/2026	693,001	0.3
150,000	(2)	Westpac Banking Corp., 4.322%, 11/23/2031	144,727	0.1
100,000		XLIT Ltd., 4.450%, 03/31/2025	98,502	0.0
			28,088,442	13.5

		Industrial: 1.3%
175,000		General Dynamics Corp., 2.736%, (US0003M + 0.380%), 05/11/2021	175,682	0.1
325,000		General Dynamics Corp., 3.000%, 05/11/2021	324,064	0.2
100,000		General Dynamics Corp., 3.375%, 05/15/2023	100,234	0.0
425,000		Northrop Grumman Corp., 2.930%, 01/15/2025	403,997	0.2
650,000		Northrop Grumman Corp., 3.250%, 01/15/2028	612,785	0.3
175,000		Oshkosh Corp., 4.600%, 05/15/2028	175,000	0.1
300,000	(1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 3.375%, 02/01/2022	295,866	0.1
375,000	(1)	Sealed Air Corp., 5.250%, 04/01/2023	384,375	0.2
275,000		Union Pacific Corp., 3.950%, 09/10/2028	276,764	0.1
			2,748,767	1.3

		Technology: 0.9%
175,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.650%, 01/15/2023	164,924	0.1
450,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.000%, 01/15/2022	437,948	0.2
150,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	157,040	0.1
200,000		Hewlett Packard Enterprise Co., 4.900%, 10/15/2025	204,381	0.1
225,000	(1)	Microchip Technology, Inc., 3.922%, 06/01/2021	225,510	0.1
400,000		Microsoft Corp., 3.125%, 11/03/2025	393,217	0.2

See Accompanying Notes to Financial Statements

4

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
225,000		Oracle Corp., 4.000%, 07/15/2046	212,648	0.1
			1,795,668	0.9

		Utilities: 1.1%
125,000	(1)	Alliant Energy Finance LLC, 3.750%, 06/15/2023	125,074	0.1
50,000	(1)	Alliant Energy Finance LLC, 4.250%, 06/15/2028	50,067	0.0
175,000		Berkshire Hathaway Energy Co., 3.250%, 04/15/2028	166,571	0.1
175,000		Duke Energy Carolinas LLC, 3.950%, 03/15/2048	170,126	0.1
425,000		Duke Energy Corp., 3.150%, 08/15/2027	395,101	0.2
175,000		Florida Power & Light Co., 3.950%, 03/01/2048	171,987	0.1
225,000	(1)	NiSource, Inc., 3.650%, 06/15/2023	224,945	0.1
100,000		Pacific Gas & Electric Co., 3.300%, 03/15/2027	90,517	0.0
125,000		Pacific Gas & Electric Co., 4.000%, 12/01/2046	108,155	0.0
75,000		Pacific Gas & Electric Co., 6.050%, 03/01/2034	81,199	0.0
400,000		Sempra Energy, 2.848%, (US0003M + 0.500%), 01/15/2021	400,233	0.2
380,000		Southern Co/The, 3.250%, 07/01/2026	357,190	0.2
			2,341,165	1.1

	Total Corporate Bonds/Notes (Cost $63,717,470)		62,143,897	29.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.4%
251,357		CHL Mortgage Pass-Through Trust 2005-25 A12, 5.500%, 11/25/2035	225,993	0.1
535,068	(6)	Fannie Mae 2013-130 SN, 4.559%, (-1.000*US0001M + 6.650%), 10/25/2042	80,794	0.1
298,920	(6)	Fannie Mae REMIC Trust 2011-124 SC, 4.459%, (-1.000*US0001M + 6.550%), 12/25/2041	47,659	0.0
283,841	(6)	Fannie Mae REMIC Trust 2013-131 SA, 4.009%, (-1.000*US0001M + 6.100%), 12/25/2043	36,784	0.0
511,131	(6)	Fannie Mae REMIC Trust 2013-96 SY, 4.059%, (-1.000*US0001M + 6.150%), 07/25/2042	69,884	0.0
345,408	(6)	Fannie Mae REMIC Trust 2014-87 MS, 4.159%, (-1.000*US0001M + 6.250%), 01/25/2045	46,580	0.0
471,692	(6)	Fannie Mae REMIC Trust 2015-79 SA, 4.159%, (-1.000*US0001M + 6.250%), 11/25/2045	63,649	0.0
853,389	(6)	Freddie Mac 4583 ST, 3.927%, (-1.000*US0001M + 6.000%), 05/15/2046	140,336	0.1
1,987,601	(6)	Freddie Mac 4596 CS, 4.027%, (-1.000*US0001M + 6.100%), 06/15/2046	257,050	0.1
482,145	(6)	Freddie Mac REMIC Trust 4320 SD, 4.027%, (-1.000*US0001M + 6.100%), 07/15/2039	61,768	0.0
325,034	(6)	Freddie Mac Strips Series 304 C45, 3.000%, 12/15/2027	28,044	0.0
350,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA2 M3, 6.741%, (US0001M + 4.650%), 10/25/2028	404,203	0.2
1,166,146	(6)	Ginnie Mae 2015-111 IM, 4.000%, 08/20/2045	198,019	0.1
495,705	(6)	Ginnie Mae 2015-119 SN, 4.166%, (-1.000*US0001M + 6.250%), 08/20/2045	75,384	0.1
456,785	(6)	Ginnie Mae 2016-138 GI, 4.000%, 10/20/2046	83,808	0.1
345,610	(6)	Ginnie Mae Series 2010-20 SE, 4.166%, (-1.000*US0001M + 6.250%), 02/20/2040	51,402	0.0
206,873	(6)	Ginnie Mae Series 2010-31 SA, 3.666%, (-1.000*US0001M + 5.750%), 03/20/2040	26,467	0.0
135,043	(6)	Ginnie Mae Series 2012-149 MS, 4.166%, (-1.000*US0001M + 6.250%), 12/20/2042	19,558	0.0
76,136	(6)	Ginnie Mae Series 2013-134 DS, 4.016%, (-1.000*US0001M + 6.100%), 09/20/2043	10,798	0.0
222,737	(6)	Ginnie Mae Series 2013-152 SG, 4.066%, (-1.000*US0001M + 6.150%), 06/20/2043	31,448	0.0
502,766	(6)	Ginnie Mae Series 2013-181 SA, 4.016%, (-1.000*US0001M + 6.100%), 11/20/2043	72,605	0.0
529,255	(6)	Ginnie Mae Series 2013-183 NI, 4.500%, 10/20/2042	65,124	0.0

See Accompanying Notes to Financial Statements

5

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	738,054	(6)	Ginnie Mae Series 2014-132 SL, 4.016%, (-1.000*US0001M + 6.100%), 10/20/2043	96,880	0.1
	364,124	(6)	Ginnie Mae Series 2014-133 BS, 3.516%, (-1.000*US0001M + 5.600%), 09/20/2044	43,388	0.0
	86,784	(6)	Ginnie Mae Series 2014-41 SA, 4.016%, (-1.000*US0001M + 6.100%), 03/20/2044	12,761	0.0
	783,688	(6)	Ginnie Mae Series 2015-110 MS, 3.626%, (-1.000*US0001M + 5.710%), 08/20/2045	101,592	0.1
	229,639	(6)	Ginnie Mae Series 2015-126 HS, 4.116%, (-1.000*US0001M + 6.200%), 09/20/2045	33,486	0.0
	234,873	(6)	Ginnie Mae Series 2015-159 HS, 4.116%, (-1.000*US0001M + 6.200%), 11/20/2045	34,522	0.0
	991,763	(6)	Ginnie Mae Series 2015-95 GI, 4.500%, 07/16/2045	208,812	0.1
	510,718	(6)	Ginnie Mae Series 2016-27 IA, 4.000%, 06/20/2045	78,875	0.1
	543,689	(6)	Ginnie Mae Series 2016-4 SM, 3.566%, (-1.000*US0001M + 5.650%), 01/20/2046	66,259	0.0
GBP	344,120		Harben Finance 2017-1X A Plc, 1.423%, (BP0003M + 0.800%), 08/20/2056	456,090	0.2
GBP	653,341		London Wall Mortgage Capital PLC 2017-FL1 A, 1.490%, (BP0003M + 0.850%), 11/15/2049	863,317	0.4
EUR	370,607	(1),(7)	Magnolia Finance XI DAC, 2.750%, (EUR003M + 2.750%), 04/20/2020	431,498	0.2
GBP	142,717		Ripon Mortgages PLC 1X A1, 1.423%, (BP0003M + 0.800%), 08/20/2056	189,190	0.1
GBP	1,230,937		Ripon Mortgages PLC 1X A2, 1.423%, (BP0003M + 0.800%), 08/20/2056	1,631,742	0.8
	246,127	(1),(7)	Station Place Securitization Trust 2015-2 A, 2.607%, (US0001M + 1.050%), 07/15/2019	246,127	0.1
	625,229		WaMu Mortgage Pass-Through Certificates Series 2006-AR9 1A, 2.558%, (12MTA + 1.000%), 08/25/2046	590,079	0.3

		Total Collateralized Mortgage Obligations (Cost $7,344,545)		7,181,975	3.4

MUNICIPAL BONDS: 1.2%
			California: 0.5%
	350,000		Bay Area Toll Authority, 7.043%, 04/01/2050	513,383	0.3
	400,000		East Bay Municipal Utility District Water System Revenue, 5.874%, 06/01/2040	508,428	0.2
				1,021,811	0.5

			Illinois: 0.3%
	465,000		State of Illinois, 5.100%, 06/01/2033	440,792	0.2
	55,000		State of Illinois, 6.630%, 02/01/2035	58,368	0.0
	120,000		State of Illinois, 7.350%, 07/01/2035	134,192	0.1
				633,352	0.3

			Minnesota: 0.1%
	176,166		Northstar Education Finance, Inc., 1.414%, (US0003M + 0.100%), 04/28/2030	175,187	0.1

			Puerto Rico: 0.3%
	15,000	(3)	Commonwealth of Puerto Rico, 5.750%, 07/01/2038	6,412	0.0
	100,000	(3)	Commonwealth of Puerto Rico, 6.000%, 07/01/2039	42,750	0.0
	175,000	(3)	Commonwealth of Puerto Rico, 8.000%, 07/01/2035	71,312	0.1
	10,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.850%, 08/01/2036	8,438	0.0
	5,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.000%, 08/01/2021	4,313	0.0
	35,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.000%, 08/01/2040	30,188	0.0
	90,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.000%, 08/01/2043	40,500	0.0
	20,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.000%, 08/01/2046	17,250	0.0
	50,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.250%, 08/01/2040	43,125	0.0
	25,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.375%, 08/01/2038	11,250	0.0
	75,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.500%, 08/01/2037	33,750	0.0

See Accompanying Notes to Financial Statements

6

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
MUNICIPAL BONDS: (continued)
			Puerto Rico: (continued)
	40,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.750%, 08/01/2037	18,000	0.0
	5,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.750%, 08/01/2057	4,313	0.0
	20,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.050%, 08/01/2037	17,225	0.0
	10,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.050%, 08/01/2039	8,612	0.0
	5,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.130%, 08/01/2028	4,306	0.0
	5,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.130%, 08/01/2029	4,306	0.0
	20,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.130%, 08/01/2030	17,225	0.0
	15,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.130%, 08/01/2037	12,919	0.0
	35,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.130%, 08/01/2038	30,144	0.0
	65,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.000%, 08/01/2031	55,981	0.1
	15,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.000%, 08/01/2032	12,919	0.0
	40,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.000%, 08/01/2038	34,450	0.0
	150,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.000%, 08/01/2039	67,500	0.1
	35,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.750%, 08/01/2032	15,750	0.0
				612,938	0.3

		Total Municipal Bonds (Cost $2,396,255)		2,443,288	1.2

STRUCTURED PRODUCTS: 0.4%
EGP	4,890,000	(4)	Citigroup Global Markets, Arab Republic of Egypt Treasury Bill Credit-Linked Notes, 0.000%, 10/09/2018	260,874	0.1
EGP	5,000,000	(1),(4)	Citigroup Global Markets, Arab Republic of Egypt Treasury Bill Credit-Linked Notes, 0.000%, 11/01/2018	262,535	0.1
EGP	5,800,000	(4)	JPMorgan Chase Bank N.A., Arab Republic of Egypt Treasury Bill Credit-Linked Notes, 0.000%, 07/02/2019	290,178	0.2

		Total Structured Products (Cost $827,919)		813,587	0.4

U.S. TREASURY OBLIGATIONS: 15.5%
			U.S. Treasury Bonds: 2.5%
	2,640,000		2.750%, 11/15/2047	2,516,920	1.2
	2,650,000		2.875%, 11/15/2046	2,592,756	1.3
				5,109,676	2.5

			U.S. Treasury Notes: 12.3%
	5,390,000		2.000%, 11/15/2026	5,050,388	2.4
	9,040,000		2.125%, 07/31/2024	8,701,000	4.2
	5,900,000		2.125%, 09/30/2024	5,671,721	2.7
	3,110,000		2.125%, 11/30/2024	2,986,207	1.5
	1,700,000		2.250%, 02/15/2027	1,622,139	0.8
	1,490,000		2.875%, 04/30/2025	1,495,733	0.7
				25,527,188	12.3

			U.S. Treasury STRIP: 0.7%
	1,930,000	(4),(6),(8)	0.000%, 02/15/2036	1,139,280	0.5
	700,000	(4),(6),(8)	0.000%, 08/15/2036	407,149	0.2
				1,546,429	0.7

		Total U.S. Treasury Obligations (Cost $33,049,926)		32,183,293	15.5

U.S. GOVERNMENT AGENCY OBLIGATIONS: 28.4%
			Federal Home Loan Bank: 1.0%
	900,000		2.625%, 09/12/2025	875,911	0.4
	1,300,000		2.875%, 06/13/2025	1,285,476	0.6
				2,161,387	1.0

			Federal Home Loan Mortgage Corporation: 2.0%(9)
	84,237		4.000%, 02/01/2041	86,609	0.0
	48,364		4.000%, 02/01/2041	49,693	0.0
	4,000,000	(10)	4.000%, 07/01/2048	4,077,969	2.0
				4,214,271	2.0

			Federal National Mortgage Association: 14.7%(9)
	1,400,000		1.875%, 09/24/2026	1,280,866	0.6
	0		3.500%, 10/01/2042	–	–
	0		3.500%, 05/01/2046	–	–
	0		3.500%, 06/01/2046	–	–
	99,114		4.000%, 01/01/2046	101,159	0.1
	121,778		4.000%, 03/01/2046	124,287	0.1
	135,036		4.000%, 03/01/2046	137,808	0.1
	178,075		4.000%, 06/01/2046	181,754	0.1
	45,215		4.000%, 08/01/2046	46,147	0.0
	234,395		4.000%, 10/01/2046	239,225	0.1
	51,862		4.000%, 10/01/2046	52,931	0.0
	671,826		4.500%, 04/01/2045	709,696	0.3
	76,919		4.500%, 05/01/2045	81,140	0.0
	202,188		4.500%, 02/01/2046	210,772	0.1
	0		4.500%, 06/01/2046	–	–
	0		4.500%, 06/01/2047	–	–

See Accompanying Notes to Financial Statements

7

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
1,955,762		4.500%, 07/01/2047	2,040,981	1.0
981,242		4.500%, 10/01/2047	1,027,714	0.5
140,702		4.500%, 11/01/2047	146,884	0.1
844,177		4.500%, 12/01/2047	879,990	0.4
0		4.500%, 01/01/2048	–	–
1,000,001		4.500%, 04/01/2048	1,044,370	0.5
808,544		4.500%, 04/01/2048	842,845	0.4
520,446		4.500%, 05/01/2048	542,617	0.3
1,483,943		4.500%, 06/01/2048	1,549,673	0.7
1,000,000		4.500%, 06/01/2048	1,043,522	0.5
10,000,000	(10)	4.500%, 07/01/2048	10,413,476	5.0
7,000,000	(10)	5.000%, 07/01/2048	7,415,523	3.6
109,458		6.000%, 09/01/2035	119,945	0.1
46,780		6.000%, 09/01/2036	51,609	0.0
53,141		6.000%, 12/01/2036	58,134	0.0
83,863		6.000%, 07/01/2037	92,021	0.1
55,065		6.000%, 08/01/2038	60,215	0.0
			30,495,304	14.7

		Government National Mortgage Association: 10.7%
2,580,628		4.000%, 10/20/2043	2,673,508	1.3
6,000,000	(10)	4.000%, 08/01/2044	6,139,570	2.9
402,177		4.000%, 07/20/2045	415,460	0.2
299,513		4.000%, 08/20/2045	309,402	0.1
315,246		4.000%, 09/20/2045	325,656	0.2
1,031,649		4.000%, 10/20/2045	1,065,729	0.5
0		4.000%, 11/20/2045	–	–
0		4.000%, 02/20/2046	–	–
0		4.000%, 03/20/2046	–	–
0		4.000%, 04/20/2046	–	–
0		4.000%, 05/20/2046	–	–
0		4.000%, 05/20/2047	–	–
917,934		4.000%, 07/20/2047	945,164	0.5
0		4.000%, 08/20/2047	–	–
0		4.000%, 09/20/2047	–	–
10,000,000	(10)	4.500%, 07/01/2044	10,395,508	5.0
			22,269,997	10.7

	Total U.S. Government Agency Obligations (Cost $59,395,813)		59,140,959	28.4

COMMERCIAL MORTGAGE-BACKED SECURITIES: 0.7%
800,000	(1)	Exantas Capital Corp. 2018-RSO6 A Ltd., 2.791%, (US0001M + 0.830%), 06/15/2035	799,997	0.4
600,000	(1)	TPG Real Estate Finance 2018-FL-1 A Issuer Ltd., 2.823%, (US0001M + 0.750%), 02/15/2035	599,996	0.3

	Total Commercial Mortgage-Backed Securities (Cost $1,400,000)		1,399,993	0.7

ASSET-BACKED SECURITIES: 18.5%
		Other Asset-Backed Securities: 10.4%
1,050,000	(1)	BlueMountain CLO 2014-2A AR, 3.289%, (US0003M + 0.930%), 07/20/2026	1,050,091	0.5
1,000,000	(1)	Catamaran CLO 2013-1A AR Ltd., 3.216%, (US0003M + 0.850%), 01/27/2028	996,941	0.5
2,250,000	(1)	CBAM 2018-5A A Ltd., 3.322%, (US0003M + 1.020%), 04/17/2031	2,239,886	1.1
1,300,000	(1)	Crown Point CLO III Ltd. 2015-3A A1AR, 3.258%, (US0003M + 0.910%), 12/31/2027	1,299,986	0.6
1,050,000	(1)	Cutwater 2014-1A A1AR, 3.598%, (US0003M + 1.250%), 07/15/2026	1,050,151	0.5
1,100,000	(1)	Dryden XXVI Senior Loan Fund 2013-26A AR, 3.248%, (US0003M + 0.900%), 04/15/2029	1,095,508	0.5
800,000	(1)	Halcyon Loan Advisors Funding 2015-2A A, 3.750%, (US0003M + 1.390%), 07/25/2027	799,990	0.4
1,550,000	(1)	ICG US CLO 2014-1A A1R Ltd., 3.579%, (US0003M + 1.220%), 01/20/2030	1,550,927	0.7
1,600,000	(1)	Madison Park Funding XXX Ltd. 2018-30A A, 3.089%, (US0003M + 0.750%), 04/15/2029	1,582,824	0.8
1,050,000	(1)	OCP CLO 2015-9A A1R Ltd., 3.148%, (US0003M + 0.800%), 07/15/2027	1,048,356	0.5
2,000,000	(1)	OFSI Fund VII Ltd. 2014-7A AR, 3.255%, (US0003M + 0.900%), 10/18/2026	1,999,976	1.0
350,000	(1)	Ready Capital Mortgage Financing 2018-FL2 A LLC, 2.830%, (US0001M + 0.850%), 06/25/2035	350,112	0.2
2,150,000	(1)	Saranac CLO Ltd 2014-2A A1AR, 3.561%, (US0003M + 1.230%), 11/20/2029	2,151,542	1.0
1,000,000		Soundview Home Loan Trust 2005-2 M6, 3.171%, (US0001M + 1.080%), 07/25/2035	1,013,528	0.5
800,000	(1)	Trinitas CLO II Ltd. 2014-2A A1R, 3.528%, (US0003M + 1.180%), 07/15/2026	800,093	0.4
1,110,000	(1)	Tryon Park CLO Ltd. 2013-1A A1SR, 3.238%, (US0003M + 0.890%), 04/15/2029	1,108,611	0.5
1,500,000	(1)	York CLO 1 Ltd. 2014-1A AR, 3.512%, (US0003M + 1.150%), 01/22/2027	1,500,237	0.7
			21,638,759	10.4

		Student Loan Asset-Backed Securities: 8.1%
1,089,290	(1)	Academic Loan Funding Trust 2012-1A A2, 3.191%, (US0001M + 1.100%), 12/27/2044	1,098,547	0.5

See Accompanying Notes to Financial Statements

8

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
			Student Loan Asset-Backed Securities: (continued)
	169,714	(1)	Bank of America Student Loan Trust 2010-1A A, 3.160%, (US0003M + 0.800%), 02/25/2043	170,474	0.1
	732,109	(1)	ECMC Group Student Loan Trust 2016-1, 3.441%, (US0001M + 1.350%), 07/26/2066	745,038	0.3
	520,117	(1)	Edsouth Indenture No 9 LLC 2015-1 A, 2.891%, (US0001M + 0.800%), 10/25/2056	521,979	0.2
	1,100,000	(1)	EFS Volunteer No 2 LLC 2012-1 A2, 3.441%, (US0001M + 1.350%), 03/25/2036	1,122,888	0.5
	650,000	(1)	EFS Volunteer No 3 LLC 2012-1 A3, 3.091%, (US0001M + 1.000%), 04/25/2033	654,703	0.3
	600,000		Montana Higher Education Student Assistance Corp. 2012-1 A3, 2.998%, (US0001M + 1.050%), 07/20/2043	604,110	0.3
	1,567,089	(1)	Navient Student Loan Trust 2016-5A A, 3.341%, (US0001M + 1.250%), 06/25/2065	1,610,473	0.8
	767,905	(1)	Navient Student Loan Trust 2016-7 A, 3.241%, (US0001M + 1.150%), 03/25/2066	783,260	0.4
	1,050,000	(1)	Nelnet Student Loan Trust 2006-1 A6, 2.780%, (US0003M + 0.450%), 08/23/2036	1,028,964	0.5
	1,100,000	(1)	Nelnet Student Loan Trust 2006-2 A7, 2.940%, (US0003M + 0.580%), 01/25/2037	1,077,516	0.5
	786,234	(1)	Pennsylvania Higher Education Association Student Loan Trust 2016-1, 3.241%, (US0001M + 1.150%), 09/25/2065	799,028	0.4
	260,514	(1)	Scholar Funding Trust 2010-A A, 3.109%, (US0003M + 0.750%), 10/28/2041	259,778	0.1
	581,923	(1)	SLM Student Loan Trust 2003-1 A5A, 2.451%, (US0003M + 0.110%), 12/15/2032	559,592	0.3
	759,072	(1)	SLM Student Loan Trust 2003-7A A5A, 3.541%, (US0003M + 1.200%), 12/15/2033	769,245	0.4
	550,000	(1)	SLM Student Loan Trust 2004-8A A6, 2.990%, (US0003M + 0.630%), 01/25/2040	553,749	0.3
	562,133		SLM Student Loan Trust 2005-4 A3, 2.480%, (US0003M + 0.120%), 01/25/2027	560,295	0.3
	300,523		SLM Student Loan Trust 2007-1 A5, 2.450%, (US0003M + 0.090%), 01/26/2026	299,794	0.1
	750,000		SLM Student Loan Trust 2007-2 A4, 2.420%, (US0003M + 0.060%), 07/25/2022	733,801	0.3
	396,945		SLM Student Loan Trust 2007-7 A4, 2.690%, (US0003M + 0.330%), 01/25/2022	389,463	0.2
	143,502		SLM Student Loan Trust 2008-2 A3, 3.110%, (US0003M + 0.750%), 04/25/2023	143,262	0.1
	398,522		SLM Student Loan Trust 2008-4 A4, 4.010%, (US0003M + 1.650%), 07/25/2022	407,070	0.2
	1,085,340		SLM Student Loan Trust 2008-5 A4, 4.060%, (US0003M + 1.700%), 07/25/2023	1,114,673	0.5
	563,150		SLM Student Loan Trust 2008-6 A4, 3.460%, (US0003M + 1.100%), 07/25/2023	568,194	0.3
	350,000		SLM Student Loan Trust 2008-8 A4, 3.860%, (US0003M + 1.500%), 04/25/2023	358,500	0.2
				16,934,396	8.1

		Total Asset-Backed Securities (Cost $38,217,737)		38,573,155	18.5

FOREIGN GOVERNMENT BONDS: 2.4%
	130,000	(3),(11)	Argentina Government International Bond, 2.500% (Step Rate @ 2.500% on 03/31/2019), 12/31/2038	74,198	0.0
	30,000	(5)	Argentina Government International Bond, 7.125%, 06/28/2117	22,958	0.0
EUR	10,000	(11)	Argentine Republic Government International Bond, 2.260% (Step Rate @ 2.260% on 03/31/2019), 12/31/2038	6,919	0.0
EUR	160,000		Argentine Republic Government International Bond, 3.375%, 01/15/2023	170,265	0.1
EUR	190,000		Argentine Republic Government International Bond, 5.250%, 01/15/2028	191,282	0.1
	370,000		Argentine Republic Government International Bond, 6.875%, 01/11/2048	280,464	0.1
	250,000	(1)	Ecuador Government International Bond, 7.875%, 01/23/2028	210,363	0.1

See Accompanying Notes to Financial Statements

9

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	200,000		Ecuador Government International Bond, 9.625%, 06/02/2027	186,490	0.1
EUR	100,000	(1)	Indonesia Government International Bond, 2.150%, 07/18/2024	117,849	0.1
	1,375,000		Israel Government AID Bond, 5.500%, 09/18/2023	1,548,308	0.8
	1,039,000		Israel Government AID Bond, 5.500%, 12/04/2023	1,174,890	0.6
MXN	1,032,900		Mexican Bonos, 6.500%, 06/10/2021	50,401	0.0
MXN	2,257,000		Mexican Bonos, 6.500%, 06/09/2022	109,123	0.1
MXN	434,700		Mexican Bonos, 7.750%, 11/23/2034	22,112	0.0
MXN	19,100		Mexican Bonos, 8.000%, 11/07/2047	997	0.0
MXN	656,800		Mexico Government Bond, 8.000%, 12/07/2023	33,571	0.0
	240,000	(3)	Petroleos de Venezuela SA, 5.375%, 04/12/2027	54,164	0.0
ZAR	990,000		Republic of South Africa Government Bond, 6.250%, 03/31/2036	52,295	0.0
ZAR	300,000		Republic of South Africa Government Bond, 6.500%, 02/28/2041	15,606	0.0
ZAR	1,490,000		Republic of South Africa Government Bond, 7.000%, 02/28/2031	90,303	0.1
ZAR	560,000		Republic of South Africa Government Bond, 8.000%, 01/31/2030	37,299	0.0
ZAR	2,647,000		Republic of South Africa Government Bond, 8.250%, 03/31/2032	176,077	0.1
ZAR	590,000		Republic of South Africa Government Bond, 8.750%, 01/31/2044	39,354	0.0
ZAR	530,000		Republic of South Africa Government Bond, 8.875%, 02/28/2035	36,559	0.0
ZAR	60,000		Republic of South Africa Government Bond, 9.000%, 01/31/2040	4,117	0.0
	280,000		Turkey Government International Bond, 5.125%, 02/17/2028	247,309	0.1
	40,000	(3)	Venezuela Government International Bond, 6.000%, 12/09/2020	10,700	0.0

		Total Foreign Government Bonds (Cost $5,295,237)		4,963,973	2.4

		Total Long-Term Investments (Cost $211,644,902)		208,844,120	100.3

SHORT-TERM INVESTMENTS: 17.8%
			Commercial Paper: 6.8%
	450,000		AT&T INC Disc, 2.710%, 10/09/2018	446,647	0.2
	500,000		Duke Energy, 2.530%, 08/27/2018	497,995	0.2
	420,000		Eastman, 2.660%, 07/06/2018	419,816	0.2
	523,000		Hewlett, 2.150%, 07/11/2018	522,661	0.2
	523,000		Hewlett, 2.160%, 07/10/2018	522,690	0.2
	419,000		HP INC, 2.090%, 07/23/2018	418,449	0.2
	1,000,000		Marriott, 2.470%, 07/31/2018	997,905	0.5
	950,000		Mondelez Intl, 2.650%, 10/02/2018	943,570	0.5
	316,000		Nutrien, 2.690%, 07/18/2018	315,581	0.2
	250,000		Nutrien Ltd DI, 2.700%, 07/16/2018	249,704	0.1
	500,000		Schlumberger, 2.420%, 08/22/2018	498,251	0.2
	1,000,000		Schlumberger, 2.530%, 09/21/2018	994,274	0.5
	250,000		Sempra, 2.470%, 07/31/2018	249,476	0.1
	418,000		Southern, 2.540%, 08/30/2018	416,231	0.2
	319,000		Suncor, 3.020%, 07/03/2018	318,921	0.2
	600,000		Suncor Energy, 2.520%, 08/21/2018	597,854	0.3
	1,112,000		United Overseas, 2.170%, 07/27/2018	1,110,222	0.5
	1,214,000		Versailles, 2.300%, 07/09/2018	1,213,312	0.6
	2,000,000		Victory Receivables, 2.380%, 10/02/2018	1,987,792	1.0
	695,000		VW, 2.500%, 08/13/2018	692,911	0.3
	750,000		VW Credit, 2.610%, 09/20/2018	745,630	0.4
				14,159,892	6.8

See Accompanying Notes to Financial Statements

10

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(12): 0.1%
217,674	National Bank Financial, Repurchase Agreement dated 06/29/18, 2.01%, due 07/02/18 (Repurchase Amount $217,710, collateralized by various U.S. Government Securities, 0.000%-6.000%, Market Value plus accrued interest $222,028, due 09/06/18-09/09/49) (Cost $217,674)	217,674	0.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 10.9%
22,726,023	(13)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800% (Cost $22,726,023)	22,726,023	10.9

	Total Short-Term Investments (Cost $37,103,960)		37,103,589	17.8

	Total Investments in Securities (Cost $248,748,862)		$245,947,709	118.1
	Liabilities in Excess of Other Assets		(37,691,022)	(18.1)
	Net Assets		$208,256,687	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2018.
(3)	Defaulted security
(4)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2018.
(5)	Security, or a portion of the security, is on loan.
(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(8)	Separate Trading of Registered Interest and Principal of Securities
(9)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(10)	Settlement is on a when-issued or delayed-delivery basis.
(11)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2018.
(12)	Represents securities purchased with cash collateral received for securities on loan.
(13)	Rate shown is the 7-day yield as of June 30, 2018.

EGP	Egyptian Pound
EUR	EU Euro
GBP	British Pound
MXN	Mexican Peso
ZAR	South African Rand

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
BP0003M	3-month GBP-LIBOR
EUR003M	3-month EURIBOR
US0001M	1-month LIBOR
US0003M	3-month LIBOR

See Accompanying Notes to Financial Statements

11

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Insurance Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 7, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 7, 2018